UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Freedom® Index 2060 Fund

June 30, 2016

X60-QTLY-0816
1.9858345.101

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $20,924,845)	355,473	21,495,448

Commodity Funds - 1.4%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $455,558)	85,073	473,858

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $9,669,057)	901,674	9,413,478

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $3,405,905)	291,456	3,485,816
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $34,455,365)		34,868,600
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,474)
NET ASSETS - 100%		$34,867,126

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$354,151	$94,334	$24,786	$--	$473,858
Fidelity Series Global ex U.S. Index Fund	7,157,920	2,345,679	101,702	--	9,413,478
Fidelity Total Market Index Fund Class F	16,361,650	4,857,235	130,222	52,813	21,495,448
Fidelity U.S. Bond Index Fund Class F	2,649,719	855,869	73,915	18,862	3,485,816
Total	$26,523,440	$8,153,117	$330,625	$71,675	$34,868,600

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $34,505,837. Net unrealized appreciation aggregated $362,763, of which $942,001 related to appreciated investment securities and $579,238 related to depreciated investment securities.

During the period, certain underlying investments incurred name changes. These changes may involve one or more of the following, as applicable: replacing “Spartan” with “Fidelity” or renaming “Fidelity Institutional Money Market” to “Fidelity Investments Money Market.” The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2030 Fund

June 30, 2016

FRX-X30-QTLY-0816
1.906845.106

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 54.9%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $1,126,034,083)	24,159,662	1,460,934,779

Commodity Funds - 1.4%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $44,670,964)	6,462,123	35,994,024

International Equity Funds - 24.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $677,562,005)	61,477,066	641,820,570

Bond Funds - 18.8%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $486,719,794)	41,907,250	501,210,708

Inflation-Protected Bond Funds - 0.8%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $20,416,267)	2,023,434	20,274,804
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,355,403,113)		2,660,234,885
NET OTHER ASSETS (LIABILITIES) - 0.0%		(103,881)
NET ASSETS - 100%		$2,660,131,004

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$32,252,771	$1,649,854	$2,061,749	$--	$35,994,024
Fidelity Series Global ex U.S. Index Fund	602,068,590	49,706,883	11,422,487	--	641,820,570
Fidelity Series Inflation-Protected Bond Index Fund Class F	17,196,324	2,860,324	49,021	11,263	20,274,804
Fidelity Total Market Index Fund Class F	1,372,593,954	81,517,747	23,515,750	4,272,327	1,460,934,779
Fidelity U.S. Bond Index Fund Class F	456,350,844	41,896,888	4,902,098	2,927,872	501,210,708
Total	$2,480,462,483	$177,631,696	$41,951,105	$7,211,462	$2,660,234,885

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $2,366,629,543. Net unrealized appreciation aggregated $293,605,342, of which $356,579,199 related to appreciated investment securities and $62,973,857 related to depreciated investment securities.

During the period, certain underlying investments incurred name changes. These changes may involve one or more of the following, as applicable: replacing “Spartan” with “Fidelity” or renaming “Fidelity Institutional Money Market” to “Fidelity Investments Money Market.” The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2050 Fund

June 30, 2016

FRX-X50-QTLY-0816
1.906855.106

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $507,911,326)	10,217,787	617,869,585

Commodity Funds - 1.4%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $16,543,693)	2,458,763	13,695,310

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $286,812,681)	25,916,578	270,569,070

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $97,802,328)	8,375,947	100,176,321
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $909,070,028)		1,002,310,286
NET OTHER ASSETS (LIABILITIES) - 0.0%		(37,215)
NET ASSETS - 100%		$1,002,273,071

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$12,176,215	$767,870	$834,406	$--	$13,695,310
Fidelity Series Global ex U.S. Index Fund	248,737,255	24,889,748	3,595,757	--	270,569,070
Fidelity Total Market Index Fund Class F	568,490,468	42,596,074	5,879,218	1,779,163	617,869,585
Fidelity U.S. Bond Index Fund Class F	92,061,871	8,181,842	1,655,662	592,494	100,176,321
Total	$921,465,809	$76,435,534	$11,965,043	$2,371,657	$1,002,310,286

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $912,982,909. Net unrealized appreciation aggregated $89,327,377, of which $114,939,104 related to appreciated investment securities and $25,611,727 related to depreciated investment securities.

During the period, certain underlying investments incurred name changes. These changes may involve one or more of the following, as applicable: replacing “Spartan” with “Fidelity” or renaming “Fidelity Institutional Money Market” to “Fidelity Investments Money Market.” The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2025 Fund

June 30, 2016

FRX-X25-QTLY-0816
1.906843.106

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.8%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $710,967,912)	15,782,999	954,397,942

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $34,575,242)	5,107,649	28,449,607

International Equity Funds - 19.8%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $437,398,131)	40,322,216	420,963,934

Bond Funds - 28.1%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $581,848,391)	49,997,127	597,965,635

Inflation-Protected Bond Funds - 1.6%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $34,286,404)	3,365,736	33,724,674

Short-Term Funds - 4.4%
Fidelity Series Government Money Market Fund Class F 0.25% (a)
(Cost $93,068,685)	93,068,685	93,068,685
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,892,144,765)		2,128,570,477
NET OTHER ASSETS (LIABILITIES) - 0.0%		(90,675)
NET ASSETS - 100%		$2,128,479,802

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$78,284,051	$5,449,229	$83,733,280	$41,174	$--
Fidelity Series Commodity Strategy Fund Class F	25,103,313	1,649,327	1,521,288	--	28,449,607
Fidelity Series Global ex U.S. Index Fund	393,983,564	36,974,580	11,087,600	--	420,963,934
Fidelity Series Government Money Market Fund Class F 0.25%	--	93,087,724	19,038	21,745	93,068,685
Fidelity Series Inflation-Protected Bond Index Fund Class F	29,741,585	3,675,385	128,349	19,254	33,724,674
Fidelity Total Market Index Fund Class F	894,380,763	63,411,636	23,216,096	2,792,178	954,397,942
Fidelity U.S. Bond Index Fund Class F	551,303,177	46,192,239	8,902,382	3,517,741	597,965,635
Total	$1,972,796,453	$250,440,120	$128,608,033	$ 6,392,092	$2,128,570,477

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $1,904,638,785. Net unrealized appreciation aggregated $223,931,692, of which $262,969,962 related to appreciated investment securities and $39,038,270 related to depreciated investment securities.

During the period, certain underlying investments incurred name changes. These changes may involve one or more of the following, as applicable: replacing “Spartan” with “Fidelity” or renaming “Fidelity Institutional Money Market” to “Fidelity Investments Money Market.” The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2020 Fund

June 30, 2016

FRX-X20-QTLY-0816
1.906840.106

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.6%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $823,529,055)	18,589,070	1,124,081,073

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $44,557,677)	6,352,480	35,383,311

International Equity Funds - 17.9%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $517,890,704)	47,554,823	496,472,355

Bond Funds - 29.8%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $802,561,768)	69,107,354	826,523,954

Inflation-Protected Bond Funds - 2.4%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $67,844,871)	6,612,828	66,260,541

Short-Term Funds - 8.0%
Fidelity Series Government Money Market Fund Class F 0.25% (a)(c)
(Cost $221,649,961)	221,649,961	221,649,961
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,478,034,036)		2,770,371,195
NET OTHER ASSETS (LIABILITIES) - 0.0%		(109,574)
NET ASSETS - 100%		$2,770,261,621

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$210,392,054	$5,502,456	$215,894,511	$108,896	$--
Fidelity Series Commodity Strategy Fund Class F	32,340,808	938,327	1,995,361	--	35,383,311
Fidelity Series Global ex U.S. Index Fund	477,883,309	29,849,034	12,423,255	--	496,472,355
Fidelity Series Government Money Market Fund Class F 0.25%	--	221,971,465	321,504	54,352	221,649,961
Fidelity Series Inflation-Protected Bond Index Fund Class F	61,644,547	4,081,719	327,053	38,943	66,260,541
Fidelity Total Market Index Fund Class F	1,082,595,781	41,491,724	23,340,621	3,362,230	1,124,081,073
Fidelity U.S. Bond Index Fund Class F	$795,647,004	$34,743,483	$17,057,544	$4,997,479	$826,523,954
Total	$2,660,503,503	$338,578,208	$271,359,849	$8,561,900	$2,770,371,195

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $2,487,495,403. Net unrealized appreciation aggregated $282,875,792, of which $330,390,409 related to appreciated investment securities and $47,514,617 related to depreciated investment securities.

During the period, certain underlying investments incurred name changes. These changes may involve one or more of the following, as applicable: replacing “Spartan” with “Fidelity” or renaming “Fidelity Institutional Money Market” to “Fidelity Investments Money Market.” The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2035 Fund

June 30, 2016

FRX-X35-QTLY-0816
1.906848.106

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $759,030,097)	16,122,066	974,901,333

Commodity Funds - 1.4%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $26,567,863)	3,877,160	21,595,781

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $449,929,824)	40,892,533	426,918,041

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $153,192,493)	13,216,238	158,066,208
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,388,720,277)		1,581,481,363
NET OTHER ASSETS (LIABILITIES) - 0.0%		(62,635)
NET ASSETS - 100%		$1,581,418,728

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$19,326,332	$1,179,753	$1,403,351	$--	$21,595,781
Fidelity Series Global ex U.S. Index Fund	394,680,096	37,283,383	6,022,039	--	426,918,041
Fidelity Total Market Index Fund Class F	902,049,704	65,438,244	12,765,731	2,810,385	974,901,333
Fidelity U.S. Bond Index Fund Class F	146,079,513	12,424,446	2,931,770	933,013	158,066,208
Total	$1,462,135,645	$116,325,826	$23,122,891	$ 3,743,398	$1,581,481,363

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $1,397,682,959. Net unrealized depreciation aggregated $183,798,404, of which $224,966,585 related to appreciated investment securities and $41,168,181 related to depreciated investment securities.

During the period, certain underlying investments incurred name changes. These changes may involve one or more of the following, as applicable: replacing “Spartan” with “Fidelity” or renaming “Fidelity Institutional Money Market” to “Fidelity Investments Money Market.” The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index Income Fund

June 30, 2016

FRX-INC-QTLY-0816
1.906830.106

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.7%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $28,344,773)	682,633	41,278,798

Commodity Funds - 1.1%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $3,886,853)	526,662	2,933,506

International Equity Funds - 7.2%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $19,153,385)	1,804,731	18,841,389

Bond Funds - 40.1%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $101,347,375)	8,786,475	105,086,237

Inflation-Protected Bond Funds - 6.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $16,495,182)	1,574,573	15,777,219

Short-Term Funds - 29.9%
Fidelity Series Government Money Market Fund Class F 0.25% (a)(c)
(Cost $78,405,521)	78,405,521	78,405,521
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $247,633,089)		262,322,670
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,528)
NET ASSETS - 100%		$262,313,142

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$74,654,882	$2,279,540	$76,934,422	$38,739	$--
Fidelity Series Commodity Strategy Fund Class F	2,686,206	130,002	223,340	--	2,933,506
Fidelity Series Global ex U.S. Index Fund	17,936,908	1,494,195	621,253	--	18,841,389
Fidelity Series Government Money Market Fund Class F 0.25%	--	78,629,930	224,408	19,063	78,405,521
Fidelity Series Inflation-Protected Bond Index Fund Class F	14,859,669	935,712	223,295	9,366	15,777,219
Fidelity Total Market Index Fund Class F	39,146,637	2,457,159	1,162,457	121,133	41,278,798
Fidelity U.S. Bond Index Fund Class F	100,073,079	5,987,245	2,651,385	631,080	105,086,237
Total	$249,357,381	$91,913,783	$82,040,560	$819,381	$262,322,670

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $248,593,871. Net unrealized appreciation aggregated $13,728,799, of which $16,936,818 related to appreciated investment securities and $3,208,019 related to depreciated investment securities.

During the period, certain underlying investments incurred name changes. These changes may involve one or more of the following, as applicable: replacing “Spartan” with “Fidelity” or renaming “Fidelity Institutional Money Market” to “Fidelity Investments Money Market.” The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2045 Fund

June 30, 2016

FRX-X45-QTLY-0816
1.906853.106

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $502,757,517)	10,354,620	626,143,881

Commodity Funds - 1.4%
Fidelity Series Commodity Strategy Fund Class F (a)
(Cost $16,831,641)	2,487,575	13,855,791

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $289,515,731)	26,264,052	274,196,702

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $98,908,477)	8,488,646	101,524,205
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $908,013,366)		1,015,720,579
NET OTHER ASSETS (LIABILITIES) - 0.0%		(65,327)
NET ASSETS - 100%		$1,015,655,252

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$12,366,948	$860,306	$974,087	$--	$13,855,791
Fidelity Series Global ex U.S. Index Fund	250,889,400	27,045,159	4,422,689	--	274,196,702
Fidelity Total Market Index Fund Class F	573,463,948	46,951,252	7,231,352	1,798,618	626,143,881
Fidelity U.S. Bond Index Fund Class F	92,874,151	8,758,937	1,707,731	597,383	101,524,205
Total	$929,594,447	$83,615,654	$14,335,859	$2,396,001	$1,015,720,579

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $912,378,323. Net unrealized appreciation aggregated $103,342,256, of which $128,859,107 related to appreciated investment securities and $25,516,851 related to depreciated investment securities.

During the period, certain underlying investments incurred name changes. These changes may involve one or more of the following, as applicable: replacing “Spartan” with “Fidelity” or renaming “Fidelity Institutional Money Market” to “Fidelity Investments Money Market.” The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2055 Fund

June 30, 2016

FF-K-55-QTLY-0816
1.927059.105

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.5%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	2,503,781	$34,426,987
Fidelity Series 1000 Value Index Fund Class F (a)	1,868,070	20,175,158
Fidelity Series All-Sector Equity Fund Class F (a)	8,377,813	107,654,898
Fidelity Series Blue Chip Growth Fund Class F (a)	6,853,618	73,744,931
Fidelity Series Commodity Strategy Fund Class F (a)(b)	4,436,888	24,713,466
Fidelity Series Equity-Income Fund Class F (a)	12,517,947	148,462,851
Fidelity Series Growth & Income Fund Class F (a)	8,776,800	110,499,909
Fidelity Series Growth Company Fund Class F (a)	10,362,803	127,566,102
Fidelity Series Intrinsic Opportunities Fund Class F (a)	5,996,410	85,508,814
Fidelity Series Opportunistic Insights Fund Class F (a)	4,921,387	71,803,041
Fidelity Series Real Estate Equity Fund Class F (a)	921,367	13,599,382
Fidelity Series Small Cap Discovery Fund Class F (a)	1,929,067	19,252,088
Fidelity Series Small Cap Opportunities Fund Class F (a)	4,691,672	58,458,238
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	8,629,633	98,636,710
TOTAL DOMESTIC EQUITY FUNDS
(Cost $980,970,849)		994,502,575

International Equity Funds - 30.0%
Fidelity Series Emerging Markets Fund Class F (a)	9,697,671	148,762,277
Fidelity Series International Growth Fund Class F (a)	10,430,870	141,233,985
Fidelity Series International Small Cap Fund Class F (a)	2,252,221	32,837,388
Fidelity Series International Value Fund Class F (a)	15,530,563	139,930,369
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $481,268,067)		462,764,019

Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund Class F (a)	1,027,973	10,300,294
Fidelity Series Floating Rate High Income Fund Class F (a)	427,513	3,937,395
Fidelity Series High Income Fund Class F (a)	4,992,560	44,733,335
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	821,579	8,232,222
Fidelity Series Investment Grade Bond Fund Class F (a)	716,988	8,274,043
Fidelity Series Real Estate Income Fund Class F (a)	701,296	7,833,477
TOTAL BOND FUNDS
(Cost $86,727,287)		83,310,766

Short-Term Funds - 0.1%
Fidelity Series Government Money Market Fund Class F 0.25% (a)(c)	493,943	493,943
Fidelity Series Short-Term Credit Fund Class F (a)	26,614	267,209
TOTAL SHORT-TERM FUNDS
(Cost $758,732)		761,152
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,549,724,935)		1,541,338,512
NET OTHER ASSETS (LIABILITIES) - 0.0%		(59,250)
NET ASSETS - 100%		$1,541,279,262

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$455,531	$10,676	$466,207	$211	$--
Fidelity Series 100 Index Fund Class F	31,840,693	3,350,359	1,496,387	--	34,426,987
Fidelity Series 1000 Value Index Fund Class F	17,957,432	1,946,229	577,115	--	20,175,158
Fidelity Series All-Sector Equity Fund Class F	100,298,308	10,136,889	4,973,750	--	107,654,898
Fidelity Series Blue Chip Growth Fund Class F	69,568,514	7,622,797	2,827,446	--	73,744,931
Fidelity Series Commodity Strategy Fund Class F	18,119,907	4,393,107	290,438	--	24,713,466
Fidelity Series Emerging Markets Debt Fund Class F	8,977,559	967,143	168,882	136,165	10,300,294
Fidelity Series Emerging Markets Fund Class F	131,834,459	13,331,746	425,859	--	148,762,277
Fidelity Series Equity-Income Fund Class F	134,711,174	14,619,192	5,396,324	542,828	148,462,851
Fidelity Series Floating Rate High Income Fund Class F	3,529,277	383,057	66,117	40,574	3,937,395
Fidelity Series Government Money Market Fund Class F 0.25%	--	499,916	5,973	128	493,943
Fidelity Series Growth & Income Fund Class F	103,294,695	11,291,974	5,355,506	593,371	110,499,909
Fidelity Series Growth Company Fund Class F	122,398,793	6,833,194	2,775,678	--	127,566,102
Fidelity Series High Income Fund Class F	40,725,138	3,407,771	766,554	611,718	44,733,335
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,134,800	1,129,039	132,258	4,580	8,232,222
Fidelity Series International Growth Fund Class F	127,082,347	14,869,031	2,617,639	--	141,233,985
Fidelity Series International Small Cap Fund Class F	29,763,064	4,817,140	744,684	--	32,837,388
Fidelity Series International Value Fund Class F	125,354,254	19,143,273	2,390,791	--	139,930,369
Fidelity Series Intrinsic Opportunities Fund Class F	75,785,277	9,115,518	--	--	85,508,814
Fidelity Series Investment Grade Bond Fund Class F	7,028,055	1,248,160	152,740	47,397	8,274,043
Fidelity Series Opportunistic Insights Fund Class F	67,151,661	7,619,137	3,026,636	--	71,803,041
Fidelity Series Real Estate Equity Fund Class F	12,374,986	1,666,378	1,070,429	62,980	13,599,382
Fidelity Series Real Estate Income Fund Class F	7,024,423	745,622	131,766	96,098	7,833,477
Fidelity Series Short-Term Credit Fund Class F	244,180	41,251	19,601	702	267,209
Fidelity Series Small Cap Discovery Fund Class F	17,994,303	1,949,505	685,186	34,092	19,252,088
Fidelity Series Small Cap Opportunities Fund Class F	54,016,664	5,757,402	2,744,185	--	58,458,238
Fidelity Series Stock Selector Large Cap Value Fund Class F	88,836,599	9,174,893	2,539,222	--	98,636,710
Total	$1,403,502,093	$156,070,399	$41,847,373	$2,170,844	$1,541,338,512

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $1,557,300,163. Net unrealized depreciation aggregated $15,961,651, of which $51,511,896 related to appreciated investment securities and $67,473,547 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2030 Fund

June 30, 2016

FF-K-30-QTLY-0816
1.907115.106

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 57.7%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	22,384,865	$307,791,897
Fidelity Series 1000 Value Index Fund Class F (a)	16,781,158	181,236,509
Fidelity Series All-Sector Equity Fund Class F (a)	75,377,286	968,598,120
Fidelity Series Blue Chip Growth Fund Class F (a)	61,698,830	663,879,416
Fidelity Series Commodity Strategy Fund Class F (a)(b)	43,136,816	240,272,065
Fidelity Series Equity-Income Fund Class F (a)	112,681,742	1,336,405,459
Fidelity Series Growth & Income Fund Class F (a)	78,974,165	994,284,736
Fidelity Series Growth Company Fund Class F (a)	94,372,946	1,161,730,971
Fidelity Series Intrinsic Opportunities Fund Class F (a)	54,459,037	776,585,874
Fidelity Series Opportunistic Insights Fund Class F (a)	44,226,169	645,259,808
Fidelity Series Real Estate Equity Fund Class F (a)	8,112,050	119,733,853
Fidelity Series Small Cap Discovery Fund Class F (a)	17,377,088	173,423,339
Fidelity Series Small Cap Opportunities Fund Class F (a)	42,247,045	526,398,185
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	77,627,864	887,286,481
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,095,707,521)		8,982,886,713

International Equity Funds - 27.2%
Fidelity Series Emerging Markets Fund Class F (a)	91,283,756	1,400,292,817
Fidelity Series International Growth Fund Class F (a)	93,947,549	1,272,049,819
Fidelity Series International Small Cap Fund Class F (a)	20,426,799	297,822,731
Fidelity Series International Value Fund Class F (a)	139,876,454	1,260,286,847
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,140,751,018)		4,230,452,214

Bond Funds - 15.1%
Fidelity Series Emerging Markets Debt Fund Class F (a)	10,446,871	104,677,650
Fidelity Series Floating Rate High Income Fund Class F (a)	4,284,169	39,457,194
Fidelity Series High Income Fund Class F (a)	52,116,820	466,966,709
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	7,931,063	79,469,256
Fidelity Series Investment Grade Bond Fund Class F (a)	137,028,774	1,581,312,050
Fidelity Series Real Estate Income Fund Class F (a)	7,182,755	80,231,370
TOTAL BOND FUNDS
(Cost $2,354,785,842)		2,352,114,229

Short-Term Funds - 0.0%
Fidelity Series Government Money Market Fund Class F 0.25%(a)(c)	5,008,557	5,008,557
Fidelity Series Short-Term Credit Fund Class F (a)	268,981	2,700,567
TOTAL SHORT-TERM FUNDS
(Cost $7,692,773)		7,709,124
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $14,598,937,154)		15,573,162,280
NET OTHER ASSETS (LIABILITIES) - 0.0%		(607,918)
NET ASSETS - 100%		$15,572,554,362

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$4,970,874	$27,841	$4,998,715	$2,378	$--
Fidelity Series 100 Index Fund Class F	312,979,593	8,526,495	20,553,134	--	307,791,897
Fidelity Series 1000 Value Index Fund Class F	176,385,655	5,556,978	8,666,963	--	181,236,509
Fidelity Series All-Sector Equity Fund Class F	986,382,823	25,858,998	64,487,339	--	968,598,120
Fidelity Series Blue Chip Growth Fund Class F	684,519,159	18,776,079	33,990,768	--	663,879,416
Fidelity Series Commodity Strategy Fund Class F	193,432,176	26,857,656	5,621,028	--	240,272,065
Fidelity Series Emerging Markets Debt Fund Class F	98,649,179	3,534,015	3,001,638	1,434,954	104,677,650
Fidelity Series Emerging Markets Fund Class F	1,349,270,426	30,518,098	17,035,500	--	1,400,292,817
Fidelity Series Equity-Income Fund Class F	1,325,670,482	39,827,418	71,380,054	5,294,773	1,336,405,459
Fidelity Series Floating Rate High Income Fund Class F	38,664,940	1,211,354	1,403,354	425,039	39,457,194
Fidelity Series Government Money Market Fund Class F 0.25%	--	5,132,800	124,244	1,389	5,008,557
Fidelity Series Growth & Income Fund Class F	1,016,008,775	31,426,319	65,516,339	5,785,093	994,284,736
Fidelity Series Growth Company Fund Class F	1,211,016,994	3,464,944	63,716,883	--	1,161,730,971
Fidelity Series High Income Fund Class F	459,010,009	6,664,458	13,889,710	6,664,314	466,966,709
Fidelity Series Inflation-Protected Bond Index Fund Class F	79,551,481	1,626,254	2,741,211	48,590	79,469,256
Fidelity Series International Growth Fund Class F	1,240,588,009	51,593,320	38,139,027	--	1,272,049,819
Fidelity Series International Small Cap Fund Class F	293,175,718	22,709,808	8,714,433	--	297,822,731
Fidelity Series International Value Fund Class F	1,222,125,805	94,097,624	37,134,149	--	1,260,286,847
Fidelity Series Intrinsic Opportunities Fund Class F	752,036,235	18,650,459	--	--	776,585,874
Fidelity Series Investment Grade Bond Fund Class F	1,469,877,688	107,500,746	26,640,830	9,645,659	1,581,312,050
Fidelity Series Opportunistic Insights Fund Class F	660,386,035	22,830,890	38,867,793	--	645,259,808
Fidelity Series Real Estate Equity Fund Class F	121,989,565	7,264,734	15,123,008	581,499	119,733,853
Fidelity Series Real Estate Income Fund Class F	77,863,871	2,651,259	2,355,609	1,005,933	80,231,370
Fidelity Series Short-Term Credit Fund Class F	2,687,488	142,697	143,447	7,261	2,700,567
Fidelity Series Small Cap Discovery Fund Class F	176,500,908	4,753,429	7,872,929	313,418	173,423,339
Fidelity Series Small Cap Opportunities Fund Class F	531,149,221	13,377,813	31,459,220	--	526,398,185
Fidelity Series Stock Selector Large Cap Value Fund Class F	869,587,973	22,690,313	34,630,925	--	887,286,481
Total	$15,354,481,082	$577,272,799	$618,208,250	$31,210,300	$15,573,162,280

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $14,657,907,274. Net unrealized appreciation aggregated $915,255,006, of which $1,319,046,077 related to appreciated investment securities and $403,791,071 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2020 Fund

June 30, 2016

FF-K-20-QTLY-0816
1.907110.106

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 43.1%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	17,329,456	$238,280,025
Fidelity Series 1000 Value Index Fund Class F (a)	12,915,602	139,488,506
Fidelity Series All-Sector Equity Fund Class F (a)	58,036,926	745,774,496
Fidelity Series Blue Chip Growth Fund Class F (a)	47,357,165	509,563,094
Fidelity Series Commodity Strategy Fund Class F (a)(b)	45,821,388	255,225,129
Fidelity Series Equity-Income Fund Class F (a)	86,780,656	1,029,218,579
Fidelity Series Growth & Income Fund Class F (a)	60,801,898	765,495,898
Fidelity Series Growth Company Fund Class F (a)	72,560,159	893,215,561
Fidelity Series Intrinsic Opportunities Fund Class F (a)	41,877,955	597,179,638
Fidelity Series Opportunistic Insights Fund Class F (a)	34,083,918	497,284,369
Fidelity Series Real Estate Equity Fund Class F (a)	6,365,242	93,950,972
Fidelity Series Small Cap Discovery Fund Class F (a)	13,317,215	132,905,809
Fidelity Series Small Cap Opportunities Fund Class F (a)	32,425,566	404,022,546
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	59,782,107	683,309,483
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,187,201,207)		6,984,914,105

International Equity Funds - 20.7%
Fidelity Series Emerging Markets Fund Class F (a)	79,841,776	1,224,772,851
Fidelity Series International Growth Fund Class F (a)	71,161,097	963,521,258
Fidelity Series International Small Cap Fund Class F (a)	14,352,009	209,252,287
Fidelity Series International Value Fund Class F (a)	105,940,562	954,524,468
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,170,581,532)		3,352,070,864

Bond Funds - 30.0%
Fidelity Series Emerging Markets Debt Fund Class F (a)	10,729,265	107,507,232
Fidelity Series Floating Rate High Income Fund Class F (a)	4,414,968	40,661,856
Fidelity Series High Income Fund Class F (a)	54,370,547	487,160,103
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	17,245,363	172,798,537
Fidelity Series Investment Grade Bond Fund Class F (a)	345,227,845	3,983,929,329
Fidelity Series Real Estate Income Fund Class F (a)	7,340,991	81,998,870
TOTAL BOND FUNDS
(Cost $4,904,215,318)		4,874,055,927

Short-Term Funds - 6.2%
Fidelity Series Government Money Market Fund Class F (a)	656,838,750	656,838,750
Fidelity Series Short-Term Credit Fund Class F (a)	34,970,838	351,107,210
TOTAL SHORT-TERM FUNDS
(Cost $1,006,280,496)		1,007,945,960
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $15,268,278,553)		16,218,986,856
NET OTHER ASSETS (LIABILITIES) - 0.0%		(634,466)
NET ASSETS - 100%		$16,218,352,390

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$571,701,080	$31,161,217	$602,862,297	$260,006	$--
Fidelity Series 100 Index Fund Class F	244,660,959	4,253,398	15,964,494	--	238,280,025
Fidelity Series 1000 Value Index Fund Class F	137,955,491	2,394,755	7,019,181	--	139,488,506
Fidelity Series All-Sector Equity Fund Class F	770,680,737	13,630,260	54,742,437	--	745,774,496
Fidelity Series Blue Chip Growth Fund Class F	534,911,997	9,573,474	30,707,727	--	509,563,094
Fidelity Series Commodity Strategy Fund Class F	201,002,871	31,362,816	3,189,237	--	255,225,129
Fidelity Series Emerging Markets Debt Fund Class F	102,504,167	2,990,974	3,659,878	1,481,549	107,507,232
Fidelity Series Emerging Markets Fund Class F	1,186,962,515	18,341,919	13,618,007	--	1,224,772,851
Fidelity Series Equity-Income Fund Class F	1,035,760,821	22,089,521	61,469,948	4,131,097	1,029,218,579
Fidelity Series Floating Rate High Income Fund Class F	40,034,702	1,061,146	1,446,870	437,887	40,661,856
Fidelity Series Government Money Market Fund Class F	--	662,179,214	5,340,464	175,830	656,838,750
Fidelity Series Growth & Income Fund Class F	793,857,980	18,276,914	56,294,721	4,513,892	765,495,898
Fidelity Series Growth Company Fund Class F	947,110,437	1,209,922	63,293,421	--	893,215,561
Fidelity Series High Income Fund Class F	481,432,267	6,963,409	17,106,355	6,963,311	487,160,103
Fidelity Series Inflation-Protected Bond Index Fund Class F	170,785,381	5,243,786	5,470,778	105,161	172,798,537
Fidelity Series International Growth Fund Class F	945,668,345	45,888,118	41,944,275	--	963,521,258
Fidelity Series International Small Cap Fund Class F	227,006,807	5,294,294	16,050,695	--	209,252,287
Fidelity Series International Value Fund Class F	938,635,502	73,870,811	44,167,992	--	954,524,468
Fidelity Series Intrinsic Opportunities Fund Class F	582,740,130	9,840,052	--	--	597,179,638
Fidelity Series Investment Grade Bond Fund Class F	4,024,998,184	86,718,546	208,079,250	25,684,866	3,983,929,329
Fidelity Series Opportunistic Insights Fund Class F	516,039,013	9,909,879	29,375,375	--	497,284,369
Fidelity Series Real Estate Equity Fund Class F	95,469,402	3,175,400	9,015,804	447,093	93,950,972
Fidelity Series Real Estate Income Fund Class F	80,513,965	2,216,362	2,855,731	1,033,699	81,998,870
Fidelity Series Short-Term Credit Fund Class F	306,142,393	52,082,798	8,807,341	880,276	351,107,210
Fidelity Series Small Cap Discovery Fund Class F	138,240,859	2,678,385	8,085,884	240,495	132,905,809
Fidelity Series Small Cap Opportunities Fund Class F	415,106,633	7,185,237	28,588,213	--	404,022,546
Fidelity Series Stock Selector Large Cap Value Fund Class F	681,764,492	11,905,375	33,497,907	--	683,309,483
Total	$16,171,687,130	$1,141,497,982	$1,372,654,282	$46,355,162	$16,218,986,856

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $15,304,872,190. Net unrealized appreciation aggregated $914,114,666, of which $1,208,243,054 related to appreciated investment securities and $294,128,388 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2005 Fund

June 30, 2016

FF-K-05-QTLY-0816
1.907104.106

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 26.7%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	267,959	$3,684,432
Fidelity Series 1000 Value Index Fund Class F (a)	199,998	2,159,980
Fidelity Series All-Sector Equity Fund Class F (a)	895,968	11,513,187
Fidelity Series Blue Chip Growth Fund Class F (a)	735,621	7,915,285
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,209,468	6,736,740
Fidelity Series Equity-Income Fund Class F (a)	1,340,907	15,903,156
Fidelity Series Growth & Income Fund Class F (a)	938,637	11,817,434
Fidelity Series Growth Company Fund Class F (a)	1,124,286	13,839,960
Fidelity Series Intrinsic Opportunities Fund Class F (a)	660,142	9,413,621
Fidelity Series Opportunistic Insights Fund Class F (a)	526,353	7,679,493
Fidelity Series Real Estate Equity Fund Class F (a)	98,765	1,457,773
Fidelity Series Small Cap Discovery Fund Class F (a)	207,632	2,072,168
Fidelity Series Small Cap Opportunities Fund Class F (a)	504,154	6,281,756
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	922,939	10,549,194
TOTAL DOMESTIC EQUITY FUNDS
(Cost $96,889,977)		111,024,179

International Equity Funds - 13.2%
Fidelity Series Emerging Markets Fund Class F (a)	1,529,536	23,463,082
Fidelity Series International Growth Fund Class F (a)	1,053,651	14,266,439
Fidelity Series International Small Cap Fund Class F (a)	210,359	3,067,039
Fidelity Series International Value Fund Class F (a)	1,568,417	14,131,438
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $50,697,659)		54,927,998

Bond Funds - 41.7%
Fidelity Series Emerging Markets Debt Fund Class F (a)	271,729	2,722,728
Fidelity Series Floating Rate High Income Fund Class F (a)	113,675	1,046,944
Fidelity Series High Income Fund Class F (a)	1,349,154	12,088,420
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	1,379,034	13,817,917
Fidelity Series Investment Grade Bond Fund Class F (a)	12,269,608	141,591,280
Fidelity Series Real Estate Income Fund Class F (a)	184,284	2,058,457
TOTAL BOND FUNDS
(Cost $172,011,545)		173,325,746

Short-Term Funds - 18.4%
Fidelity Series Government Money Market Fund Class F 0.25% (a)(c)	49,580,461	49,580,461
Fidelity Series Short-Term Credit Fund Class F (a)	2,673,129	26,838,217
TOTAL SHORT-TERM FUNDS
(Cost $76,276,336)		76,418,678
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $395,875,517)		415,696,601
NET OTHER ASSETS (LIABILITIES) - 0.0%		(16,614)
NET ASSETS - 100%		$415,679,987

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$47,441,367	$1,314,063	$48,755,430	$20,432	$--
Fidelity Series 100 Index Fund Class F	3,866,478	231,729	498,351	--	3,684,432
Fidelity Series 1000 Value Index Fund Class F	2,177,699	130,381	244,304	--	2,159,980
Fidelity Series All-Sector Equity Fund Class F	12,192,115	731,269	1,664,994	--	11,513,187
Fidelity Series Blue Chip Growth Fund Class F	8,461,024	505,921	991,435	--	7,915,285
Fidelity Series Commodity Strategy Fund Class F	5,142,672	1,387,936	479,602	--	6,736,740
Fidelity Series Emerging Markets Debt Fund Class F	2,628,093	168,119	216,557	37,477	2,722,728
Fidelity Series Emerging Markets Fund Class F	22,876,423	1,241,718	1,320,371	--	23,463,082
Fidelity Series Equity-Income Fund Class F	16,387,413	1,043,478	2,042,003	64,509	15,903,156
Fidelity Series Floating Rate High Income Fund Class F	1,043,112	65,598	87,574	11,269	1,046,944
Fidelity Series Government Money Market Fund Class F 0.25%	--	50,799,978	1,219,517	13,688	49,580,461
Fidelity Series Growth & Income Fund Class F	12,558,621	820,853	1,719,772	70,477	11,817,434
Fidelity Series Growth Company Fund Class F	14,955,602	333,833	1,562,771	--	13,839,960
Fidelity Series High Income Fund Class F	12,459,563	239,406	1,009,911	175,007	12,088,420
Fidelity Series Inflation-Protected Bond Index Fund Class F	13,841,584	917,050	1,120,037	8,401	13,817,917
Fidelity Series International Growth Fund Class F	14,098,754	1,325,302	1,365,761	--	14,266,439
Fidelity Series International Small Cap Fund Class F	3,474,793	183,451	488,038	--	3,067,039
Fidelity Series International Value Fund Class F	13,990,554	1,737,291	1,389,181	--	14,131,438
Fidelity Series Intrinsic Opportunities Fund Class F	9,554,408	561,094	783,786	--	9,413,621
Fidelity Series Investment Grade Bond Fund Class F	144,290,219	8,549,063	14,077,681	907,545	141,591,280
Fidelity Series Opportunistic Insights Fund Class F	8,161,330	488,887	984,148	--	7,679,493
Fidelity Series Real Estate Equity Fund Class F	1,505,283	96,206	210,339	6,976	1,457,773
Fidelity Series Real Estate Income Fund Class F	2,045,888	128,628	168,584	26,323	2,058,457
Fidelity Series Short-Term Credit Fund Class F	25,534,104	4,180,635	3,010,995	70,739	26,838,217
Fidelity Series Small Cap Discovery Fund Class F	2,132,879	134,040	196,581	3,788	2,072,168
Fidelity Series Small Cap Opportunities Fund Class F	6,564,448	391,246	839,998	--	6,281,756
Fidelity Series Stock Selector Large Cap Value Fund Class F	10,852,061	648,974	1,318,233	--	10,549,194
Total	$418,236,487	$78,356,149	$87,765,954	$1,416,631	$415,696,601

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $397,460,619. Net unrealized appreciation aggregated $18,235,982, of which $23,636,923 related to appreciated investment securities and $5,400,941 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2060 Fund

June 30, 2016

FK60-QTLY-0816
1.9858335.101

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.5%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	186,255	$2,561,005
Fidelity Series 1000 Value Index Fund Class F (a)	138,598	1,496,854
Fidelity Series All-Sector Equity Fund Class F (a)	620,889	7,978,430
Fidelity Series Blue Chip Growth Fund Class F (a)	508,402	5,470,408
Fidelity Series Commodity Strategy Fund Class F (a)(b)	323,156	1,799,978
Fidelity Series Equity-Income Fund Class F (a)	927,254	10,997,237
Fidelity Series Growth & Income Fund Class F (a)	650,430	8,188,915
Fidelity Series Growth Company Fund Class F (a)	748,969	9,219,810
Fidelity Series Intrinsic Opportunities Fund Class F (a)	446,436	6,366,178
Fidelity Series Opportunistic Insights Fund Class F (a)	365,050	5,326,078
Fidelity Series Real Estate Equity Fund Class F (a)	69,116	1,020,148
Fidelity Series Small Cap Discovery Fund Class F (a)	143,433	1,431,461
Fidelity Series Small Cap Opportunities Fund Class F (a)	347,860	4,334,334
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	639,656	7,311,264
TOTAL DOMESTIC EQUITY FUNDS
(Cost $73,631,317)		73,502,100

International Equity Funds - 30.1%
Fidelity Series Emerging Markets Fund Class F (a)	720,280	11,049,097
Fidelity Series International Growth Fund Class F (a)	771,713	10,448,993
Fidelity Series International Small Cap Fund Class F (a)	165,843	2,417,992
Fidelity Series International Value Fund Class F (a)	1,148,944	10,351,986
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $34,717,266)		34,268,068

Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund Class F (a)	73,118	732,640
Fidelity Series Floating Rate High Income Fund Class F (a)	31,413	289,315
Fidelity Series High Income Fund Class F (a)	380,183	3,406,441
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	57,962	580,781
Fidelity Series Investment Grade Bond Fund Class F (a)	52,999	611,607
Fidelity Series Real Estate Income Fund Class F (a)	50,054	559,106
TOTAL BOND FUNDS
(Cost $6,105,396)		6,179,890

Short-Term Funds - 0.0%
Fidelity Series Government Money Market Fund Class F 0.25% (a)(c)	36,207	36,207
Fidelity Series Short-Term Credit Fund Class F (a)	1,969	19,771
TOTAL SHORT-TERM FUNDS
(Cost $55,780)		55,978
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $114,509,759)		114,006,036
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,232)
NET ASSETS - 100%		$114,001,804

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$28,941	$1,712	$30,653	$14	$--
Fidelity Series 100 Index Fund Class F	2,024,736	574,464	89,091	--	2,561,005
Fidelity Series 1000 Value Index Fund Class F	1,140,384	334,961	36,514	--	1,496,854
Fidelity Series All-Sector Equity Fund Class F	6,385,886	1,795,753	349,335	--	7,978,430
Fidelity Series Blue Chip Growth Fund Class F	4,432,129	1,317,964	231,613	--	5,470,408
Fidelity Series Commodity Strategy Fund Class F	1,149,762	510,415	21,294	--	1,799,978
Fidelity Series Emerging Markets Debt Fund Class F	552,919	157,521	12,738	8,937	732,640
Fidelity Series Emerging Markets Fund Class F	8,387,755	2,379,058	24,189	--	11,049,097
Fidelity Series Equity-Income Fund Class F	8,580,542	2,403,098	296,761	34,434	10,997,237
Fidelity Series Floating Rate High Income Fund Class F	222,236	66,513	5,186	2,731	289,315
Fidelity Series Government Money Market Fund Class F 0.25%	--	36,332	125	9	36,207
Fidelity Series Growth & Income Fund Class F	6,575,813	1,884,818	352,468	37,620	8,188,915
Fidelity Series Growth Company Fund Class F	7,666,635	1,518,655	27,763	--	9,219,810
Fidelity Series High Income Fund Class F	2,651,390	724,433	60,709	43,023	3,406,441
Fidelity Series Inflation-Protected Bond Index Fund Class F	454,250	129,734	10,440	311	580,781
Fidelity Series International Growth Fund Class F	8,062,474	2,449,629	186,639	--	10,448,993
Fidelity Series International Small Cap Fund Class F	1,881,464	651,769	42,716	--	2,417,992
Fidelity Series International Value Fund Class F	8,003,809	2,708,608	185,913	--	10,351,986
Fidelity Series Intrinsic Opportunities Fund Class F	4,982,637	1,402,536	61,341	--	6,366,178
Fidelity Series Investment Grade Bond Fund Class F	447,320	183,448	29,564	3,192	611,607
Fidelity Series Opportunistic Insights Fund Class F	4,273,907	1,228,833	176,597	--	5,326,078
Fidelity Series Real Estate Equity Fund Class F	788,241	238,928	53,319	4,375	1,020,148
Fidelity Series Real Estate Income Fund Class F	433,286	122,895	9,921	6,528	559,106
Fidelity Series Short-Term Credit Fund Class F	15,606	6,326	2,261	49	19,771
Fidelity Series Small Cap Discovery Fund Class F	1,142,780	328,828	37,857	2,446	1,431,461
Fidelity Series Small Cap Opportunities Fund Class F	3,437,265	1,008,278	209,570	--	4,334,334
Fidelity Series Stock Selector Large Cap Value Fund Class F	5,621,011	1,663,926	187,574	--	7,311,264
Total	$89,343,178	$25,829,435	$2,732,151	$143,669	$114,006,036

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $115,067,827. Net unrealized depreciation aggregated $1,061,791, of which $2,777,821 related to appreciated investment securities and $3,839,612 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2050 Fund

June 30, 2016

FF-K-50-QTLY-0816
1.907123.106

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.5%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	8,918,164	$122,624,754
Fidelity Series 1000 Value Index Fund Class F (a)	6,647,797	71,796,212
Fidelity Series All-Sector Equity Fund Class F (a)	29,862,688	383,735,545
Fidelity Series Blue Chip Growth Fund Class F (a)	24,396,718	262,508,683
Fidelity Series Commodity Strategy Fund Class F (a)(b)	15,873,277	88,414,155
Fidelity Series Equity-Income Fund Class F (a)	44,624,304	529,244,251
Fidelity Series Growth & Income Fund Class F (a)	31,285,110	393,879,537
Fidelity Series Growth Company Fund Class F (a)	37,172,581	457,594,467
Fidelity Series Intrinsic Opportunities Fund Class F (a)	21,391,957	305,049,314
Fidelity Series Opportunistic Insights Fund Class F (a)	17,539,132	255,895,932
Fidelity Series Real Estate Equity Fund Class F (a)	3,276,412	48,359,844
Fidelity Series Small Cap Discovery Fund Class F (a)	6,864,238	68,505,099
Fidelity Series Small Cap Opportunities Fund Class F (a)	16,699,964	208,081,551
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	30,755,850	351,539,365
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,317,220,409)		3,547,228,709

International Equity Funds - 30.0%
Fidelity Series Emerging Markets Fund Class F (a)	34,596,107	530,704,284
Fidelity Series International Growth Fund Class F (a)	37,196,942	503,646,591
Fidelity Series International Small Cap Fund Class F (a)	7,943,142	115,811,004
Fidelity Series International Value Fund Class F (a)	55,382,331	498,994,799
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,653,380,190)		1,649,156,678

Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund Class F (a)	3,690,663	36,980,441
Fidelity Series Floating Rate High Income Fund Class F (a)	1,530,716	14,097,898
Fidelity Series High Income Fund Class F (a)	17,768,829	159,208,706
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	2,958,481	29,643,983
Fidelity Series Investment Grade Bond Fund Class F (a)	2,557,379	29,512,155
Fidelity Series Real Estate Income Fund Class F (a)	2,537,215	28,340,695
TOTAL BOND FUNDS
(Cost $308,876,426)		297,783,878

Short-Term Funds - 0.1%
Fidelity Series Government Money Market Fund Class F 0.25%(a)(c)	1,688,363	1,688,363
Fidelity Series Short-Term Credit Fund Class F (a)	94,886	952,654
TOTAL SHORT-TERM FUNDS
(Cost $2,633,383)		2,641,017
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,282,110,408)		5,496,810,282
NET OTHER ASSETS (LIABILITIES) - 0.0%		(213,885)
NET ASSETS - 100%		$5,496,596,397

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$1,693,060	$22,479	$1,715,539	$767	$--
Fidelity Series 100 Index Fund Class F	120,322,368	6,675,017	7,048,810	--	122,624,754
Fidelity Series 1000 Value Index Fund Class F	67,909,464	3,762,550	2,978,985	--	71,796,212
Fidelity Series All-Sector Equity Fund Class F	378,727,830	20,341,423	23,441,943	--	383,735,545
Fidelity Series Blue Chip Growth Fund Class F	262,908,796	15,224,010	13,475,319	--	262,508,683
Fidelity Series Commodity Strategy Fund Class F	67,450,509	13,662,118	1,790,870	--	88,414,155
Fidelity Series Emerging Markets Debt Fund Class F	34,123,688	2,055,842	1,121,795	501,644	36,980,441
Fidelity Series Emerging Markets Fund Class F	496,999,487	24,093,502	4,669,071	--	530,704,284
Fidelity Series Equity-Income Fund Class F	508,891,743	29,667,099	25,839,772	2,036,802	529,244,251
Fidelity Series Floating Rate High Income Fund Class F	13,406,769	789,297	440,140	149,282	14,097,898
Fidelity Series Government Money Market Fund Class F 0.25%	--	1,713,612	25,249	449	1,688,363
Fidelity Series Growth & Income Fund Class F	390,075,609	23,045,653	23,981,886	2,225,749	393,879,537
Fidelity Series Growth Company Fund Class F	463,703,528	4,254,358	14,610,941	--	457,594,467
Fidelity Series High Income Fund Class F	156,896,487	2,274,695	5,148,051	2,274,586	159,208,706
Fidelity Series Inflation-Protected Bond Index Fund Class F	26,730,468	3,413,001	857,955	16,642	29,643,983
Fidelity Series International Growth Fund Class F	479,097,382	33,317,529	15,797,889	--	503,646,591
Fidelity Series International Small Cap Fund Class F	112,334,536	11,209,586	4,157,950	--	115,811,004
Fidelity Series International Value Fund Class F	472,935,988	48,776,498	15,188,441	--	498,994,799
Fidelity Series Intrinsic Opportunities Fund Class F	286,187,905	16,603,597	--	--	305,049,314
Fidelity Series Investment Grade Bond Fund Class F	26,547,086	3,330,344	912,301	173,628	29,512,155
Fidelity Series Opportunistic Insights Fund Class F	253,304,138	16,868,606	14,585,183	--	255,895,932
Fidelity Series Real Estate Equity Fund Class F	47,043,723	3,722,018	4,623,114	227,251	48,359,844
Fidelity Series Real Estate Income Fund Class F	26,924,542	1,571,535	880,141	352,616	28,340,695
Fidelity Series Short-Term Credit Fund Class F	897,336	116,251	65,746	2,513	952,654
Fidelity Series Small Cap Discovery Fund Class F	68,050,543	3,894,391	3,444,769	122,455	68,505,099
Fidelity Series Small Cap Opportunities Fund Class F	204,035,803	10,860,356	12,022,009	--	208,081,551
Fidelity Series Stock Selector Large Cap Value Fund Class F	333,925,656	18,459,123	12,383,733	--	351,539,365
Total	$5,301,124,444	$319,724,490	$211,207,602	$8,084,384	$5,496,810,282

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $5,307,913,157. Net unrealized appreciation aggregated $188,897,125, of which $375,889,378 related to appreciated investment securities and $186,992,253 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2025 Fund

June 30, 2016

FF-K-25-QTLY-0816
1.907113.106

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 47.6%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	15,479,885	$212,848,419
Fidelity Series 1000 Value Index Fund Class F (a)	11,528,630	124,509,208
Fidelity Series All-Sector Equity Fund Class F (a)	51,877,268	666,622,892
Fidelity Series Blue Chip Growth Fund Class F (a)	42,344,904	455,631,171
Fidelity Series Commodity Strategy Fund Class F (a)(b)	36,767,603	204,795,547
Fidelity Series Equity-Income Fund Class F (a)	77,559,310	919,853,422
Fidelity Series Growth & Income Fund Class F (a)	54,349,450	684,259,574
Fidelity Series Growth Company Fund Class F (a)	64,718,180	796,680,797
Fidelity Series Intrinsic Opportunities Fund Class F (a)	37,475,596	534,401,995
Fidelity Series Opportunistic Insights Fund Class F (a)	30,461,854	444,438,456
Fidelity Series Real Estate Equity Fund Class F (a)	5,676,886	83,790,843
Fidelity Series Small Cap Discovery Fund Class F (a)	11,929,492	119,056,329
Fidelity Series Small Cap Opportunities Fund Class F (a)	28,998,702	361,323,828
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	53,435,041	610,762,520
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,576,206,988)		6,218,975,001

International Equity Funds - 22.6%
Fidelity Series Emerging Markets Fund Class F (a)	68,084,870	1,044,421,900
Fidelity Series International Growth Fund Class F (a)	63,657,478	861,922,256
Fidelity Series International Small Cap Fund Class F (a)	13,439,340	195,945,584
Fidelity Series International Value Fund Class F (a)	94,779,741	853,965,463
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,857,694,384)		2,956,255,203

Bond Funds - 25.2%
Fidelity Series Emerging Markets Debt Fund Class F (a)	8,605,074	86,222,841
Fidelity Series Floating Rate High Income Fund Class F (a)	3,577,157	32,945,613
Fidelity Series High Income Fund Class F (a)	43,054,248	385,766,064
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	6,621,195	66,344,370
Fidelity Series Investment Grade Bond Fund Class F (a)	229,420,977	2,647,518,079
Fidelity Series Real Estate Income Fund Class F (a)	5,937,933	66,326,713
TOTAL BOND FUNDS
(Cost $3,304,847,611)		3,285,123,680

Short-Term Funds - 4.6%
Fidelity Series Government Money Market Fund Class F (a)	388,590,442	388,590,442
Fidelity Series Short-Term Credit Fund Class F (a)	20,609,923	206,923,627
TOTAL SHORT-TERM FUNDS
(Cost $594,511,896)		595,514,069
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $12,333,260,879)		13,055,867,953
NET OTHER ASSETS (LIABILITIES) - 0.0%		(508,445)
NET ASSETS - 100%		$13,055,359,508

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F 0.00	$350,185,339	$3,003,310	$353,188,649	$157,965	$--
Fidelity Series 100 Index Fund Class F	215,287,551	6,881,073	14,075,154	--	212,848,419
Fidelity Series 1000 Value Index Fund Class F	121,256,266	4,513,601	6,730,583	--	124,509,208
Fidelity Series All-Sector Equity Fund Class F	678,850,088	21,870,633	48,498,328	--	666,622,892
Fidelity Series Blue Chip Growth Fund Class F	471,088,834	15,745,437	27,479,225	--	455,631,171
Fidelity Series Commodity Strategy Fund Class F	159,950,785	28,165,069	4,675,227	--	204,795,547
Fidelity Series Emerging Markets Debt Fund Class F	81,072,431	3,406,073	2,781,029	1,181,211	86,222,841
Fidelity Series Emerging Markets Fund Class F	1,002,514,471	28,473,160	14,607,100	--	1,044,421,900
Fidelity Series Equity-Income Fund Class F	912,438,301	32,990,159	54,732,306	3,654,476	919,853,422
Fidelity Series Floating Rate High Income Fund Class F	31,903,937	1,323,567	1,093,192	352,200	32,945,613
Fidelity Series Government Money Market Fund Class F	--	392,577,821	3,987,379	102,659	388,590,442
Fidelity Series Growth & Income Fund Class F	699,257,536	26,291,731	49,872,987	3,992,623	684,259,574
Fidelity Series Growth Company Fund Class F	833,281,469	2,056,323	46,093,000	--	796,680,797
Fidelity Series High Income Fund Class F	380,589,324	5,517,052	12,930,590	5,516,903	385,766,064
Fidelity Series Inflation-Protected Bond Index Fund Class F	66,215,403	1,748,586	2,480,936	40,523	66,344,370
Fidelity Series International Growth Fund Class F	841,946,599	41,894,491	34,222,199	--	861,922,256
Fidelity Series International Small Cap Fund Class F	201,876,828	11,969,241	11,462,383	--	195,945,584
Fidelity Series International Value Fund Class F	835,693,916	67,128,517	36,303,201	--	853,965,463
Fidelity Series Intrinsic Opportunities Fund Class F	517,100,433	15,821,958	2,615,944	--	534,401,995
Fidelity Series Investment Grade Bond Fund Class F	2,552,081,699	107,549,891	64,602,835	16,692,945	2,647,518,079
Fidelity Series Opportunistic Insights Fund Class F	454,435,001	15,968,119	26,609,821	--	444,438,456
Fidelity Series Real Estate Equity Fund Class F	83,816,486	5,164,200	9,102,422	398,671	83,790,843
Fidelity Series Real Estate Income Fund Class F	64,222,731	2,575,718	2,182,738	831,015	66,326,713
Fidelity Series Short-Term Credit Fund Class F	187,259,264	23,758,149	5,092,499	522,822	206,923,627
Fidelity Series Small Cap Discovery Fund Class F	121,500,829	4,102,522	6,591,676	214,545	119,056,329
Fidelity Series Small Cap Opportunities Fund Class F	365,500,545	11,626,345	24,964,028	--	361,323,828
Fidelity Series Stock Selector Large Cap Value Fund Class F	603,916,949	19,806,463	33,575,584	--	610,762,520
Total	$12,833,243,015	$901,929,209	$900,551,015	$ 33,658,558	$13,055,867,953

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. {&&&&If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.}

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $12,379,906,145. Net unrealized appreciation aggregated $675,961,808, of which $956,412,890 related to appreciated investment securities and $280,451,082 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2045 Fund

June 30, 2016

FF-K-45-QTLY-0816
1.907121.106

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.5%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	10,484,999	$144,168,731
Fidelity Series 1000 Value Index Fund Class F (a)	7,823,792	84,496,956
Fidelity Series All-Sector Equity Fund Class F (a)	35,133,127	451,460,686
Fidelity Series Blue Chip Growth Fund Class F (a)	28,709,349	308,912,591
Fidelity Series Commodity Strategy Fund Class F (a)(b)	18,662,456	103,949,878
Fidelity Series Equity-Income Fund Class F (a)	52,504,546	622,703,920
Fidelity Series Growth & Income Fund Class F (a)	36,806,882	463,398,649
Fidelity Series Growth Company Fund Class F (a)	43,783,861	538,979,329
Fidelity Series Intrinsic Opportunities Fund Class F (a)	25,217,720	359,604,682
Fidelity Series Opportunistic Insights Fund Class F (a)	20,631,316	301,010,899
Fidelity Series Real Estate Equity Fund Class F (a)	3,846,148	56,769,145
Fidelity Series Small Cap Discovery Fund Class F (a)	8,075,664	80,595,128
Fidelity Series Small Cap Opportunities Fund Class F (a)	19,652,558	244,870,869
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	36,186,967	413,617,036
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,873,563,634)		4,174,538,499

International Equity Funds - 30.0%
Fidelity Series Emerging Markets Fund Class F (a)	40,611,845	622,985,708
Fidelity Series International Growth Fund Class F (a)	43,777,469	592,746,933
Fidelity Series International Small Cap Fund Class F (a)	9,377,816	136,728,561
Fidelity Series International Value Fund Class F (a)	65,180,826	587,279,240
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,932,752,913)		1,939,740,442

Bond Funds - 5.5%
Fidelity Series Emerging Markets Debt Fund Class F (a)	4,351,480	43,601,830
Fidelity Series Floating Rate High Income Fund Class F (a)	1,803,463	16,609,892
Fidelity Series High Income Fund Class F (a)	21,054,740	188,650,475
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	3,471,378	34,783,206
Fidelity Series Investment Grade Bond Fund Class F (a)	3,009,892	34,734,153
Fidelity Series Real Estate Income Fund Class F (a)	2,991,905	33,419,579
TOTAL BOND FUNDS
(Cost $364,839,667)		351,799,135

Short-Term Funds - 0.0%
Fidelity Series Government Money Market Fund Class F 0.25% (a)(c)	2,009,708	2,009,708
Fidelity Series Short-Term Credit Fund Class F (a)	111,669	1,121,154
TOTAL SHORT-TERM FUNDS
(Cost $3,121,939)		3,130,862
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $6,174,278,153)		6,469,208,938
NET OTHER ASSETS (LIABILITIES) - 0.0%		(251,966)
NET ASSETS - 100%		$6,468,956,972

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$2,005,037	$23,636	$2,028,673	$909	$--
Fidelity Series 100 Index Fund Class F	142,424,732	6,894,510	8,306,520	--	144,168,731
Fidelity Series 1000 Value Index Fund Class F	80,358,723	4,024,097	3,551,257	--	84,496,956
Fidelity Series All-Sector Equity Fund Class F	448,423,167	20,839,890	27,386,116	--	451,460,686
Fidelity Series Blue Chip Growth Fund Class F	311,263,739	15,100,578	14,906,112	--	308,912,591
Fidelity Series Commodity Strategy Fund Class F	79,791,952	15,362,003	1,913,947	--	103,949,878
Fidelity Series Emerging Markets Debt Fund Class F	40,451,314	2,247,189	1,370,670	593,778	43,601,830
Fidelity Series Emerging Markets Fund Class F	588,462,875	25,642,900	7,843,980	--	622,985,708
Fidelity Series Equity-Income Fund Class F	602,562,989	31,845,628	31,219,862	2,419,428	622,703,920
Fidelity Series Floating Rate High Income Fund Class F	15,889,446	858,029	543,638	176,638	16,609,892
Fidelity Series Government Money Market Fund Class F 0.25%	--	2,041,925	32,217	531	2,009,708
Fidelity Series Growth & Income Fund Class F	461,863,178	25,005,756	29,096,465	2,643,776	463,398,649
Fidelity Series Growth Company Fund Class F	549,265,039	4,593,515	19,920,492	--	538,979,329
Fidelity Series High Income Fund Class F	186,024,267	2,700,150	6,242,455	2,700,031	188,650,475
Fidelity Series Inflation-Protected Bond Index Fund Class F	31,631,863	3,756,103	1,027,058	19,658	34,783,206
Fidelity Series International Growth Fund Class F	567,357,027	36,194,207	19,149,844	--	592,746,933
Fidelity Series International Small Cap Fund Class F	133,025,622	13,007,560	5,094,120	--	136,728,561
Fidelity Series International Value Fund Class F	559,945,688	54,439,702	18,317,769	--	587,279,240
Fidelity Series Intrinsic Opportunities Fund Class F	339,500,858	17,436,413	--	--	359,604,682
Fidelity Series Investment Grade Bond Fund Class F	31,437,872	3,850,033	1,199,038	205,078	34,734,153
Fidelity Series Opportunistic Insights Fund Class F	299,959,801	17,616,236	16,930,670	--	301,010,899
Fidelity Series Real Estate Equity Fund Class F	55,649,234	4,013,579	5,498,430	267,494	56,769,145
Fidelity Series Real Estate Income Fund Class F	31,926,007	1,712,591	1,077,337	416,253	33,419,579
Fidelity Series Short-Term Credit Fund Class F	1,065,357	123,350	73,322	2,985	1,121,154
Fidelity Series Small Cap Discovery Fund Class F	80,524,197	4,206,963	4,148,164	144,142	80,595,128
Fidelity Series Small Cap Opportunities Fund Class F	241,558,521	11,664,074	14,495,579	--	244,870,869
Fidelity Series Stock Selector Large Cap Value Fund Class F	395,372,623	19,534,809	14,932,551	--	413,617,036
Total	$6,277,741,128	$344,735,426	$256,306,286	$9,590,701	$6,469,208,938

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $6,207,375,114. Net unrealized appreciation aggregated $261,833,824, of which $474,340,287 related to appreciated investment securities and $212,506,463 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2020 Fund

June 30, 2016

F20-QTLY-0816
1.818361.111

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 43.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	12,452,856	$171,226,767
Fidelity Series 1000 Value Index Fund (a)	9,298,900	100,428,123
Fidelity Series All-Sector Equity Fund (a)	41,735,802	536,305,060
Fidelity Series Blue Chip Growth Fund (a)	34,103,131	366,608,663
Fidelity Series Commodity Strategy Fund (a)(b)	33,217,249	183,359,215
Fidelity Series Equity-Income Fund (a)	62,464,353	740,202,587
Fidelity Series Growth & Income Fund (a)	43,794,940	550,502,400
Fidelity Series Growth Company Fund (a)	52,317,473	643,504,924
Fidelity Series Intrinsic Opportunities Fund (a)	30,137,034	429,151,358
Fidelity Series Opportunistic Insights Fund (a)	24,573,921	357,796,293
Fidelity Series Real Estate Equity Fund (a)	4,566,426	67,400,450
Fidelity Series Small Cap Discovery Fund (a)	9,594,855	95,756,649
Fidelity Series Small Cap Opportunities Fund (a)	23,512,503	291,084,783
Fidelity Series Stock Selector Large Cap Value Fund (a)	43,026,014	491,357,076
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,384,049,687)		5,024,684,348

International Equity Funds - 20.6%
Fidelity Series Emerging Markets Fund (a)	57,189,447	874,998,540
Fidelity Series International Growth Fund (a)	51,357,877	693,331,335
Fidelity Series International Small Cap Fund (a)	10,467,149	152,192,354
Fidelity Series International Value Fund (a)	76,399,229	686,065,075
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,328,746,092)		2,406,587,304

Bond Funds - 30.1%
Fidelity Series Emerging Markets Debt Fund (a)	7,715,947	77,313,790
Fidelity Series Floating Rate High Income Fund (a)	3,199,945	29,471,493
Fidelity Series High Income Fund (a)	39,831,968	356,894,431
Fidelity Series Inflation-Protected Bond Index Fund (a)	12,432,640	124,450,730
Fidelity Series Investment Grade Bond Fund (a)	248,518,246	2,865,415,371
Fidelity Series Real Estate Income Fund (a)	5,324,476	59,474,401
TOTAL BOND FUNDS
(Cost $3,488,006,706)		3,513,020,216

Short-Term Funds - 6.2%
Fidelity Series Government Money Market Fund 0.25% (a)(c)	472,280,480	472,280,480
Fidelity Series Short-Term Credit Fund (a)	25,129,284	252,298,016
TOTAL SHORT-TERM FUNDS
(Cost $723,369,801)		724,578,496
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $10,924,172,286)		11,668,870,364
NET OTHER ASSETS (LIABILITIES) - 0.0%		(544)
NET ASSETS - 100%		$11,668,869,820

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 0.46%	$415,095,932	$24,670,196	$439,766,128	$190,785	$--
Fidelity Series 100 Index Fund	177,210,154	672,681	10,514,105	--	171,226,767
Fidelity Series 1000 Value Index Fund	99,809,298	400,384	4,247,020	--	100,428,123
Fidelity Series All-Sector Equity Fund	558,728,879	1,218,100	34,930,396	--	536,305,060
Fidelity Series Blue Chip Growth Fund	387,327,358	2,170,056	19,776,167	--	366,608,663
Fidelity Series Commodity Strategy Fund	145,933,987	22,256,452	3,708,655	--	183,359,215
Fidelity Series Emerging Markets Debt Fund	74,033,330	1,187,217	2,013,178	1,053,943	77,313,790
Fidelity Series Emerging Markets Fund	860,935,546	7,962,600	17,403,336	--	874,998,540
Fidelity Series Equity-Income Fund	750,401,540	5,252,213	39,293,865	2,739,521	740,202,587
Fidelity Series Floating Rate High Income Fund	29,173,199	366,037	813,154	310,648	29,471,493
Fidelity Series Government Money Market Fund 0.25%	--	477,644,718	5,364,238	127,663	472,280,480
Fidelity Series Growth & Income Fund	575,593,371	4,387,445	36,498,461	3,098,450	550,502,400
Fidelity Series Growth Company Fund	689,300,452	--	51,472,087	--	643,504,924
Fidelity Series High Income Fund	349,520,891	5,019,021	9,280,644	5,018,918	356,894,431
Fidelity Series Inflation-Protected Bond Index Fund	124,976,499	1,355,894	3,504,116	29,930	124,450,730
Fidelity Series International Growth Fund	686,291,524	23,050,910	25,600,001	--	693,331,335
Fidelity Series International Small Cap Fund	164,486,763	2,659,231	9,747,472	--	152,192,354
Fidelity Series International Value Fund	681,178,369	43,399,113	27,843,363	--	686,065,075
Fidelity Series Intrinsic Opportunities Fund	423,449,419	2,697,241	--	--	429,151,358
Fidelity Series Investment Grade Bond Fund	2,917,711,290	23,428,609	133,999,728	17,986,163	2,865,415,371
Fidelity Series Opportunistic Insights Fund	374,057,464	4,005,134	20,747,922	--	357,796,293
Fidelity Series Real Estate Equity Fund	68,987,653	2,608,991	7,376,125	301,676	67,400,450
Fidelity Series Real Estate Income Fund	58,650,026	836,554	1,570,899	731,938	59,474,401
Fidelity Series Short-Term Credit Fund	222,286,289	34,683,650	5,892,129	577,488	252,298,016
Fidelity Series Small Cap Discovery Fund	100,013,032	449,311	4,847,257	125,637	95,756,649
Fidelity Series Small Cap Opportunities Fund	300,865,237	653,137	17,692,749	--	291,084,783
Fidelity Series Stock Selector Large Cap Value Fund	496,984,924	1,084,898	23,552,746	--	491,357,076
Total	$11,733,002,426	$ 694,119,793	$ 957,455,941	$ 32,292,760	$11,668,870,364

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $10,948,424,501. Net unrealized appreciation aggregated $720,445,863, of which $966,611,023 related to appreciated investment securities and $246,165,160 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2040 Fund

June 30, 2016

F40-QTLY-0816
1.818372.111

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	10,341,908	$142,201,232
Fidelity Series 1000 Value Index Fund (a)	7,754,915	83,753,082
Fidelity Series All-Sector Equity Fund (a)	34,761,083	446,679,921
Fidelity Series Blue Chip Growth Fund (a)	28,442,561	305,757,535
Fidelity Series Commodity Strategy Fund (a)(b)	18,285,272	100,934,703
Fidelity Series Equity-Income Fund (a)	52,012,412	616,347,081
Fidelity Series Growth & Income Fund (a)	36,477,058	458,516,617
Fidelity Series Growth Company Fund (a)	43,646,023	536,846,082
Fidelity Series Intrinsic Opportunities Fund (a)	25,106,655	357,518,774
Fidelity Series Opportunistic Insights Fund (a)	20,454,236	297,813,679
Fidelity Series Real Estate Equity Fund (a)	3,766,772	55,597,560
Fidelity Series Small Cap Discovery Fund (a)	7,995,257	79,792,661
Fidelity Series Small Cap Opportunities Fund (a)	19,603,914	242,696,460
Fidelity Series Stock Selector Large Cap Value Fund (a)	35,830,776	409,187,459
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,637,237,863)		4,133,642,846

International Equity Funds - 29.9%
Fidelity Series Emerging Markets Fund (a)	40,161,800	614,475,544
Fidelity Series International Growth Fund (a)	43,531,486	587,675,054
Fidelity Series International Small Cap Fund (a)	9,388,184	136,504,196
Fidelity Series International Value Fund (a)	64,765,830	581,597,151
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,878,769,100)		1,920,251,945

Bond Funds - 5.5%
Fidelity Series Emerging Markets Debt Fund (a)	4,345,957	43,546,487
Fidelity Series Floating Rate High Income Fund (a)	1,801,284	16,589,823
Fidelity Series High Income Fund (a)	21,737,007	194,763,581
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,271,168	32,744,390
Fidelity Series Investment Grade Bond Fund (a)	2,985,029	34,417,388
Fidelity Series Real Estate Income Fund (a)	3,001,999	33,532,327
TOTAL BOND FUNDS
(Cost $374,071,513)		355,593,996

Short-Term Funds - 0.1%
Fidelity Series Government Money Market Fund 0.25% (a)(c)	1,979,000	1,979,000
Fidelity Series Short-Term Credit Fund (a)	110,608	1,110,505
TOTAL SHORT-TERM FUNDS
(Cost $3,082,583)		3,089,505
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,893,161,059)		6,412,578,292
NET OTHER ASSETS (LIABILITIES) - 0.0%		(347)
NET ASSETS - 100%		$6,412,577,945

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 0.46%	$2,041,947	$4,932	$2,046,880	$928	$--
Fidelity Series 100 Index Fund	144,528,586	1,997,901	7,488,916	--	142,201,232
Fidelity Series 1000 Value Index Fund	81,705,902	959,876	2,605,300	--	83,753,082
Fidelity Series All-Sector Equity Fund	456,005,832	5,398,161	24,009,141	--	446,679,921
Fidelity Series Blue Chip Growth Fund	316,187,504	5,188,924	13,020,420	--	305,757,535
Fidelity Series Commodity Strategy Fund	81,044,966	10,892,804	1,493,531	--	100,934,703
Fidelity Series Emerging Markets Debt Fund	41,221,070	878,406	856,079	590,644	43,546,487
Fidelity Series Emerging Markets Fund	598,815,169	7,881,247	8,713,269	--	614,475,544
Fidelity Series Equity-Income Fund	611,987,622	7,518,572	22,808,277	2,239,188	616,347,081
Fidelity Series Floating Rate High Income Fund	16,226,060	292,690	344,859	173,935	16,589,823
Fidelity Series Government Money Market Fund 0.25%	--	1,996,755	17,755	535	1,979,000
Fidelity Series Growth & Income Fund	469,727,283	6,565,068	23,482,622	2,534,192	458,516,617
Fidelity Series Growth Company Fund	561,884,413	5,777	29,741,964	--	536,846,082
Fidelity Series High Income Fund	189,611,638	2,732,716	3,909,073	2,732,615	194,763,581
Fidelity Series Inflation-Protected Bond Index Fund	32,619,212	378,825	680,026	7,829	32,744,390
Fidelity Series International Growth Fund	575,590,222	15,349,052	11,220,913	--	587,675,054
Fidelity Series International Small Cap Fund	134,985,920	9,111,819	3,256,419	--	136,504,196
Fidelity Series International Value Fund	571,397,916	32,050,746	12,529,383	--	581,597,151
Fidelity Series Intrinsic Opportunities Fund	346,797,974	8,254,344	--	--	357,518,774
Fidelity Series Investment Grade Bond Fund	31,961,942	4,088,851	2,277,818	198,017	34,417,388
Fidelity Series Opportunistic Insights Fund	305,079,988	6,905,889	14,552,012	--	297,813,679
Fidelity Series Real Estate Equity Fund	56,565,474	2,102,234	5,669,895	248,171	55,597,560
Fidelity Series Real Estate Income Fund	32,690,532	636,762	670,374	411,135	33,532,327
Fidelity Series Short-Term Credit Fund	1,078,943	82,327	56,402	2,693	1,110,505
Fidelity Series Small Cap Discovery Fund	81,563,395	998,947	2,870,907	104,031	79,792,661
Fidelity Series Small Cap Opportunities Fund	245,489,020	2,104,865	10,901,677	--	242,696,460
Fidelity Series Stock Selector Large Cap Value Fund	401,757,651	4,262,358	10,602,230	--	409,187,459
Total	$6,388,566,181	$138,640,848	$215,826,142	$9,243,913	$6,412,578,292

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $5,909,403,927. Net unrealized appreciation aggregated $503,174,365, of which $673,747,522 related to appreciated investment securities and $170,573,157 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2045 Fund

June 30, 2016

F45-QTLY-0816
1.833436.110

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	4,769,590	$65,581,865
Fidelity Series 1000 Value Index Fund (a)	3,573,617	38,595,059
Fidelity Series All-Sector Equity Fund (a)	16,002,085	205,626,797
Fidelity Series Blue Chip Growth Fund (a)	13,090,092	140,718,490
Fidelity Series Commodity Strategy Fund (a)(b)	8,521,531	47,038,853
Fidelity Series Equity-Income Fund (a)	23,938,281	283,668,631
Fidelity Series Growth & Income Fund (a)	16,791,597	211,070,380
Fidelity Series Growth Company Fund (a)	19,988,490	245,858,425
Fidelity Series Intrinsic Opportunities Fund (a)	11,598,028	165,155,916
Fidelity Series Opportunistic Insights Fund (a)	9,419,896	137,153,687
Fidelity Series Real Estate Equity Fund (a)	1,744,531	25,749,283
Fidelity Series Small Cap Discovery Fund (a)	3,680,797	36,734,353
Fidelity Series Small Cap Opportunities Fund (a)	9,021,018	111,680,208
Fidelity Series Stock Selector Large Cap Value Fund (a)	16,495,807	188,382,114
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,638,652,706)		1,903,014,061

International Equity Funds - 30.0%
Fidelity Series Emerging Markets Fund (a)	18,498,559	283,027,956
Fidelity Series International Growth Fund (a)	20,027,481	270,370,993
Fidelity Series International Small Cap Fund (a)	4,320,864	62,825,361
Fidelity Series International Value Fund (a)	29,794,936	267,558,528
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $846,948,197)		883,782,838

Bond Funds - 5.5%
Fidelity Series Emerging Markets Debt Fund (a)	1,992,989	19,969,753
Fidelity Series Floating Rate High Income Fund (a)	818,666	7,539,914
Fidelity Series High Income Fund (a)	9,808,802	87,886,870
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,540,388	15,419,287
Fidelity Series Investment Grade Bond Fund (a)	1,373,521	15,836,695
Fidelity Series Real Estate Income Fund (a)	1,374,605	15,354,338
TOTAL BOND FUNDS
(Cost $169,953,994)		162,006,857

Short-Term Funds - 0.0%
Fidelity Series Government Money Market Fund 0.25% (a)(c)	944,244	944,244
Fidelity Series Short-Term Credit Fund (a)	50,866	510,698
TOTAL SHORT-TERM FUNDS
(Cost $1,451,491)		1,454,942
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,657,006,388)		2,950,258,698
NET OTHER ASSETS (LIABILITIES) - 0.0%		(88)
NET ASSETS - 100%		$2,950,258,610

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 0.46%	$947,216	$6,026	$953,242	$436	$--
Fidelity Series 100 Index Fund	65,803,373	2,131,697	3,810,322	--	65,581,865
Fidelity Series 1000 Value Index Fund	37,122,023	1,215,341	1,436,807	--	38,595,059
Fidelity Series All-Sector Equity Fund	207,816,099	6,468,162	12,922,506	--	205,626,797
Fidelity Series Blue Chip Growth Fund	144,056,686	5,095,022	7,250,686	--	140,718,490
Fidelity Series Commodity Strategy Fund	37,065,965	5,983,240	903,788	--	47,038,853
Fidelity Series Emerging Markets Debt Fund	18,756,472	694,869	535,351	270,160	19,969,753
Fidelity Series Emerging Markets Fund	273,148,747	7,460,680	5,208,505	--	283,027,956
Fidelity Series Equity-Income Fund	278,917,934	9,111,521	13,398,055	1,022,634	283,668,631
Fidelity Series Floating Rate High Income Fund	7,310,053	254,080	212,155	78,786	7,539,914
Fidelity Series Government Money Market Fund	--	955,032	10,788	253	944,244
Fidelity Series Growth & Income Fund	214,071,267	6,884,826	12,519,727	1,157,303	211,070,380
Fidelity Series Growth Company Fund	255,698,304	23,830	12,044,478	--	245,858,425
Fidelity Series High Income Fund	86,194,805	1,239,455	2,425,485	1,239,426	87,886,870
Fidelity Series Inflation-Protected Bond Index Fund	14,891,762	648,368	316,692	3,594	15,419,287
Fidelity Series International Growth Fund	262,537,558	11,740,269	7,580,279	--	270,370,993
Fidelity Series International Small Cap Fund	61,553,434	5,304,686	2,044,335	--	62,825,361
Fidelity Series International Value Fund	260,624,130	19,437,539	8,224,933	--	267,558,528
Fidelity Series Intrinsic Opportunities Fund	159,627,697	4,391,064	--	--	165,155,916
Fidelity Series Investment Grade Bond Fund	14,573,489	2,118,062	1,150,372	90,791	15,836,695
Fidelity Series Opportunistic Insights Fund	138,960,626	5,780,996	7,767,195	--	137,153,687
Fidelity Series Real Estate Equity Fund	25,657,430	1,483,241	2,592,575	113,269	25,749,283
Fidelity Series Real Estate Income Fund	14,852,237	520,589	419,046	187,460	15,354,338
Fidelity Series Short-Term Credit Fund	505,128	34,889	31,951	1,253	510,698
Fidelity Series Small Cap Discovery Fund	37,033,000	1,212,362	1,555,936	47,722	36,734,353
Fidelity Series Small Cap Opportunities Fund	111,722,534	3,017,257	5,825,357	--	111,680,208
Fidelity Series Stock Selector Large Cap Value Fund	183,524,487	5,196,042	6,674,797	--	188,382,114
Total	$2,912,972,456	$108,409,145	$117,815,363	$4,213,087	$2,950,258,698

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $2,669,171,733. Net unrealized appreciation aggregated $281,086,965, of which $359,904,021 related to appreciated investment securities and $78,817,056 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2035 Fund

June 30, 2016

F35-QTLY-0816
1.818371.111

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	9,654,037	$132,743,006
Fidelity Series 1000 Value Index Fund (a)	7,240,069	78,192,740
Fidelity Series All-Sector Equity Fund (a)	32,416,786	416,555,702
Fidelity Series Blue Chip Growth Fund (a)	26,528,508	285,181,465
Fidelity Series Commodity Strategy Fund (a)(b)	17,077,126	94,265,734
Fidelity Series Equity-Income Fund (a)	48,498,912	574,712,110
Fidelity Series Growth & Income Fund (a)	34,016,531	427,587,799
Fidelity Series Growth Company Fund (a)	40,597,655	499,351,160
Fidelity Series Intrinsic Opportunities Fund (a)	23,420,998	333,515,013
Fidelity Series Opportunistic Insights Fund (a)	19,078,965	277,789,729
Fidelity Series Real Estate Equity Fund (a)	3,524,250	52,017,935
Fidelity Series Small Cap Discovery Fund (a)	7,456,937	74,420,236
Fidelity Series Small Cap Opportunities Fund (a)	18,284,520	226,362,359
Fidelity Series Stock Selector Large Cap Value Fund (a)	33,415,755	381,607,925
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,415,405,317)		3,854,302,913

International Equity Funds - 29.9%
Fidelity Series Emerging Markets Fund (a)	37,435,455	572,762,458
Fidelity Series International Growth Fund (a)	40,585,702	547,906,980
Fidelity Series International Small Cap Fund (a)	8,755,714	127,308,078
Fidelity Series International Value Fund (a)	60,380,908	542,220,554
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,749,684,883)		1,790,198,070

Bond Funds - 5.5%
Fidelity Series Emerging Markets Debt Fund (a)	4,048,260	40,563,563
Fidelity Series Floating Rate High Income Fund (a)	1,672,311	15,401,985
Fidelity Series High Income Fund (a)	20,251,279	181,451,463
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,049,704	30,527,533
Fidelity Series Investment Grade Bond Fund (a)	2,782,650	32,083,950
Fidelity Series Real Estate Income Fund (a)	2,793,829	31,207,068
TOTAL BOND FUNDS
(Cost $347,901,777)		331,235,562

Short-Term Funds - 0.1%
Fidelity Series Government Money Market Fund 0.25% (a)(c)	1,909,339	1,909,339
Fidelity Series Short-Term Credit Fund (a)	103,087	1,034,992
TOTAL SHORT-TERM FUNDS
(Cost $2,937,459)		2,944,331
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,515,929,436)		5,978,680,876
NET OTHER ASSETS (LIABILITIES) - 0.0%		(207)
NET ASSETS - 100%		$5,978,680,669

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 0.46%	$1,930,155	$4,339	$1,934,494	$884	$--
Fidelity Series 100 Index Fund	134,851,010	2,159,080	7,230,369	--	132,743,006
Fidelity Series 1000 Value Index Fund	76,399,576	1,244,762	2,905,912	--	78,192,740
Fidelity Series All-Sector Equity Fund	425,636,049	5,815,002	23,585,555	--	416,555,702
Fidelity Series Blue Chip Growth Fund	295,179,097	5,251,284	12,845,774	--	285,181,465
Fidelity Series Commodity Strategy Fund	75,534,320	10,384,730	1,452,633	--	94,265,734
Fidelity Series Emerging Markets Debt Fund	38,444,221	901,489	930,156	550,562	40,563,563
Fidelity Series Emerging Markets Fund	558,658,181	7,760,235	9,103,458	--	572,762,458
Fidelity Series Equity-Income Fund	571,011,361	9,523,449	24,192,364	2,089,794	574,712,110
Fidelity Series Floating Rate High Income Fund	15,081,225	306,177	371,869	161,574	15,401,985
Fidelity Series Government Money Market Fund 0.25%	--	1,923,830	14,491	514	1,909,339
Fidelity Series Growth & Income Fund	438,444,277	7,129,680	23,350,879	2,366,025	427,587,799
Fidelity Series Growth Company Fund	524,506,883	60	29,540,914	--	499,351,160
Fidelity Series High Income Fund	177,223,438	2,550,588	4,235,302	2,550,560	181,451,463
Fidelity Series Inflation-Protected Bond Index Fund	30,441,638	424,431	736,127	7,303	30,527,533
Fidelity Series International Growth Fund	537,063,287	16,202,893	12,829,147	--	547,906,980
Fidelity Series International Small Cap Fund	125,912,507	8,982,104	3,546,869	--	127,308,078
Fidelity Series International Value Fund	533,150,816	31,855,436	14,139,170	--	542,220,554
Fidelity Series Intrinsic Opportunities Fund	322,160,798	9,056,993	--	--	333,515,013
Fidelity Series Investment Grade Bond Fund	29,823,232	3,894,319	2,234,667	184,675	32,083,950
Fidelity Series Opportunistic Insights Fund	284,651,988	7,049,659	14,285,517	--	277,789,729
Fidelity Series Real Estate Equity Fund	52,942,465	1,911,840	5,260,507	231,180	52,017,935
Fidelity Series Real Estate Income Fund	30,462,027	657,538	728,159	382,553	31,207,068
Fidelity Series Short-Term Credit Fund	1,041,816	42,843	54,990	2,547	1,034,992
Fidelity Series Small Cap Discovery Fund	76,103,500	1,272,650	3,056,876	96,938	74,420,236
Fidelity Series Small Cap Opportunities Fund	228,924,297	2,465,587	10,645,806	--	226,362,359
Fidelity Series Stock Selector Large Cap Value Fund	375,509,642	4,869,945	11,657,849	--	381,607,925
Total	$5,961,087,806	$ 143,640,943	$ 220,869,854	$ 8,625,109	$5,978,680,876

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $5,533,222,570. Net unrealized appreciation aggregated $445,458,306, of which $618,202,261 related to appreciated investment securities and $172,743,955 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2030 Fund

June 30, 2016

F30-QTLY-0816
1.818370.111

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 57.7%
	Shares	Value
Fidelity Series 100 Index Fund (a)	14,611,827	$200,912,626
Fidelity Series 1000 Value Index Fund (a)	10,952,671	118,288,844
Fidelity Series All-Sector Equity Fund (a)	49,134,523	631,378,622
Fidelity Series Blue Chip Growth Fund (a)	40,245,736	432,641,658
Fidelity Series Commodity Strategy Fund (a)(b)	28,653,649	158,168,144
Fidelity Series Equity-Income Fund (a)	73,519,812	871,209,775
Fidelity Series Growth & Income Fund (a)	51,562,540	648,141,131
Fidelity Series Growth Company Fund (a)	61,686,219	758,740,495
Fidelity Series Intrinsic Opportunities Fund (a)	35,604,431	507,007,091
Fidelity Series Opportunistic Insights Fund (a)	28,909,455	420,921,666
Fidelity Series Real Estate Equity Fund (a)	5,316,503	78,471,589
Fidelity Series Small Cap Discovery Fund (a)	11,299,802	112,772,026
Fidelity Series Small Cap Opportunities Fund (a)	27,746,194	343,497,883
Fidelity Series Stock Selector Large Cap Value Fund (a)	50,647,373	578,392,997
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,170,295,080)		5,860,544,547

International Equity Funds - 27.1%
Fidelity Series Emerging Markets Fund (a)	59,214,979	905,989,175
Fidelity Series International Growth Fund (a)	61,455,969	829,655,578
Fidelity Series International Small Cap Fund (a)	13,352,769	194,149,266
Fidelity Series International Value Fund (a)	91,430,874	821,049,252
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,709,749,206)		2,750,843,271

Bond Funds - 15.2%
Fidelity Series Emerging Markets Debt Fund (a)	6,726,169	67,396,214
Fidelity Series Floating Rate High Income Fund (a)	2,810,466	25,884,389
Fidelity Series High Income Fund (a)	34,638,689	310,362,651
Fidelity Series Inflation-Protected Bond Index Fund (a)	5,182,240	51,874,226
Fidelity Series Investment Grade Bond Fund (a)	89,373,568	1,030,477,238
Fidelity Series Real Estate Income Fund (a)	4,713,613	52,651,054
TOTAL BOND FUNDS
(Cost $1,550,436,238)		1,538,645,772

Short-Term Funds - 0.0%
Fidelity Series Government Money Market Fund 0.25% (a)	3,266,795	3,266,795
Fidelity Series Short-Term Credit Fund (a)	175,257	1,759,580
TOTAL SHORT-TERM FUNDS
(Cost $5,015,784)		5,026,375
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $9,435,496,308)		10,155,059,965
NET OTHER ASSETS (LIABILITIES) - 0.0%		(80)
NET ASSETS - 100%		$10,155,059,885

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 0.46%	$3,287,171	$5,535	$3,292,706	$1,587	$--
Fidelity Series 100 Index Fund	206,666,084	1,997,359	12,255,627	--	200,912,626
Fidelity Series 1000 Value Index Fund	116,400,980	1,267,447	4,640,518	--	118,288,844
Fidelity Series All-Sector Equity Fund	651,618,742	5,367,189	38,838,553	--	631,378,622
Fidelity Series Blue Chip Growth Fund	451,701,527	5,692,057	21,137,741	--	432,641,658
Fidelity Series Commodity Strategy Fund	128,483,254	15,201,167	2,403,464	--	158,168,144
Fidelity Series Emerging Markets Debt Fund	64,084,312	1,166,710	1,429,553	916,837	67,396,214
Fidelity Series Emerging Markets Fund	892,764,259	7,923,480	18,911,812	--	905,989,175
Fidelity Series Equity-Income Fund	875,121,040	7,277,695	39,156,113	3,199,802	871,209,775
Fidelity Series Floating Rate High Income Fund	25,555,795	367,277	694,189	273,223	25,884,389
Fidelity Series Government Money Market Fund 0.25%	--	3,360,242	93,447	913	3,266,795
Fidelity Series Growth & Income Fund	671,268,114	6,737,813	38,060,133	3,619,072	648,141,131
Fidelity Series Growth Company Fund	803,430,096	58,279	51,582,845	--	758,740,495
Fidelity Series High Income Fund	302,455,925	4,358,726	6,543,299	4,358,628	310,362,651
Fidelity Series Inflation-Protected Bond Index Fund	52,620,545	191,344	1,617,329	12,553	51,874,226
Fidelity Series International Growth Fund	820,213,784	19,328,092	21,230,210	--	829,655,578
Fidelity Series International Small Cap Fund	193,440,811	12,071,917	5,066,262	--	194,149,266
Fidelity Series International Value Fund	808,386,035	43,863,680	18,025,905	--	821,049,252
Fidelity Series Intrinsic Opportunities Fund	497,047,981	6,407,229	--	--	507,007,091
Fidelity Series Investment Grade Bond Fund	971,095,770	57,106,311	17,955,133	6,150,584	1,030,477,238
Fidelity Series Opportunistic Insights Fund	435,289,244	8,279,473	23,243,252	--	420,921,666
Fidelity Series Real Estate Equity Fund	80,453,961	3,514,633	9,207,827	353,724	78,471,589
Fidelity Series Real Estate Income Fund	51,552,032	843,236	1,122,398	647,292	52,651,054
Fidelity Series Short-Term Credit Fund	1,774,399	55,171	78,997	4,317	1,759,580
Fidelity Series Small Cap Discovery Fund	114,969,158	689,930	3,014,983	147,876	112,772,026
Fidelity Series Small Cap Opportunities Fund	350,857,738	1,628,552	17,554,626	--	343,497,883
Fidelity Series Stock Selector Large Cap Value Fund	579,598,642	2,585,782	23,532,895	--	578,392,997
Total	$10,150,137,399	$217,346,326	$380,689,817	$19,686,408	$10,155,059,965

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $9,459,516,791. Net unrealized appreciation aggregated $695,543,174, of which $961,025,013 related to appreciated investment securities and $265,481,839 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2010 Fund

June 30, 2016

AFF10-QTLY-0816
1.818354.111

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.8%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	1,671,691	$18,104,415
Fidelity Advisor Series Equity-Income Fund (a)	2,756,708	32,639,419
Fidelity Advisor Series Growth & Income Fund (a)	1,810,276	22,537,936
Fidelity Advisor Series Growth Opportunities Fund (a)	1,156,035	11,768,437
Fidelity Advisor Series Opportunistic Insights Fund (a)	1,157,957	16,801,949
Fidelity Advisor Series Small Cap Fund (a)	888,813	9,048,118
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	1,884,597	21,785,942
Fidelity Series 100 Index Fund (a)	723,082	9,942,377
Fidelity Series 1000 Value Index Fund (a)	339,871	3,670,612
Fidelity Series All-Sector Equity Fund (a)	1,694,234	21,770,902
Fidelity Series Commodity Strategy Fund (a)(b)	1,664,802	9,189,705
Fidelity Series Real Estate Equity Fund (a)	160,198	2,364,524
Fidelity Series Small Cap Opportunities Fund (a)	880,383	10,899,137
TOTAL DOMESTIC EQUITY FUNDS
(Cost $165,604,333)		190,523,473

International Equity Funds - 16.1%
Fidelity Series Emerging Markets Fund (a)	2,467,830	37,757,800
Fidelity Series International Growth Fund (a)	1,864,358	25,168,835
Fidelity Series International Small Cap Fund (a)	372,881	5,421,693
Fidelity Series International Value Fund (a)	2,773,443	24,905,516
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $85,994,052)		93,253,844

Bond Funds - 37.7%
Fidelity Series Emerging Markets Debt Fund (a)	387,101	3,878,753
Fidelity Series Floating Rate High Income Fund (a)	159,288	1,467,044
Fidelity Series High Income Fund (a)	1,984,005	17,776,684
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,552,962	15,545,145
Fidelity Series Investment Grade Bond Fund (a)	15,352,838	177,018,222
Fidelity Series Real Estate Income Fund (a)	261,242	2,918,074
TOTAL BOND FUNDS
(Cost $212,125,627)		218,603,922

Short-Term Funds - 13.4%
Fidelity Advisor Series Short-Term Credit Fund (a)	2,700,032	27,135,318
Fidelity Series Government Money Market Fund 0.25% (a)(c)	50,391,952	50,391,952
TOTAL SHORT-TERM FUNDS
(Cost $77,368,101)		77,527,270
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $541,092,113)		579,908,509
NET OTHER ASSETS (LIABILITIES) - 0.0%		(130,685)
NET ASSETS - 100%		$579,777,824

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$19,223,571	$115,172	$1,470,993	$--	$18,104,415
Fidelity Advisor Series Equity-Income Fund	34,692,643	366,555	3,473,638	159,238	32,639,419
Fidelity Advisor Series Growth & Income Fund	23,968,262	242,496	2,010,914	85,383	22,537,936
Fidelity Advisor Series Growth Opportunities Fund	12,663,650	75,440	872,593	--	11,768,437
Fidelity Advisor Series Opportunistic Insights Fund	17,840,714	173,668	1,330,876	--	16,801,949
Fidelity Advisor Series Short-Term Credit Fund	24,946,264	3,511,898	1,457,618	68,401	27,135,318
Fidelity Advisor Series Small Cap Fund	9,595,026	57,482	698,283	--	9,048,118
Fidelity Advisor Series Stock Selector Large Cap Value Fund	23,068,709	138,001	2,202,986	--	21,785,942
Fidelity Investments Money Market Portfolio Institutional Class 0.46%	46,496,787	3,870,812	50,367,599	21,096	--
Fidelity Series 100 Index Fund	10,471,663	62,662	817,793	--	9,942,377
Fidelity Series 1000 Value Index Fund	3,841,614	22,941	361,993	--	3,670,612
Fidelity Series All-Sector Equity Fund	23,042,034	138,075	1,875,210	--	21,770,902
Fidelity Series Commodity Strategy Fund	7,283,256	1,358,745	384,885	--	9,189,705
Fidelity Series Emerging Markets Debt Fund	3,796,091	77,828	202,507	53,283	3,878,753
Fidelity Series Emerging Markets Fund	37,818,521	648,529	1,728,560	--	37,757,800
Fidelity Series Floating Rate High Income Fund	1,485,738	25,721	82,144	15,594	1,467,044
Fidelity Series Government Money Market Fund 0.25%	--	51,515,314	1,123,362	14,160	50,391,952
Fidelity Series High Income Fund	17,860,306	263,728	937,804	252,298	17,776,684
Fidelity Series Inflation-Protected Bond Index Fund	16,052,693	143,970	853,495	3,769	15,545,145
Fidelity Series International Growth Fund	25,703,990	960,266	1,855,822	--	25,168,835
Fidelity Series International Small Cap Fund	6,291,737	44,348	728,000	--	5,421,693
Fidelity Series International Value Fund	25,507,981	1,699,306	1,929,780	--	24,905,516
Fidelity Series Investment Grade Bond Fund	187,331,407	2,356,355	16,293,056	1,120,211	177,018,222
Fidelity Series Real Estate Equity Fund	2,405,962	83,027	232,924	10,268	2,364,524
Fidelity Series Real Estate Income Fund	2,943,588	55,112	157,731	35,929	2,918,074
Fidelity Series Small Cap Opportunities Fund	11,581,740	69,022	1,028,155	--	10,899,137
Total	$595,913,947	$68,076,473	$94,478,721	$1,839,630	$579,908,509

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $542,342,885. Net unrealized appreciation aggregated $37,565,624, of which $45,443,545 related to appreciated investment securities and $7,877,921 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2060 Fund

June 30, 2016

AFF60-QTLY-0816
1.9858330.101

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.5%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	132,628	$1,436,357
Fidelity Advisor Series Equity-Income Fund (a)	220,200	2,607,166
Fidelity Advisor Series Growth & Income Fund (a)	144,576	1,799,977
Fidelity Advisor Series Growth Opportunities Fund (a)	91,995	936,509
Fidelity Advisor Series Opportunistic Insights Fund (a)	91,886	1,333,260
Fidelity Advisor Series Small Cap Fund (a)	70,648	719,195
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	150,886	1,744,245
Fidelity Series 100 Index Fund (a)	57,066	784,651
Fidelity Series 1000 Value Index Fund (a)	27,097	292,650
Fidelity Series All-Sector Equity Fund (a)	135,180	1,737,068
Fidelity Series Commodity Strategy Fund (a)(b)	65,754	362,964
Fidelity Series Real Estate Equity Fund (a)	12,170	179,625
Fidelity Series Small Cap Opportunities Fund (a)	70,020	866,845
TOTAL DOMESTIC EQUITY FUNDS
(Cost $14,738,015)		14,800,512

International Equity Funds - 30.0%
Fidelity Series Emerging Markets Fund (a)	144,689	2,213,746
Fidelity Series International Growth Fund (a)	155,699	2,101,932
Fidelity Series International Small Cap Fund (a)	33,674	489,614
Fidelity Series International Value Fund (a)	231,649	2,080,210
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,925,646)		6,885,502

Bond Funds - 5.5%
Fidelity Series Emerging Markets Debt Fund (a)	14,920	149,502
Fidelity Series Floating Rate High Income Fund (a)	6,290	57,934
Fidelity Series High Income Fund (a)	77,119	690,982
Fidelity Series Inflation-Protected Bond Index Fund (a)	11,691	117,027
Fidelity Series Investment Grade Bond Fund (a)	10,671	123,034
Fidelity Series Real Estate Income Fund (a)	10,199	113,920
TOTAL BOND FUNDS
(Cost $1,235,597)		1,252,399

Short-Term Funds - 0.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	396	3,978
Fidelity Series Government Money Market Fund 0.25% (a)(c)	7,274	7,274
TOTAL SHORT-TERM FUNDS
(Cost $11,212)		11,252
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $22,910,470)		22,949,665
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,099)
NET ASSETS - 100%		$22,945,566

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$1,236,832	$297,562	$114,621	$--	$1,436,357
Fidelity Advisor Series Equity-Income Fund	2,233,656	507,857	208,623	10,369	2,607,166
Fidelity Advisor Series Growth & Income Fund	1,541,962	358,365	122,220	5,555	1,799,977
Fidelity Advisor Series Growth Opportunities Fund	807,659	190,279	52,754	--	936,509
Fidelity Advisor Series Opportunistic Insights Fund	1,147,902	279,386	101,299	--	1,333,260
Fidelity Advisor Series Short-Term Credit Fund	3,366	1,023	431	10	3,978
Fidelity Advisor Series Small Cap Fund	617,346	140,358	44,575	--	719,195
Fidelity Advisor Series Stock Selector Large Cap Value Fund	1,484,173	331,837	125,854	--	1,744,245
Fidelity Investments Money Market Portfolio Institutional Class 0.46%	6,199	455	6,654	3	--
Fidelity Series 100 Index Fund	673,729	150,699	56,161	--	784,651
Fidelity Series 1000 Value Index Fund	248,923	55,434	23,652	--	292,650
Fidelity Series All-Sector Equity Fund	1,482,514	344,304	122,067	--	1,737,068
Fidelity Series Commodity Strategy Fund	249,174	96,733	17,213	--	362,964
Fidelity Series Emerging Markets Debt Fund	121,405	29,180	8,408	1,857	149,502
Fidelity Series Emerging Markets Fund	1,821,194	438,778	104,945	--	2,213,746
Fidelity Series Floating Rate High Income Fund	48,271	11,860	3,446	553	57,934
Fidelity Series Government Money Market Fund 0.25%	--	7,401	127	2	7,274
Fidelity Series High Income Fund	576,447	134,116	39,109	8,874	690,982
Fidelity Series Inflation-Protected Bond Index Fund	97,150	25,301	6,858	25	117,027
Fidelity Series International Growth Fund	1,749,667	451,337	124,787	--	2,101,932
Fidelity Series International Small Cap Fund	408,592	124,309	28,631	--	489,614
Fidelity Series International Value Fund	1,736,941	502,342	124,399	--	2,080,210
Fidelity Series Investment Grade Bond Fund	96,989	31,241	7,346	650	123,034
Fidelity Series Real Estate Equity Fund	156,492	39,859	25,367	750	179,625
Fidelity Series Real Estate Income Fund	95,060	22,673	6,581	1,296	113,920
Fidelity Series Small Cap Opportunities Fund	746,776	166,606	66,116	--	866,845
Total	$19,388,419	$4,739,295	$1,542,244	$29,944	$22,949,665

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $23,365,809. Net unrealized depreciation aggregated $416,144, of which $635,591 related to appreciated investment securities and $1,051,735 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2055 Fund

June 30, 2016

AFF55-QTLY-0816
1.927047.105

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.6%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	1,875,448	$20,311,100
Fidelity Advisor Series Equity-Income Fund (a)	3,096,783	36,665,913
Fidelity Advisor Series Growth & Income Fund (a)	2,032,836	25,308,807
Fidelity Advisor Series Growth Opportunities Fund (a)	1,295,379	13,186,958
Fidelity Advisor Series Opportunistic Insights Fund (a)	1,298,420	18,840,068
Fidelity Advisor Series Small Cap Fund (a)	995,063	10,129,741
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	2,116,087	24,461,968
Fidelity Series 100 Index Fund (a)	810,418	11,143,254
Fidelity Series 1000 Value Index Fund (a)	381,735	4,122,739
Fidelity Series All-Sector Equity Fund (a)	1,902,442	24,446,385
Fidelity Series Commodity Strategy Fund (a)(b)	940,091	5,189,301
Fidelity Series Real Estate Equity Fund (a)	177,562	2,620,810
Fidelity Series Small Cap Opportunities Fund (a)	986,175	12,208,844
TOTAL DOMESTIC EQUITY FUNDS
(Cost $206,678,062)		208,635,888

International Equity Funds - 30.0%
Fidelity Series Emerging Markets Fund (a)	2,036,281	31,155,101
Fidelity Series International Growth Fund (a)	2,192,385	29,597,194
Fidelity Series International Small Cap Fund (a)	474,426	6,898,151
Fidelity Series International Value Fund (a)	3,261,827	29,291,209
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $100,196,836)		96,941,655

Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund (a)	215,557	2,159,885
Fidelity Series Floating Rate High Income Fund (a)	88,762	817,498
Fidelity Series High Income Fund (a)	1,053,656	9,440,755
Fidelity Series Inflation-Protected Bond Index Fund (a)	172,335	1,725,070
Fidelity Series Investment Grade Bond Fund (a)	150,307	1,733,035
Fidelity Series Real Estate Income Fund (a)	148,484	1,658,571
TOTAL BOND FUNDS
(Cost $18,345,431)		17,534,814

Short-Term Funds - 0.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	5,574	56,023
Fidelity Series Government Money Market Fund 0.25% (a)(c)	103,272	103,272
TOTAL SHORT-TERM FUNDS
(Cost $158,809)		159,295
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $325,379,138)		323,271,652
NET OTHER ASSETS (LIABILITIES) - 0.0%		(53,259)
NET ASSETS - 100%		$323,218,393

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$18,983,279	$1,959,969	$875,171	$--	$20,311,100
Fidelity Advisor Series Equity-Income Fund	34,256,258	3,023,522	1,728,409	159,421	36,665,913
Fidelity Advisor Series Growth & Income Fund	23,666,811	2,157,775	857,823	85,477	25,308,807
Fidelity Advisor Series Growth Opportunities Fund	12,503,288	1,119,559	317,680	--	13,186,958
Fidelity Advisor Series Opportunistic Insights Fund	17,618,355	1,862,931	753,400	--	18,840,068
Fidelity Advisor Series Short-Term Credit Fund	51,731	8,040	4,029	143	56,023
Fidelity Advisor Series Small Cap Fund	9,475,256	876,434	323,529	--	10,129,741
Fidelity Advisor Series Stock Selector Large Cap Value Fund	22,779,744	1,898,210	1,037,672	--	24,461,968
Fidelity Investments Money Market Portfolio Institutional Class 0.46%	96,639	2,476	99,116	46	--
Fidelity Series 100 Index Fund	10,340,624	955,822	393,301	--	11,143,254
Fidelity Series 1000 Value Index Fund	3,793,767	332,987	182,314	--	4,122,739
Fidelity Series All-Sector Equity Fund	22,754,147	2,078,681	871,889	--	24,446,385
Fidelity Series Commodity Strategy Fund	3,820,342	942,630	111,749	--	5,189,301
Fidelity Series Emerging Markets Debt Fund	1,900,369	194,186	45,408	28,324	2,159,885
Fidelity Series Emerging Markets Fund	27,945,150	3,065,089	694,608	--	31,155,101
Fidelity Series Floating Rate High Income Fund	740,593	76,392	18,801	8,268	817,498
Fidelity Series Government Money Market Fund 0.25%	--	105,423	2,150	27	103,272
Fidelity Series High Income Fund	8,746,147	608,714	207,936	128,260	9,440,755
Fidelity Series Inflation-Protected Bond Index Fund	1,511,390	227,413	34,698	379	1,725,070
Fidelity Series International Growth Fund	26,892,210	2,999,932	682,220	--	29,597,194
Fidelity Series International Small Cap Fund	6,298,136	994,346	182,271	--	6,898,151
Fidelity Series International Value Fund	26,604,703	3,846,707	681,520	--	29,291,209
Fidelity Series Investment Grade Bond Fund	1,489,038	260,541	48,216	9,702	1,733,035
Fidelity Series Real Estate Equity Fund	2,375,107	280,409	155,205	11,019	2,620,810
Fidelity Series Real Estate Income Fund	1,502,615	149,616	35,571	19,858	1,658,571
Fidelity Series Small Cap Opportunities Fund	11,434,991	1,002,691	527,625	--	12,208,844
Total	$297,580,690	$31,030,495	$10,872,311	$ 450,924	$323,271,652

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $328,320,552. Net unrealized depreciation aggregated $5,048,900, of which $10,106,771 related to appreciated investment securities and $15,155,671 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2045 Fund

June 30, 2016

AFF45-QTLY-0816
1.833434.110

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.5%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	6,480,596	$70,184,852
Fidelity Advisor Series Equity-Income Fund (a)	10,699,057	126,676,832
Fidelity Advisor Series Growth & Income Fund (a)	7,022,467	87,429,720
Fidelity Advisor Series Growth Opportunities Fund (a)	4,476,048	45,566,169
Fidelity Advisor Series Opportunistic Insights Fund (a)	4,486,660	65,101,444
Fidelity Advisor Series Small Cap Fund (a)	3,438,485	35,003,782
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	7,310,045	84,504,125
Fidelity Series 100 Index Fund (a)	2,798,419	38,478,259
Fidelity Series 1000 Value Index Fund (a)	1,319,219	14,247,566
Fidelity Series All-Sector Equity Fund (a)	6,571,983	84,449,988
Fidelity Series Commodity Strategy Fund (a)(b)	3,213,404	17,737,990
Fidelity Series Real Estate Equity Fund (a)	611,630	9,027,663
Fidelity Series Small Cap Opportunities Fund (a)	3,407,828	42,188,911
TOTAL DOMESTIC EQUITY FUNDS
(Cost $656,620,637)		720,597,301

International Equity Funds - 29.9%
Fidelity Series Emerging Markets Fund (a)	7,004,741	107,172,543
Fidelity Series International Growth Fund (a)	7,576,360	102,280,863
Fidelity Series International Small Cap Fund (a)	1,637,834	23,814,106
Fidelity Series International Value Fund (a)	11,272,246	101,224,767
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $322,630,900)		334,492,279

Bond Funds - 5.5%
Fidelity Series Emerging Markets Debt Fund (a)	751,603	7,531,063
Fidelity Series Floating Rate High Income Fund (a)	311,159	2,865,771
Fidelity Series High Income Fund (a)	3,740,239	33,512,543
Fidelity Series Inflation-Protected Bond Index Fund (a)	576,222	5,767,978
Fidelity Series Investment Grade Bond Fund (a)	519,578	5,990,729
Fidelity Series Real Estate Income Fund (a)	520,772	5,817,023
TOTAL BOND FUNDS
(Cost $64,044,940)		61,485,107

Short-Term Funds - 0.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	19,252	193,486
Fidelity Series Government Money Market Fund 0.25% (a)(c)	354,790	354,790
TOTAL SHORT-TERM FUNDS
(Cost $546,586)		548,276
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,043,843,063)		1,117,122,963
NET OTHER ASSETS (LIABILITIES) - 0.0%		(201,145)
NET ASSETS - 100%		$1,116,921,818

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$70,529,106	$2,788,364	$4,034,059	$--	$70,184,852
Fidelity Advisor Series Equity-Income Fund	127,274,993	3,774,081	8,363,260	587,587	126,676,832
Fidelity Advisor Series Growth & Income Fund	87,931,477	2,759,012	4,532,780	315,055	87,429,720
Fidelity Advisor Series Growth Opportunities Fund	46,454,280	1,241,302	1,748,409	--	45,566,169
Fidelity Advisor Series Opportunistic Insights Fund	65,458,404	2,739,162	3,534,021	--	65,101,444
Fidelity Advisor Series Short-Term Credit Fund	191,797	14,095	13,382	505	193,486
Fidelity Advisor Series Small Cap Fund	35,204,033	978,285	1,545,959	--	35,003,782
Fidelity Advisor Series Stock Selector Large Cap Value Fund	84,635,390	2,121,877	5,211,456	--	84,504,125
Fidelity Investments Money Market Portfolio Institutional Class 0.46%	359,444	3,265	362,709	167	--
Fidelity Series 100 Index Fund	38,406,456	1,203,793	1,992,150	--	38,478,259
Fidelity Series 1000 Value Index Fund	14,095,055	378,595	864,847	--	14,247,566
Fidelity Series All-Sector Equity Fund	84,552,674	2,492,314	4,361,583	--	84,449,988
Fidelity Series Commodity Strategy Fund	13,989,987	2,440,512	550,943	--	17,737,990
Fidelity Series Emerging Markets Debt Fund	7,108,174	286,390	260,829	102,170	7,531,063
Fidelity Series Emerging Markets Fund	103,631,453	3,933,532	3,276,825	--	107,172,543
Fidelity Series Floating Rate High Income Fund	2,790,663	105,781	102,532	30,016	2,865,771
Fidelity Series Government Money Market Fund	--	363,631	8,841	96	354,790
Fidelity Series High Income Fund	33,096,448	510,766	1,197,820	473,492	33,512,543
Fidelity Series Inflation-Protected Bond Index Fund	5,540,326	342,777	187,039	1,334	5,767,978
Fidelity Series International Growth Fund	99,675,360	4,774,740	3,586,501	--	102,280,863
Fidelity Series International Small Cap Fund	23,364,477	2,143,299	955,227	--	23,814,106
Fidelity Series International Value Fund	98,848,932	7,751,133	3,787,010	--	101,224,767
Fidelity Series Investment Grade Bond Fund	5,532,670	585,764	240,157	34,718	5,990,729
Fidelity Series Real Estate Equity Fund	8,825,852	470,615	682,354	38,787	9,027,663
Fidelity Series Real Estate Income Fund	5,654,015	215,792	204,636	71,109	5,817,023
Fidelity Series Small Cap Opportunities Fund	42,485,373	1,135,041	2,501,261	--	42,188,911
Total	$1,105,636,839	$45,553,918	$54,106,590	$1,655,036	$1,117,122,963

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $1,049,869,442. Net unrealized appreciation aggregated $67,253,521, of which $98,169,982 related to appreciated investment securities and $30,916,461 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2050 Fund

June 30, 2016

AFF50-QTLY-0816
1.833438.110

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.5%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	4,967,655	$53,799,706
Fidelity Advisor Series Equity-Income Fund (a)	8,202,390	97,116,302
Fidelity Advisor Series Growth & Income Fund (a)	5,384,046	67,031,371
Fidelity Advisor Series Growth Opportunities Fund (a)	3,431,065	34,928,244
Fidelity Advisor Series Opportunistic Insights Fund (a)	3,439,217	49,903,032
Fidelity Advisor Series Small Cap Fund (a)	2,635,681	26,831,232
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	5,604,541	64,788,498
Fidelity Series 100 Index Fund (a)	2,145,978	29,507,200
Fidelity Series 1000 Value Index Fund (a)	1,011,230	10,921,283
Fidelity Series All-Sector Equity Fund (a)	5,038,682	64,747,059
Fidelity Series Commodity Strategy Fund (a)(b)	2,474,894	13,661,415
Fidelity Series Real Estate Equity Fund (a)	469,617	6,931,543
Fidelity Series Small Cap Opportunities Fund (a)	2,612,170	32,338,659
TOTAL DOMESTIC EQUITY FUNDS
(Cost $503,335,809)		552,505,544

International Equity Funds - 29.9%
Fidelity Series Emerging Markets Fund (a)	5,371,004	82,176,364
Fidelity Series International Growth Fund (a)	5,807,784	78,405,080
Fidelity Series International Small Cap Fund (a)	1,254,652	18,242,633
Fidelity Series International Value Fund (a)	8,640,914	77,595,409
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $246,759,619)		256,419,486

Bond Funds - 5.5%
Fidelity Series Emerging Markets Debt Fund (a)	576,270	5,774,223
Fidelity Series Floating Rate High Income Fund (a)	238,444	2,196,070
Fidelity Series High Income Fund (a)	2,845,100	25,492,092
Fidelity Series Inflation-Protected Bond Index Fund (a)	448,095	4,485,427
Fidelity Series Investment Grade Bond Fund (a)	398,237	4,591,678
Fidelity Series Real Estate Income Fund (a)	398,725	4,453,761
TOTAL BOND FUNDS
(Cost $49,165,615)		46,993,251

Short-Term Funds - 0.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	14,761	148,351
Fidelity Series Government Money Market Fund 0.25% (a)(c)	272,373	272,373
TOTAL SHORT-TERM FUNDS
(Cost $419,417)		420,724
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $799,680,460)		856,339,005
NET OTHER ASSETS (LIABILITIES) - 0.0%		(154,916)
NET ASSETS - 100%		$856,184,089

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$53,444,997	$2,561,741	$2,891,751	$--	$53,799,706
Fidelity Advisor Series Equity-Income Fund	96,445,139	3,529,619	5,900,292	445,820	97,116,302
Fidelity Advisor Series Growth & Income Fund	66,631,764	2,560,784	3,125,366	239,040	67,031,371
Fidelity Advisor Series Growth Opportunities Fund	35,201,691	1,192,953	1,171,137	--	34,928,244
Fidelity Advisor Series Opportunistic Insights Fund	49,602,389	2,493,747	2,522,757	--	49,903,032
Fidelity Advisor Series Short-Term Credit Fund	145,425	12,226	10,047	386	148,351
Fidelity Advisor Series Small Cap Fund	26,676,520	966,784	1,092,470	--	26,831,232
Fidelity Advisor Series Stock Selector Large Cap Value Fund	64,134,084	2,028,805	3,627,520	--	64,788,498
Fidelity Investments Money Market Portfolio Institutional Class 0.46%	272,285	3,162	275,447	127	--
Fidelity Series 100 Index Fund	29,102,345	1,142,372	1,392,965	--	29,507,200
Fidelity Series 1000 Value Index Fund	10,680,890	360,160	606,624	--	10,921,283
Fidelity Series All-Sector Equity Fund	64,061,708	2,418,885	3,076,847	--	64,747,059
Fidelity Series Commodity Strategy Fund	10,616,309	2,019,611	404,154	--	13,661,415
Fidelity Series Emerging Markets Debt Fund	5,382,582	256,387	167,819	77,914	5,774,223
Fidelity Series Emerging Markets Fund	78,542,100	3,776,819	2,347,556	--	82,176,364
Fidelity Series Floating Rate High Income Fund	2,114,129	96,359	69,010	22,892	2,196,070
Fidelity Series Government Money Market Fund 0.25%	--	279,108	6,735	73	272,373
Fidelity Series High Income Fund	25,037,460	390,845	771,267	359,268	25,492,092
Fidelity Series Inflation-Protected Bond Index Fund	4,198,268	354,354	122,403	1,020	4,485,427
Fidelity Series International Growth Fund	75,554,508	4,269,678	2,496,210	--	78,405,080
Fidelity Series International Small Cap Fund	17,708,115	1,749,950	650,592	--	18,242,633
Fidelity Series International Value Fund	74,902,889	6,481,659	2,561,517	--	77,595,409
Fidelity Series Investment Grade Bond Fund	4,192,443	479,050	165,638	26,491	4,591,678
Fidelity Series Real Estate Equity Fund	6,697,352	405,283	488,097	29,685	6,931,543
Fidelity Series Real Estate Income Fund	4,275,417	194,555	131,829	54,321	4,453,761
Fidelity Series Small Cap Opportunities Fund	32,194,064	1,079,763	1,751,627	--	32,338,659
Total	$837,814,873	$41,104,659	$37,827,677	$1,257,037	$856,339,005

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $804,860,834. Net unrealized appreciation aggregated $51,478,171, of which $75,283,770 related to appreciated investment securities and $23,805,599 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2005 Fund

June 30, 2016

AFF5-QTLY-0816
1.818350.111

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 26.7%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	532,273	$5,764,515
Fidelity Advisor Series Equity-Income Fund (a)	877,279	10,386,983
Fidelity Advisor Series Growth & Income Fund (a)	576,263	7,174,472
Fidelity Advisor Series Growth Opportunities Fund (a)	368,668	3,753,038
Fidelity Advisor Series Opportunistic Insights Fund (a)	368,970	5,353,760
Fidelity Advisor Series Small Cap Fund (a)	283,454	2,885,557
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	599,942	6,935,335
Fidelity Series 100 Index Fund (a)	230,464	3,168,881
Fidelity Series 1000 Value Index Fund (a)	108,365	1,170,339
Fidelity Series All-Sector Equity Fund (a)	539,342	6,930,544
Fidelity Series Commodity Strategy Fund (a)(b)	664,209	3,666,435
Fidelity Series Real Estate Equity Fund (a)	51,422	758,988
Fidelity Series Small Cap Opportunities Fund (a)	280,759	3,475,797
TOTAL DOMESTIC EQUITY FUNDS
(Cost $53,824,272)		61,424,644

International Equity Funds - 13.2%
Fidelity Series Emerging Markets Fund (a)	852,738	13,046,887
Fidelity Series International Growth Fund (a)	585,835	7,908,769
Fidelity Series International Small Cap Fund (a)	115,726	1,682,658
Fidelity Series International Value Fund (a)	871,354	7,824,759
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $27,997,169)		30,463,073

Bond Funds - 41.8%
Fidelity Series Emerging Markets Debt Fund (a)	152,110	1,524,138
Fidelity Series Floating Rate High Income Fund (a)	62,494	575,574
Fidelity Series High Income Fund (a)	776,500	6,957,436
Fidelity Series Inflation-Protected Bond Index Fund (a)	764,965	7,657,295
Fidelity Series Investment Grade Bond Fund (a)	6,798,278	78,384,139
Fidelity Series Real Estate Income Fund (a)	102,760	1,147,832
TOTAL BOND FUNDS
(Cost $93,425,551)		96,246,414

Short-Term Funds - 18.3%
Fidelity Advisor Series Short-Term Credit Fund (a)	1,474,240	14,816,109
Fidelity Series Government Money Market Fund 0.25%(a)(c)	27,458,723	27,458,723
TOTAL SHORT-TERM FUNDS
(Cost $42,182,579)		42,274,832
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $217,429,571)		230,408,963
NET OTHER ASSETS (LIABILITIES) - 0.0%		(45,222)
NET ASSETS - 100%		$230,363,741

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$6,035,727	$113,247	$459,858	$--	$5,764,515
Fidelity Advisor Series Equity-Income Fund	10,892,754	253,916	1,093,149	50,111	10,386,983
Fidelity Advisor Series Growth & Income Fund	7,525,437	167,594	624,367	26,869	7,174,472
Fidelity Advisor Series Growth Opportunities Fund	3,976,232	74,121	265,228	--	3,753,038
Fidelity Advisor Series Opportunistic Insights Fund	5,601,464	117,730	402,346	--	5,353,760
Fidelity Advisor Series Short-Term Credit Fund	14,151,615	1,288,785	697,660	37,620	14,816,109
Fidelity Advisor Series Small Cap Fund	3,012,540	56,568	213,024	--	2,885,557
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7,242,910	135,851	690,450	--	6,935,335
Fidelity Investments Money Market Portfolio Institutional Class 0.46%	26,306,963	1,173,257	27,480,220	11,709	--
Fidelity Series 100 Index Fund	3,287,789	61,806	252,092	--	3,168,881
Fidelity Series 1000 Value Index Fund	1,206,197	22,651	111,693	--	1,170,339
Fidelity Series All-Sector Equity Fund	7,234,534	135,826	587,007	--	6,930,544
Fidelity Series Commodity Strategy Fund	2,876,059	552,855	138,219	--	3,666,435
Fidelity Series Emerging Markets Debt Fund	1,460,587	48,641	65,895	20,803	1,524,138
Fidelity Series Emerging Markets Fund	12,738,180	423,395	460,876	--	13,046,887
Fidelity Series Floating Rate High Income Fund	570,016	17,630	26,673	6,072	575,574
Fidelity Series Government Money Market Fund 0.25%	--	28,129,799	671,076	7,700	27,458,723
Fidelity Series High Income Fund	6,933,712	99,595	305,788	98,521	6,957,436
Fidelity Series Inflation-Protected Bond Index Fund	7,712,280	197,822	352,415	1,844	7,657,295
Fidelity Series International Growth Fund	7,811,896	500,349	514,655	--	7,908,769
Fidelity Series International Small Cap Fund	1,923,710	34,514	217,951	--	1,682,658
Fidelity Series International Value Fund	7,751,721	728,097	536,647	--	7,824,759
Fidelity Series Investment Grade Bond Fund	79,854,043	1,836,125	4,891,900	490,916	78,384,139
Fidelity Series Real Estate Equity Fund	755,379	34,559	65,590	3,279	758,988
Fidelity Series Real Estate Income Fund	1,132,996	35,900	51,213	14,108	1,147,832
Fidelity Series Small Cap Opportunities Fund	3,636,430	67,925	316,144	--	3,475,797
Total	$231,631,171	$36,308,558	$41,492,136	$769,552	$230,408,963

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $218,017,206. Net unrealized appreciation aggregated $12,391,757, of which $15,422,869 related to appreciated investment securities and $3,031,112 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2025 Fund

June 30, 2016

AFF25-QTLY-0816
1.818367.111

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 47.6%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	12,348,124	$133,730,183
Fidelity Advisor Series Equity-Income Fund (a)	20,418,290	241,752,554
Fidelity Advisor Series Growth & Income Fund (a)	13,404,978	166,891,981
Fidelity Advisor Series Growth Opportunities Fund (a)	8,534,125	86,877,392
Fidelity Advisor Series Opportunistic Insights Fund (a)	8,549,773	124,057,205
Fidelity Advisor Series Small Cap Fund (a)	6,560,549	66,786,387
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	13,954,786	161,317,323
Fidelity Series 100 Index Fund (a)	5,348,465	73,541,388
Fidelity Series 1000 Value Index Fund (a)	2,510,139	27,109,500
Fidelity Series All-Sector Equity Fund (a)	12,545,242	161,206,364
Fidelity Series Commodity Strategy Fund (a)(b)	8,259,330	45,591,501
Fidelity Series Real Estate Equity Fund (a)	1,177,474	17,379,517
Fidelity Series Small Cap Opportunities Fund (a)	6,498,941	80,456,893
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,230,708,373)		1,386,698,188

International Equity Funds - 22.9%
Fidelity Series Emerging Markets Fund (a)	15,104,604	231,100,445
Fidelity Series International Growth Fund (a)	14,423,079	194,711,571
Fidelity Series International Small Cap Fund (a)	2,999,206	43,608,459
Fidelity Series International Value Fund (a)	21,802,785	195,789,005
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $623,246,573)		665,209,480

Bond Funds - 25.2%
Fidelity Series Emerging Markets Debt Fund (a)	1,949,154	19,530,520
Fidelity Series Floating Rate High Income Fund (a)	798,574	7,354,870
Fidelity Series High Income Fund (a)	9,824,965	88,031,688
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,478,196	14,796,746
Fidelity Series Investment Grade Bond Fund (a)	51,156,616	589,835,779
Fidelity Series Real Estate Income Fund (a)	1,332,611	14,885,269
TOTAL BOND FUNDS
(Cost $730,644,577)		734,434,872

Short-Term Funds - 4.6%
Fidelity Advisor Series Short-Term Credit Fund (a)	4,581,692	46,046,001
Fidelity Series Government Money Market Fund 0.25% (a)(c)	86,531,655	86,531,655
TOTAL SHORT-TERM FUNDS
(Cost $132,319,867)		132,577,656
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $2,716,919,390)		2,918,920,196
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(8,951,659)
NET ASSETS - 100%		$2,909,968,537

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$137,707,630	$2,790,020	$8,504,648	$--	$133,730,183
Fidelity Advisor Series Equity-Income Fund	248,516,697	4,515,720	18,974,483	1,144,764	241,752,554
Fidelity Advisor Series Growth & Income Fund	171,691,621	3,021,191	10,252,357	613,803	166,891,981
Fidelity Advisor Series Growth Opportunities Fund	90,709,153	1,268,650	4,353,454	--	86,877,392
Fidelity Advisor Series Opportunistic Insights Fund	127,802,313	2,901,120	7,500,229	--	124,057,205
Fidelity Advisor Series Short-Term Credit Fund	42,517,011	4,859,337	1,552,424	113,619	46,046,001
Fidelity Advisor Series Small Cap Fund	68,733,085	966,470	3,605,873	--	66,786,387
Fidelity Advisor Series Stock Selector Large Cap Value Fund	165,249,648	2,319,130	11,947,486	--	161,317,323
Fidelity Investments Money Market Portfolio Institutional Class 0.46%	79,546,299	556,508	80,102,807	36,058	--
Fidelity Series 100 Index Fund	75,012,557	1,053,275	4,178,341	--	73,541,388
Fidelity Series 1000 Value Index Fund	27,519,283	385,368	2,024,728	--	27,109,500
Fidelity Series All-Sector Equity Fund	165,059,094	2,319,131	9,568,873	--	161,206,364
Fidelity Series Commodity Strategy Fund	36,396,483	5,673,286	1,298,123	--	45,591,501
Fidelity Series Emerging Markets Debt Fund	18,635,514	521,720	661,814	265,930	19,530,520
Fidelity Series Emerging Markets Fund	228,047,458	3,232,570	6,364,306	--	231,100,445
Fidelity Series Floating Rate High Income Fund	7,253,136	181,015	264,935	77,416	7,354,870
Fidelity Series Government Money Market Fund 0.25%	--	88,296,652	1,764,997	23,107	86,531,655
Fidelity Series High Income Fund	86,805,502	1,397,024	3,052,996	1,240,445	88,031,688
Fidelity Series Inflation-Protected Bond Index Fund	14,683,385	441,864	520,374	3,546	14,796,746
Fidelity Series International Growth Fund	191,131,613	6,856,082	8,595,851	--	194,711,571
Fidelity Series International Small Cap Fund	45,765,205	2,073,687	2,763,223	--	43,608,459
Fidelity Series International Value Fund	189,706,229	12,526,810	9,196,868	--	195,789,005
Fidelity Series Investment Grade Bond Fund	578,801,411	22,423,792	23,216,227	3,638,061	589,835,779
Fidelity Series Real Estate Equity Fund	17,233,328	820,814	1,476,857	75,246	17,379,517
Fidelity Series Real Estate Income Fund	14,628,008	382,830	514,955	183,118	14,885,269
Fidelity Series Small Cap Opportunities Fund	82,959,715	1,162,148	5,693,621	--	80,456,893
Total	$2,912,111,378	$ 172,946,214	$ 227,950,850	$ 7,415,113	$2,918,920,196

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $2,725,210,594. Net unrealized appreciation aggregated $193,709,602, of which $249,203,128 related to appreciated investment securities and $55,493,526 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2020 Fund

June 30, 2016

AFF20-QTLY-0816
1.818359.111

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 43.0%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	10,279,861	$111,330,897
Fidelity Advisor Series Equity-Income Fund (a)	16,990,413	201,166,493
Fidelity Advisor Series Growth & Income Fund (a)	11,154,572	138,874,417
Fidelity Advisor Series Growth Opportunities Fund (a)	7,101,664	72,294,942
Fidelity Advisor Series Opportunistic Insights Fund (a)	7,117,225	103,270,930
Fidelity Advisor Series Small Cap Fund (a)	5,457,100	55,553,274
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	11,612,179	134,236,787
Fidelity Series 100 Index Fund (a)	4,450,990	61,201,113
Fidelity Series 1000 Value Index Fund (a)	2,091,842	22,591,890
Fidelity Series All-Sector Equity Fund (a)	10,439,240	134,144,239
Fidelity Series Commodity Strategy Fund (a)(b)	7,597,902	41,940,417
Fidelity Series Real Estate Equity Fund (a)	980,406	14,470,794
Fidelity Series Small Cap Opportunities Fund (a)	5,407,537	66,945,310
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,023,306,433)		1,158,021,503

International Equity Funds - 20.7%
Fidelity Series Emerging Markets Fund (a)	13,303,988	203,551,022
Fidelity Series International Growth Fund (a)	11,832,040	159,732,542
Fidelity Series International Small Cap Fund (a)	2,384,458	34,670,014
Fidelity Series International Value Fund (a)	17,602,286	158,068,531
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $515,773,421)		556,022,109

Bond Funds - 30.1%
Fidelity Series Emerging Markets Debt Fund (a)	1,788,935	17,925,126
Fidelity Series Floating Rate High Income Fund (a)	736,510	6,783,254
Fidelity Series High Income Fund (a)	9,152,471	82,006,138
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,864,554	28,674,183
Fidelity Series Investment Grade Bond Fund (a)	57,242,377	660,004,600
Fidelity Series Real Estate Income Fund (a)	1,227,969	13,716,409
TOTAL BOND FUNDS
(Cost $799,978,528)		809,109,710

Short-Term Funds - 6.2%
Fidelity Advisor Series Short-Term Credit Fund (a)	5,769,674	57,985,224
Fidelity Series Government Money Market Fund 0.25%(a)(c)	108,674,931	108,674,931
TOTAL SHORT-TERM FUNDS
(Cost $166,346,162)		166,660,155
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,505,404,544)		2,689,813,477
NET OTHER ASSETS (LIABILITIES) - 0.0%		(553,905)
NET ASSETS - 100%		$2,689,259,572

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$115,799,462	$1,885,536	$7,794,282	$--	$111,330,897
Fidelity Advisor Series Equity-Income Fund	208,978,797	3,040,868	17,281,998	960,762	201,166,493
Fidelity Advisor Series Growth & Income Fund	144,377,200	1,953,571	9,490,564	515,150	138,874,417
Fidelity Advisor Series Growth Opportunities Fund	76,278,340	758,141	4,120,852	--	72,294,942
Fidelity Advisor Series Opportunistic Insights Fund	107,469,917	2,011,501	6,913,889	--	103,270,930
Fidelity Advisor Series Short-Term Credit Fund	51,085,323	8,819,798	2,200,339	142,282	57,985,224
Fidelity Advisor Series Small Cap Fund	57,798,864	577,973	3,396,656	--	55,553,274
Fidelity Advisor Series Stock Selector Large Cap Value Fund	138,959,744	1,386,291	10,867,117	--	134,236,787
Fidelity Investments Money Market Portfolio Institutional Class 0.46%	95,816,471	6,178,647	101,995,118	44,012	--
Fidelity Series 100 Index Fund	63,079,196	629,442	3,884,060	--	61,201,113
Fidelity Series 1000 Value Index Fund	23,142,211	230,642	1,805,785	--	22,591,890
Fidelity Series All-Sector Equity Fund	138,800,525	1,386,353	8,871,620	--	134,144,239
Fidelity Series Commodity Strategy Fund	32,984,928	5,991,176	1,341,621	--	41,940,417
Fidelity Series Emerging Markets Debt Fund	17,275,432	410,586	715,487	245,421	17,925,126
Fidelity Series Emerging Markets Fund	200,255,462	4,270,704	6,435,656	--	203,551,022
Fidelity Series Floating Rate High Income Fund	6,758,527	139,781	287,729	71,805	6,783,254
Fidelity Series Government Money Market Fund 0.25%	--	110,996,993	2,322,062	29,453	108,674,931
Fidelity Series High Income Fund	81,452,654	1,172,517	3,320,570	1,161,205	82,006,138
Fidelity Series Inflation-Protected Bond Index Fund	29,379,906	293,842	1,373,691	6,949	28,674,183
Fidelity Series International Growth Fund	159,060,118	6,879,409	8,445,440	--	159,732,542
Fidelity Series International Small Cap Fund	38,139,374	725,824	3,011,171	--	34,670,014
Fidelity Series International Value Fund	157,872,541	11,559,676	8,939,563	--	158,068,531
Fidelity Series Investment Grade Bond Fund	676,203,688	10,833,500	40,466,663	4,159,086	660,004,600
Fidelity Series Real Estate Equity Fund	14,492,629	631,259	1,318,903	63,368	14,470,794
Fidelity Series Real Estate Income Fund	13,615,994	298,706	559,040	169,410	13,716,409
Fidelity Series Small Cap Opportunities Fund	69,761,956	693,109	5,200,044	--	66,945,310
Total	$2,718,839,259	$183,755,845	$262,359,920	$7,568,903	$2,689,813,477

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $2,511,417,509. Net unrealized appreciation aggregated $178,395,968, of which $224,286,859 related to appreciated investment securities and $45,890,891 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® Income Fund

June 30, 2016

AFF-QTLY-0816
1.818360.111

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	360,301	$3,902,064
Fidelity Advisor Series Equity-Income Fund (a)	593,910	7,031,898
Fidelity Advisor Series Growth & Income Fund (a)	390,794	4,865,391
Fidelity Advisor Series Growth Opportunities Fund (a)	248,929	2,534,093
Fidelity Advisor Series Opportunistic Insights Fund (a)	249,461	3,619,674
Fidelity Advisor Series Small Cap Fund (a)	191,287	1,947,297
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	406,932	4,704,134
Fidelity Series 100 Index Fund (a)	156,790	2,155,856
Fidelity Series 1000 Value Index Fund (a)	73,325	791,906
Fidelity Series All-Sector Equity Fund (a)	365,828	4,700,893
Fidelity Series Commodity Strategy Fund (a)(b)	686,742	3,790,813
Fidelity Series Real Estate Equity Fund (a)	35,115	518,299
Fidelity Series Small Cap Opportunities Fund (a)	189,545	2,346,564
TOTAL DOMESTIC EQUITY FUNDS
(Cost $37,616,047)		42,908,882

International Equity Funds - 9.3%
Fidelity Series Emerging Markets Fund (a)	697,009	10,664,241
Fidelity Series International Growth Fund (a)	380,065	5,130,872
Fidelity Series International Small Cap Fund (a)	71,639	1,041,632
Fidelity Series International Value Fund (a)	565,041	5,074,064
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $20,313,329)		21,910,809

Bond Funds - 46.7%
Fidelity Series Emerging Markets Debt Fund (a)	155,784	1,560,960
Fidelity Series Floating Rate High Income Fund (a)	63,730	586,951
Fidelity Series High Income Fund (a)	804,664	7,209,787
Fidelity Series Inflation-Protected Bond Index Fund (a)	892,468	8,933,605
Fidelity Series Investment Grade Bond Fund (a)	7,876,519	90,816,267
Fidelity Series Real Estate Income Fund (a)	104,456	1,166,778
TOTAL BOND FUNDS
(Cost $106,333,752)		110,274,348

Short-Term Funds - 25.9%
Fidelity Advisor Series Short-Term Credit Fund (a)	2,141,995	21,527,051
Fidelity Series Government Money Market Fund 0.25% (a)(c)	39,762,547	39,762,547
TOTAL SHORT-TERM FUNDS
(Cost $61,146,379)		61,289,598
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $225,409,507)		236,383,637
NET OTHER ASSETS (LIABILITIES) - 0.0%		(50,943)
NET ASSETS - 100%		$236,332,694

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$4,170,532	$69,873	$388,170	$--	$3,902,064
Fidelity Advisor Series Equity-Income Fund	7,499,856	160,039	855,877	34,645	7,031,898
Fidelity Advisor Series Growth & Income Fund	5,181,817	105,213	494,697	18,577	4,865,391
Fidelity Advisor Series Growth Opportunities Fund	2,708,485	45,561	197,838	--	2,534,093
Fidelity Advisor Series Opportunistic Insights Fund	3,870,818	64,972	340,161	--	3,619,674
Fidelity Advisor Series Short-Term Credit Fund	21,641,283	1,069,638	1,290,355	55,702	21,527,051
Fidelity Advisor Series Small Cap Fund	2,074,093	34,716	181,281	--	1,947,297
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4,986,947	83,498	535,229	--	4,704,134
Fidelity Investments Money Market Portfolio Institutional Class 0.46%	39,911,216	938,602	40,849,818	17,636	--
Fidelity Series 100 Index Fund	2,263,782	37,902	194,203	--	2,155,856
Fidelity Series 1000 Value Index Fund	830,427	14,030	88,885	--	791,906
Fidelity Series All-Sector Equity Fund	4,980,957	83,545	463,870	--	4,700,893
Fidelity Series Commodity Strategy Fund	3,039,129	543,996	184,276	--	3,790,813
Fidelity Series Emerging Markets Debt Fund	1,514,889	47,806	85,020	21,463	1,560,960
Fidelity Series Emerging Markets Fund	10,817,005	194,550	626,311	--	10,664,241
Fidelity Series Floating Rate High Income Fund	576,369	26,719	30,862	6,144	586,951
Fidelity Series Government Money Market Fund 0.25%	--	41,017,207	1,254,660	11,249	39,762,547
Fidelity Series High Income Fund	7,250,104	117,762	398,941	103,023	7,209,787
Fidelity Series Inflation-Protected Bond Index Fund	9,178,161	165,156	524,972	2,170	8,933,605
Fidelity Series International Growth Fund	4,908,680	526,611	377,941	--	5,130,872
Fidelity Series International Small Cap Fund	1,235,333	20,460	178,515	--	1,041,632
Fidelity Series International Value Fund	4,868,843	668,042	389,785	--	5,074,064
Fidelity Series Investment Grade Bond Fund	93,313,492	2,238,298	6,575,667	573,005	90,816,267
Fidelity Series Real Estate Equity Fund	519,656	23,908	48,376	2,230	518,299
Fidelity Series Real Estate Income Fund	1,166,856	34,866	65,859	14,335	1,166,778
Fidelity Series Small Cap Opportunities Fund	2,504,141	41,897	258,852	--	2,346,564
Total	$241,012,871	$48,374,867	$56,880,421	$860,179	$236,383,637

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $225,823,476. Net unrealized appreciation aggregated $10,560,161, of which $13,204,893 related to appreciated investment securities and $2,644,732 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2035 Fund

June 30, 2016

AFF35-QTLY-0816
1.818365.111

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.5%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	12,372,096	$133,989,795
Fidelity Advisor Series Equity-Income Fund (a)	20,423,056	241,808,983
Fidelity Advisor Series Growth & Income Fund (a)	13,403,876	166,878,261
Fidelity Advisor Series Growth Opportunities Fund (a)	8,545,027	86,988,372
Fidelity Advisor Series Opportunistic Insights Fund (a)	8,565,447	124,284,631
Fidelity Advisor Series Small Cap Fund (a)	6,564,249	66,824,055
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	13,952,649	161,292,623
Fidelity Series 100 Index Fund (a)	5,339,626	73,419,851
Fidelity Series 1000 Value Index Fund (a)	2,518,667	27,201,605
Fidelity Series All-Sector Equity Fund (a)	12,543,908	161,189,217
Fidelity Series Commodity Strategy Fund (a)(b)	6,082,536	33,575,597
Fidelity Series Real Estate Equity Fund (a)	1,164,809	17,192,586
Fidelity Series Small Cap Opportunities Fund (a)	6,505,760	80,541,304
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,242,354,132)		1,375,186,880

International Equity Funds - 29.9%
Fidelity Series Emerging Markets Fund (a)	13,359,525	204,400,726
Fidelity Series International Growth Fund (a)	14,464,717	195,273,678
Fidelity Series International Small Cap Fund (a)	3,123,004	45,408,474
Fidelity Series International Value Fund (a)	21,521,196	193,260,341
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $608,272,379)		638,343,219

Bond Funds - 5.5%
Fidelity Series Emerging Markets Debt Fund (a)	1,438,739	14,416,161
Fidelity Series Floating Rate High Income Fund (a)	594,177	5,472,367
Fidelity Series High Income Fund (a)	7,260,407	65,053,249
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,071,091	10,721,619
Fidelity Series Investment Grade Bond Fund (a)	991,944	11,437,119
Fidelity Series Real Estate Income Fund (a)	997,982	11,147,458
TOTAL BOND FUNDS
(Cost $123,480,100)		118,247,973

Short-Term Funds - 0.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	36,758	369,415
Fidelity Series Government Money Market Fund 0.25% (a)(c)	676,196	676,196
TOTAL SHORT-TERM FUNDS
(Cost $1,042,404)		1,045,611
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,975,149,015)		2,132,823,683
NET OTHER ASSETS (LIABILITIES) - 0.0%		(405,710)
NET ASSETS - 100%		$2,132,417,973

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$136,452,426	$3,971,643	$8,155,183	$--	$133,989,795
Fidelity Advisor Series Equity-Income Fund	246,239,392	5,042,250	17,104,389	1,132,805	241,808,983
Fidelity Advisor Series Growth & Income Fund	170,120,907	3,563,226	9,238,578	607,399	166,878,261
Fidelity Advisor Series Growth Opportunities Fund	89,875,129	1,500,190	3,657,959	--	86,988,372
Fidelity Advisor Series Opportunistic Insights Fund	126,641,706	3,970,489	7,162,063	--	124,284,631
Fidelity Advisor Series Short-Term Credit Fund	373,538	19,828	25,820	970	369,415
Fidelity Advisor Series Small Cap Fund	68,109,059	1,160,860	3,138,284	--	66,824,055
Fidelity Advisor Series Stock Selector Large Cap Value Fund	163,743,859	2,603,088	10,716,525	--	161,292,623
Fidelity Investments Money Market Portfolio Institutional Class 0.46%	692,866	3,504	696,370	318	--
Fidelity Series 100 Index Fund	74,302,711	1,536,965	4,064,869	--	73,419,851
Fidelity Series 1000 Value Index Fund	27,269,591	457,570	1,748,696	--	27,201,605
Fidelity Series All-Sector Equity Fund	163,558,642	3,164,960	8,915,037	--	161,189,217
Fidelity Series Commodity Strategy Fund	26,916,854	4,265,265	1,113,958	--	33,575,597
Fidelity Series Emerging Markets Debt Fund	13,775,876	417,721	541,218	196,552	14,416,161
Fidelity Series Emerging Markets Fund	200,352,082	5,054,518	6,477,500	--	204,400,726
Fidelity Series Floating Rate High Income Fund	5,403,701	148,616	218,451	57,661	5,472,367
Fidelity Series Government Money Market Fund 0.25%	--	693,753	17,557	183	676,196
Fidelity Series High Income Fund	64,411,139	1,009,214	2,508,539	919,789	65,053,249
Fidelity Series Inflation-Protected Bond Index Fund	10,719,074	264,878	399,859	2,559	10,721,619
Fidelity Series International Growth Fund	192,686,846	7,355,926	7,475,302	--	195,273,678
Fidelity Series International Small Cap Fund	45,179,649	3,586,212	1,941,058	--	45,408,474
Fidelity Series International Value Fund	191,280,936	12,883,718	7,863,672	--	193,260,341
Fidelity Series Investment Grade Bond Fund	10,704,351	1,010,483	493,423	66,655	11,437,119
Fidelity Series Real Estate Equity Fund	17,075,429	679,420	1,348,426	74,180	17,192,586
Fidelity Series Real Estate Income Fund	10,970,564	310,644	425,769	136,942	11,147,458
Fidelity Series Small Cap Opportunities Fund	82,223,574	1,371,742	5,092,039	--	80,541,304
Total	$2,139,079,901	$66,046,683	$110,540,544	$3,196,013	$2,132,823,683

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $1,983,375,428. Net unrealized appreciation aggregated $149,448,255, of which $204,988,011 related to appreciated investment securities and $55,539,756 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2015 Fund

June 30, 2016

FRX-X15-QTLY-0816
1.906838.106

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.6%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $223,148,523)	5,624,114	340,090,158

Commodity Funds - 1.2%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $14,826,434)	2,057,034	11,457,679

International Equity Funds - 16.2%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $153,813,554)	14,403,867	150,376,367

Bond Funds - 31.4%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $282,478,312)	24,396,864	291,786,499

Inflation-Protected Bond Funds - 3.2%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $30,728,510)	2,965,390	29,713,212

Short-Term Funds - 11.4%
Fidelity Series Government Money Market Fund Class F(a)(c)
(Cost $106,109,521)	106,109,521	106,109,521
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $811,104,854)		929,533,436
NET OTHER ASSETS (LIABILITIES) - 0.0%		(40,080)
NET ASSETS - 100%		$929,493,356

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F 0.00	$102,954,321	$2,324,173	$105,278,494	$53,032	$--
Fidelity Series Commodity Strategy Fund Class F	10,437,138	238,674	531,994	--	11,457,679
Fidelity Series Global ex U.S. Index Fund	147,341,830	8,260,672	5,568,524	--	150,376,367
Fidelity Series Government Money Market Fund Class F	--	106,981,553	872,032	26,012	106,109,521
Fidelity Series Inflation-Protected Bond Index Fund Class F	28,391,365	1,498,731	562,168	17,730	29,713,212
Fidelity Total Market Index Fund Class F	333,289,359	11,530,607	11,834,618	1,031,108	340,090,158
Fidelity U.S. Bond Index Fund Class F	285,756,519	11,405,872	10,056,166	1,779,088	291,786,499
Total	$908,170,532	$142,240,282	$134,703,996	$2,906,970	$929,533,436

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $814,610,460. Net unrealized appreciation aggregated $114,922,976, of which $128,522,711 related to appreciated investment securities and $13,599,735 related to depreciated investment securities.

During the period, certain underlying investments incurred name changes. These changes may involve one or more of the following, as applicable: replacing “Spartan” with “Fidelity” or renaming “Fidelity Institutional Money Market” to “Fidelity Investments Money Market.” The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2055 Fund

June 30, 2016

FRX-55-QTLY-0816
1.927055.105

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $183,447,056)	3,327,366	201,205,831

Commodity Funds - 1.4%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $5,021,069)	801,022	4,461,694

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $94,471,332)	8,439,557	88,108,977

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $31,786,283)	2,727,537	32,621,345
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $314,725,740)		326,397,847
NET OTHER ASSETS (LIABILITIES) - 0.0%		(12,008)
NET ASSETS - 100%		$326,385,839

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$3,772,993	$422,185	$238,895	$--	$4,461,694
Fidelity Series Global ex U.S. Index Fund	77,082,253	12,210,406	1,355,978	--	88,108,977
Fidelity Total Market Index Fund Class F	176,172,155	21,777,948	791,124	556,803	201,205,831
Fidelity U.S. Bond Index Fund Class F	28,528,984	4,203,459	625,750	188,527	32,621,345
Total	$285,556,385	$38,613,998	$3,011,747	$745,330	$326,397,847

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $315,938,679. Net unrealized appreciation aggregated $10,459,168, of which $19,780,662 related to appreciated investment securities and $9,321,494 related to depreciated investment securities.

During the period, certain underlying investments incurred name changes. These changes may involve one or more of the following, as applicable: replacing “Spartan” with “Fidelity” or renaming “Fidelity Institutional Money Market” to “Fidelity Investments Money Market.” The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2015 Fund

June 30, 2016

F15-QTLY-0816
1.818357.111

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 39.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	5,088,634	$69,968,711
Fidelity Series 1000 Value Index Fund (a)	3,781,447	40,839,627
Fidelity Series All-Sector Equity Fund (a)	17,005,085	218,515,342
Fidelity Series Blue Chip Growth Fund (a)	13,869,469	149,096,795
Fidelity Series Commodity Strategy Fund (a)(b)	15,382,699	84,912,497
Fidelity Series Equity-Income Fund (a)	25,445,671	301,531,199
Fidelity Series Growth & Income Fund (a)	17,843,383	224,291,320
Fidelity Series Growth Company Fund (a)	21,285,922	261,816,847
Fidelity Series Intrinsic Opportunities Fund (a)	12,390,467	176,440,245
Fidelity Series Opportunistic Insights Fund (a)	10,009,187	145,733,757
Fidelity Series Real Estate Equity Fund (a)	1,878,201	27,722,248
Fidelity Series Small Cap Discovery Fund (a)	3,894,746	38,869,564
Fidelity Series Small Cap Opportunities Fund (a)	9,561,846	118,375,656
Fidelity Series Stock Selector Large Cap Value Fund (a)	17,479,852	199,619,915
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,786,900,496)		2,057,733,723

International Equity Funds - 18.7%
Fidelity Series Emerging Markets Fund (a)	24,288,544	371,614,729
Fidelity Series International Growth Fund (a)	20,465,712	276,287,108
Fidelity Series International Small Cap Fund (a)	4,146,338	60,287,751
Fidelity Series International Value Fund (a)	30,447,762	273,420,907
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $943,353,111)		981,610,495

Bond Funds - 33.3%
Fidelity Series Emerging Markets Debt Fund (a)	3,536,356	35,434,287
Fidelity Series Floating Rate High Income Fund (a)	1,437,834	13,242,447
Fidelity Series High Income Fund (a)	18,001,607	161,294,400
Fidelity Series Inflation-Protected Bond Index Fund (a)	9,881,113	98,909,943
Fidelity Series Investment Grade Bond Fund (a)	123,127,530	1,419,660,414
Fidelity Series Real Estate Income Fund (a)	2,385,078	26,641,317
TOTAL BOND FUNDS
(Cost $1,724,635,672)		1,755,182,808

Short-Term Funds - 8.9%
Fidelity Series Government Money Market Fund 0.25% (a)(c)	304,429,560	304,429,560
Fidelity Series Short-Term Credit Fund (a)	16,405,915	164,715,384
TOTAL SHORT-TERM FUNDS
(Cost $468,340,496)		469,144,944
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $4,923,229,775)		5,263,671,970
NET OTHER ASSETS (LIABILITIES) - 0.0%		(309)
NET ASSETS - 100%		$5,263,671,661

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 0.46%	$245,979,946	$53,741,082	$299,721,029	$120,016	$--
Fidelity Series 100 Index Fund	72,776,140	76,561	4,457,529	--	69,968,711
Fidelity Series 1000 Value Index Fund	40,989,673	393,365	2,364,065	--	40,839,627
Fidelity Series All-Sector Equity Fund	229,453,074	372,060	15,918,330	--	218,515,342
Fidelity Series Blue Chip Growth Fund	159,061,772	180,127	8,890,236	--	149,096,795
Fidelity Series Commodity Strategy Fund	65,202,604	13,547,527	2,277,503	--	84,912,497
Fidelity Series Emerging Markets Debt Fund	34,297,027	534,590	1,286,757	485,351	35,434,287
Fidelity Series Emerging Markets Fund	369,404,058	2,619,194	10,351,366	--	371,614,729
Fidelity Series Equity-Income Fund	308,172,259	2,660,822	19,009,653	1,125,225	301,531,199
Fidelity Series Floating Rate High Income Fund	13,192,284	235,434	520,766	139,751	13,242,447
Fidelity Series Government Money Market Fund 0.25%	--	310,458,032	6,028,472	85,777	304,429,560
Fidelity Series Growth & Income Fund	236,386,018	1,694,514	16,655,055	1,272,665	224,291,320
Fidelity Series Growth Company Fund	283,355,841	--	23,837,191	--	261,816,847
Fidelity Series High Income Fund	159,696,787	2,279,611	5,975,571	2,279,602	161,294,400
Fidelity Series Inflation-Protected Bond Index Fund	99,879,116	1,582,004	3,838,357	23,846	98,909,943
Fidelity Series International Growth Fund	280,308,733	6,367,450	14,229,918	--	276,287,108
Fidelity Series International Small Cap Fund	67,672,463	98,926	5,392,700	--	60,287,751
Fidelity Series International Value Fund	278,204,034	14,594,785	15,114,547	--	273,420,907
Fidelity Series Intrinsic Opportunities Fund	177,385,315	181,938	2,368,006	--	176,440,245
Fidelity Series Investment Grade Bond Fund	1,524,187,198	11,256,028	145,058,423	9,024,132	1,419,660,414
Fidelity Series Opportunistic Insights Fund	153,617,375	669,156	8,760,604	--	145,733,757
Fidelity Series Real Estate Equity Fund	28,331,715	782,657	2,664,884	121,312	27,722,248
Fidelity Series Real Estate Income Fund	26,575,418	367,794	1,003,260	328,952	26,641,317
Fidelity Series Short-Term Credit Fund	131,636,279	38,717,622	6,455,061	378,586	164,715,384
Fidelity Series Small Cap Discovery Fund	40,740,289	412,100	2,333,065	50,954	38,869,564
Fidelity Series Small Cap Opportunities Fund	123,558,106	129,575	8,264,729	--	118,375,656
Fidelity Series Stock Selector Large Cap Value Fund	204,102,963	701,598	12,040,150	--	199,619,915
Total	$5,354,166,487	$ 464,654,552	$ 644,817,227	$ 15,436,169	$5,263,671,970

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $4,933,333,835. Net unrealized appreciation aggregated $330,338,135 of which $425,184,953 related to appreciated investment securities and $94,846,818 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2040 Fund

June 30, 2016

FF-K-40-QTLY-0816
1.907119.106

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.5%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	17,657,593	$242,791,908
Fidelity Series 1000 Value Index Fund Class F (a)	13,203,202	142,594,581
Fidelity Series All-Sector Equity Fund Class F (a)	59,232,715	761,140,385
Fidelity Series Blue Chip Growth Fund Class F (a)	48,416,701	520,963,704
Fidelity Series Commodity Strategy Fund Class F (a)(b)	31,155,585	173,536,609
Fidelity Series Equity-Income Fund Class F (a)	88,531,000	1,049,977,662
Fidelity Series Growth & Income Fund Class F (a)	62,055,394	781,277,415
Fidelity Series Growth Company Fund Class F (a)	74,027,915	911,283,633
Fidelity Series Intrinsic Opportunities Fund Class F (a)	42,485,083	605,837,277
Fidelity Series Opportunistic Insights Fund Class F (a)	34,774,349	507,357,755
Fidelity Series Real Estate Equity Fund Class F (a)	6,460,684	95,359,691
Fidelity Series Small Cap Discovery Fund Class F (a)	13,616,762	135,895,281
Fidelity Series Small Cap Opportunities Fund Class F (a)	33,146,590	413,006,506
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	61,006,526	697,304,589
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,394,224,488)		7,038,326,996

International Equity Funds - 30.0%
Fidelity Series Emerging Markets Fund Class F (a)	68,422,138	1,049,595,590
Fidelity Series International Growth Fund Class F (a)	73,846,833	999,886,116
Fidelity Series International Small Cap Fund Class F (a)	15,803,598	230,416,454
Fidelity Series International Value Fund Class F (a)	109,953,113	990,677,551
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,210,818,901)		3,270,575,711

Bond Funds - 5.5%
Fidelity Series Emerging Markets Debt Fund Class F (a)	7,355,224	73,699,347
Fidelity Series Floating Rate High Income Fund Class F (a)	3,045,977	28,053,450
Fidelity Series High Income Fund Class F (a)	36,266,435	324,947,259
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	5,673,881	56,852,283
Fidelity Series Investment Grade Bond Fund Class F (a)	5,077,375	58,592,910
Fidelity Series Real Estate Income Fund Class F (a)	5,064,616	56,571,763
TOTAL BOND FUNDS
(Cost $622,930,502)		598,717,012

Short-Term Funds - 0.0%
Fidelity Series Government Money Market Fund Class F 0.25%(a)(c)	3,340,644	3,340,644
Fidelity Series Short-Term Credit Fund Class F (a)	188,354	1,891,079
TOTAL SHORT-TERM FUNDS
(Cost $5,216,386)		5,231,723
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $10,233,190,277)		10,912,851,442
NET OTHER ASSETS (LIABILITIES) - 0.0%		(426,571)
NET ASSETS - 100%		$10,912,424,871

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$3,420,877	$26,872	$3,447,749	$1,548	$--
Fidelity Series 100 Index Fund Class F	242,337,354	7,876,032	12,752,850	--	242,791,908
Fidelity Series 1000 Value Index Fund Class F	137,301,925	4,708,924	5,629,252	--	142,594,581
Fidelity Series All-Sector Equity Fund Class F	764,964,074	24,157,360	44,189,739	--	761,140,385
Fidelity Series Blue Chip Growth Fund Class F	531,046,100	17,196,369	22,897,252	--	520,963,704
Fidelity Series Commodity Strategy Fund Class F	135,495,436	22,756,198	2,605,341	--	173,536,609
Fidelity Series Emerging Markets Debt Fund Class F	69,041,094	2,853,147	2,057,851	1,008,354	73,699,347
Fidelity Series Emerging Markets Fund Class F	1,003,106,049	28,579,343	10,228,465	--	1,049,595,590
Fidelity Series Equity-Income Fund Class F	1,027,845,961	37,567,999	48,454,556	4,125,509	1,049,977,662
Fidelity Series Floating Rate High Income Fund Class F	27,114,810	1,059,668	812,966	299,895	28,053,450
Fidelity Series Government Money Market Fund Class F 0.25%	--	3,380,238	39,594	895	3,340,644
Fidelity Series Growth & Income Fund Class F	787,900,729	29,460,479	45,610,474	4,508,383	781,277,415
Fidelity Series Growth Company Fund Class F	937,793,949	2,145,883	37,176,723	--	911,283,633
Fidelity Series High Income Fund Class F	319,182,435	4,640,703	9,463,654	4,640,565	324,947,259
Fidelity Series Inflation-Protected Bond Index Fund Class F	54,004,545	3,654,680	1,517,636	33,244	56,852,283
Fidelity Series International Growth Fund Class F	966,576,058	47,909,600	28,735,161	--	999,886,116
Fidelity Series International Small Cap Fund Class F	226,686,525	18,488,477	7,627,367	--	230,416,454
Fidelity Series International Value Fund Class F	955,450,851	77,538,858	27,542,751	--	990,677,551
Fidelity Series Intrinsic Opportunities Fund Class F	578,016,747	23,298,482	--	--	605,837,277
Fidelity Series Investment Grade Bond Fund Class F	53,621,689	7,594,199	3,707,529	345,455	58,592,910
Fidelity Series Opportunistic Insights Fund Class F	511,538,043	21,406,251	26,209,338	--	507,357,755
Fidelity Series Real Estate Equity Fund Class F	95,153,630	4,836,752	9,002,428	452,442	95,359,691
Fidelity Series Real Estate Income Fund Class F	54,570,903	2,154,476	1,612,518	707,707	56,571,763
Fidelity Series Short-Term Credit Fund Class F	1,799,192	189,775	107,446	5,006	1,891,079
Fidelity Series Small Cap Discovery Fund Class F	136,770,800	4,967,889	5,857,143	243,755	135,895,281
Fidelity Series Small Cap Opportunities Fund Class F	412,195,705	13,012,925	22,580,785	--	413,006,506
Fidelity Series Stock Selector Large Cap Value Fund Class F	674,519,863	22,190,872	22,527,587	--	697,304,589
Total	$10,707,455,344	$433,652,451	$402,394,155	$16,372,758	$10,912,851,442

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $10,281,830,921. Net unrealized appreciation aggregated $631,020,521, of which $952,803,349 related to appreciated investment securities and $321,782,828 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2010 Fund

June 30, 2016

FF-K-10-QTLY-0816
1.907106.106

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.9%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	2,278,845	$31,334,113
Fidelity Series 1000 Value Index Fund Class F (a)	1,692,636	18,280,468
Fidelity Series All-Sector Equity Fund Class F (a)	7,628,623	98,027,811
Fidelity Series Blue Chip Growth Fund Class F (a)	6,238,345	67,124,588
Fidelity Series Commodity Strategy Fund Class F (a)(b)	8,128,866	45,277,784
Fidelity Series Equity-Income Fund Class F (a)	11,412,265	135,349,458
Fidelity Series Growth & Income Fund Class F (a)	7,991,970	100,618,907
Fidelity Series Growth Company Fund Class F (a)	9,571,541	117,825,674
Fidelity Series Intrinsic Opportunities Fund Class F (a)	5,565,263	79,360,656
Fidelity Series Opportunistic Insights Fund Class F (a)	4,480,538	65,371,051
Fidelity Series Real Estate Equity Fund Class F (a)	837,807	12,366,028
Fidelity Series Small Cap Discovery Fund Class F (a)	1,751,892	17,483,884
Fidelity Series Small Cap Opportunities Fund Class F (a)	4,272,933	53,240,749
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	7,857,754	89,814,126
TOTAL DOMESTIC EQUITY FUNDS
(Cost $791,691,909)		931,475,297

International Equity Funds - 16.1%
Fidelity Series Emerging Markets Fund Class F(a)	12,029,858	184,538,020
Fidelity Series International Growth Fund Class F (a)	9,087,024	123,038,305
Fidelity Series International Small Cap Fund Class F (a)	1,820,556	26,543,701
Fidelity Series International Value Fund Class F (a)	13,528,758	121,894,111
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $413,465,028)		456,014,137

Bond Funds - 37.6%
Fidelity Series Emerging Markets Debt Fund Class F (a)	1,858,699	18,624,162
Fidelity Series Floating Rate High Income Fund Class F (a)	772,413	7,113,926
Fidelity Series High Income Fund Class F (a)	9,549,076	85,559,724
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	7,578,090	75,932,466
Fidelity Series Investment Grade Bond Fund Class F (a)	75,027,592	865,818,412
Fidelity Series Real Estate Income Fund Class F (a)	1,265,172	14,131,976
TOTAL BOND FUNDS
(Cost $1,059,591,735)		1,067,180,666

Short-Term Funds - 13.4%
Fidelity Series Government Money Market Fund Class F 0.25%(a)(c)	245,836,105	245,836,105
Fidelity Series Short-Term Credit Fund Class F (a)	13,303,825	133,570,407
TOTAL SHORT-TERM FUNDS
(Cost $378,717,863)		379,406,512
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,643,466,535)		2,834,076,612
NET OTHER ASSETS (LIABILITIES) - 0.0%		(111,730)
NET ASSETS - 100%		$2,833,964,882

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$229,786,383	$17,582,697	$247,369,080	$102,712	$--
Fidelity Series 100 Index Fund Class F	33,618,144	412,931	3,414,521	--	31,334,113
Fidelity Series 1000 Value Index Fund Class F	18,934,382	231,613	1,709,416	--	18,280,468
Fidelity Series All-Sector Equity Fund Class F	105,999,010	1,303,691	11,464,845	--	98,027,811
Fidelity Series Blue Chip Growth Fund Class F	73,553,572	992,494	6,892,270	--	67,124,588
Fidelity Series Commodity Strategy Fund Class F	36,321,322	5,955,947	1,618,643	--	45,277,784
Fidelity Series Emerging Markets Debt Fund Class F	18,470,330	451,248	1,292,391	260,880	18,624,162
Fidelity Series Emerging Markets Fund Class F	184,968,826	2,000,441	7,428,775	--	184,538,020
Fidelity Series Equity-Income Fund Class F	142,482,732	2,421,629	13,951,086	566,220	135,349,458
Fidelity Series Floating Rate High Income Fund Class F	7,207,962	239,070	513,052	77,310	7,113,926
Fidelity Series Government Money Market Fund Class F 0.25%	--	251,587,162	5,751,058	69,076	245,836,105
Fidelity Series Growth & Income Fund Class F	109,195,299	1,957,351	11,863,649	618,629	100,618,907
Fidelity Series Growth Company Fund Class F	130,493,734	679,214	14,461,471	--	117,825,674
Fidelity Series High Income Fund Class F	87,513,420	1,240,992	6,047,366	1,240,971	85,559,724
Fidelity Series Inflation-Protected Bond Index Fund Class F	77,812,927	2,287,392	5,151,761	46,937	75,932,466
Fidelity Series International Growth Fund Class F	126,709,751	5,084,206	10,597,619	--	123,038,305
Fidelity Series International Small Cap Fund Class F	30,968,099	310,322	3,840,909	--	26,543,701
Fidelity Series International Value Fund Class F	125,747,577	8,704,701	10,851,167	--	121,894,111
Fidelity Series Intrinsic Opportunities Fund Class F	82,994,777	947,380	5,234,389	--	79,360,656
Fidelity Series Investment Grade Bond Fund Class F	924,392,787	15,279,098	91,504,304	5,683,372	865,818,412
Fidelity Series Opportunistic Insights Fund Class F	70,962,150	871,638	6,581,751	--	65,371,051
Fidelity Series Real Estate Equity Fund Class F	13,087,907	359,938	1,644,211	58,129	12,366,028
Fidelity Series Real Estate Income Fund Class F	14,436,232	328,898	1,004,764	179,708	14,131,976
Fidelity Series Short-Term Credit Fund Class F	123,549,028	18,110,291	8,748,803	347,207	133,570,407
Fidelity Series Small Cap Discovery Fund Class F	18,393,553	524,801	1,441,733	31,369	17,483,884
Fidelity Series Small Cap Opportunities Fund Class F	57,074,428	697,765	5,917,917	--	53,240,749
Fidelity Series Stock Selector Large Cap Value Fund Class F	94,364,309	1,258,823	8,931,900	--	89,814,126
Total	$2,939,038,641	$341,821,733	$495,228,851	$9,282,520	$2,834,076,612

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $2,649,004,872. Net unrealized appreciation aggregated $185,071,740, of which $218,679,444 related to appreciated investment securities and $33,607,704 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® Income Fund

June 30, 2016

FF-K-INC-QTLY-0816
1.907100.106

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.2%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	718,971	$9,885,846
Fidelity Series 1000 Value Index Fund Class F (a)	536,601	5,795,290
Fidelity Series All-Sector Equity Fund Class F (a)	2,411,381	30,986,249
Fidelity Series Blue Chip Growth Fund Class F (a)	1,960,748	21,097,647
Fidelity Series Commodity Strategy Fund Class F (a)(b)	4,854,049	27,037,055
Fidelity Series Equity-Income Fund Class F (a)	3,607,555	42,785,600
Fidelity Series Growth & Income Fund Class F (a)	2,525,776	31,799,514
Fidelity Series Growth Company Fund Class F (a)	3,009,142	37,042,542
Fidelity Series Intrinsic Opportunities Fund Class F (a)	1,731,650	24,693,335
Fidelity Series Opportunistic Insights Fund Class F (a)	1,411,695	20,596,635
Fidelity Series Real Estate Equity Fund Class F (a)	267,961	3,955,105
Fidelity Series Small Cap Discovery Fund Class F (a)	554,483	5,533,744
Fidelity Series Small Cap Opportunities Fund Class F (a)	1,341,116	16,710,307
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	2,485,695	28,411,497
TOTAL DOMESTIC EQUITY FUNDS
(Cost $269,981,304)		306,330,366

International Equity Funds - 9.3%
Fidelity Series Emerging Markets Fund Class F (a)	5,000,720	76,711,052
Fidelity Series International Growth Fund Class F (a)	2,709,339	36,684,455
Fidelity Series International Small Cap Fund Class F (a)	511,447	7,456,903
Fidelity Series International Value Fund Class F (a)	4,031,695	36,325,571
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $147,554,516)		157,177,981

Bond Funds - 46.6%
Fidelity Series Emerging Markets Debt Fund Class F (a)	1,109,459	11,116,783
Fidelity Series Floating Rate High Income Fund Class F (a)	457,937	4,217,600
Fidelity Series High Income Fund Class F (a)	5,722,529	51,273,863
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	6,347,198	63,598,929
Fidelity Series Investment Grade Bond Fund Class F (a)	56,243,427	649,049,152
Fidelity Series Real Estate Income Fund Class F (a)	745,272	8,324,683
TOTAL BOND FUNDS
(Cost $779,331,259)		787,581,010

Short-Term Funds - 25.9%
Fidelity Series Government Money Market Fund Class F 0.25% (a)(c)	284,185,937	284,185,937
Fidelity Series Short-Term Credit Fund Class F (a)	15,324,682	153,859,808
TOTAL SHORT-TERM FUNDS
(Cost $437,201,437)		438,045,745
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,634,068,516)		1,689,135,102
NET OTHER ASSETS (LIABILITIES) - 0.0%		(65,325)
NET ASSETS - 100%		$1,689,069,777

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$276,274,522	$6,540,150	$282,814,672	$120,851	$--
Fidelity Series 100 Index Fund Class F	10,218,688	273,415	823,882	--	9,885,846
Fidelity Series 1000 Value Index Fund Class F	5,755,491	155,663	370,391	--	5,795,290
Fidelity Series All-Sector Equity Fund Class F	32,219,875	861,833	2,760,821	--	30,986,249
Fidelity Series Blue Chip Growth Fund Class F	22,358,615	606,236	1,686,759	--	21,097,647
Fidelity Series Commodity Strategy Fund Class F	20,547,294	4,225,961	413,314	--	27,037,055
Fidelity Series Emerging Markets Debt Fund Class F	10,478,636	402,438	345,100	151,708	11,116,783
Fidelity Series Emerging Markets Fund Class F	73,837,094	1,806,063	964,497	--	76,711,052
Fidelity Series Equity-Income Fund Class F	43,310,394	1,120,751	3,002,251	173,505	42,785,600
Fidelity Series Floating Rate High Income Fund Class F	4,130,496	144,374	162,226	45,212	4,217,600
Fidelity Series Government Money Market Fund Class F 0.25%	--	286,898,785	2,712,848	78,951	284,185,937
Fidelity Series Growth & Income Fund Class F	33,192,987	1,061,240	2,850,310	189,568	31,799,514
Fidelity Series Growth Company Fund Class F	39,671,524	347,814	3,312,839	--	37,042,542
Fidelity Series High Income Fund Class F	50,114,236	1,139,314	1,632,734	725,747	51,273,863
Fidelity Series Inflation-Protected Bond Index Fund Class F	62,930,647	1,774,343	1,922,910	38,440	63,598,929
Fidelity Series International Growth Fund Class F	33,969,127	3,935,834	1,749,458	--	36,684,455
Fidelity Series International Small Cap Fund Class F	8,529,848	196,922	1,022,421	--	7,456,903
Fidelity Series International Value Fund Class F	33,703,165	4,932,503	1,816,178	--	36,325,571
Fidelity Series Intrinsic Opportunities Fund Class F	25,731,101	442,741	1,684,266	--	24,693,335
Fidelity Series Investment Grade Bond Fund Class F	647,884,228	16,233,018	27,998,208	4,136,632	649,049,152
Fidelity Series Opportunistic Insights Fund Class F	21,569,666	579,321	1,575,760	--	20,596,635
Fidelity Series Real Estate Equity Fund Class F	3,978,373	125,231	320,982	18,356	3,955,105
Fidelity Series Real Estate Income Fund Class F	8,081,761	297,012	267,728	103,983	8,324,683
Fidelity Series Short-Term Credit Fund Class F	148,850,113	8,852,395	4,603,391	401,206	153,859,808
Fidelity Series Small Cap Discovery Fund Class F	5,586,013	164,922	216,549	9,927	5,533,744
Fidelity Series Small Cap Opportunities Fund Class F	17,349,348	465,730	1,527,219	--	16,710,307
Fidelity Series Stock Selector Large Cap Value Fund Class F	28,683,670	717,088	1,950,016	--	28,411,497
Total	$1,668,956,912	$344,301,097	$350,507,730	$6,194,086	$1,689,135,102

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $1,638,351,187. Net unrealized appreciation aggregated $50,783,915, of which $70,063,622 related to appreciated investment securities and $19,279,707 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2025 Fund

June 30, 2016

F25-QTLY-0816
1.818369.111

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 47.6%
	Shares	Value
Fidelity Series 100 Index Fund (a)	10,391,733	$142,886,334
Fidelity Series 1000 Value Index Fund (a)	7,747,401	83,671,931
Fidelity Series All-Sector Equity Fund (a)	34,810,769	447,318,383
Fidelity Series Blue Chip Growth Fund (a)	28,452,461	305,863,956
Fidelity Series Commodity Strategy Fund (a)(b)	24,858,089	137,216,654
Fidelity Series Equity-Income Fund (a)	52,085,423	617,212,261
Fidelity Series Growth & Income Fund (a)	36,528,155	459,158,908
Fidelity Series Growth Company Fund (a)	43,508,896	535,159,423
Fidelity Series Intrinsic Opportunities Fund (a)	25,116,229	357,655,104
Fidelity Series Opportunistic Insights Fund (a)	20,498,526	298,458,544
Fidelity Series Real Estate Equity Fund (a)	3,814,379	56,300,232
Fidelity Series Small Cap Discovery Fund (a)	8,012,119	79,960,951
Fidelity Series Small Cap Opportunities Fund (a)	19,621,835	242,918,317
Fidelity Series Stock Selector Large Cap Value Fund (a)	35,887,872	409,839,496
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,662,911,778)		4,173,620,494

International Equity Funds - 22.6%
Fidelity Series Emerging Markets Fund (a)	45,336,723	693,651,863
Fidelity Series International Growth Fund (a)	42,860,689	578,619,298
Fidelity Series International Small Cap Fund (a)	9,106,542	132,409,121
Fidelity Series International Value Fund (a)	63,763,855	572,599,421
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,903,770,761)		1,977,279,703

Bond Funds - 25.2%
Fidelity Series Emerging Markets Debt Fund (a)	5,858,886	58,706,038
Fidelity Series Floating Rate High Income Fund (a)	2,400,790	22,111,277
Fidelity Series High Income Fund (a)	29,718,107	266,274,239
Fidelity Series Inflation-Protected Bond Index Fund (a)	4,451,549	44,560,010
Fidelity Series Investment Grade Bond Fund (a)	154,064,393	1,776,362,454
Fidelity Series Real Estate Income Fund (a)	4,007,795	44,767,066
TOTAL BOND FUNDS
(Cost $2,199,703,442)		2,212,781,084

Short-Term Funds - 4.6%
Fidelity Series Government Money Market Fund 0.25%(a)(c)	260,606,059	260,606,059
Fidelity Series Short-Term Credit Fund (a)	13,809,617	138,648,550
TOTAL SHORT-TERM FUNDS
(Cost $398,573,843)		399,254,609
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $8,164,959,824)		8,762,935,890
NET OTHER ASSETS (LIABILITIES) - 0.0%		6,915
NET ASSETS - 100%		$8,762,942,805

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 0.46%	$238,137,551	$675,035	$238,812,586	$108,225	$--
Fidelity Series 100 Index Fund	146,188,368	1,378,871	7,901,091	--	142,886,334
Fidelity Series 1000 Value Index Fund	82,337,547	1,201,038	3,586,009	--	83,671,931
Fidelity Series All-Sector Equity Fund	460,925,445	4,539,355	27,563,531	--	447,318,383
Fidelity Series Blue Chip Growth Fund	319,529,991	3,439,573	14,565,264	--	305,863,956
Fidelity Series Commodity Strategy Fund	109,096,257	15,450,861	1,771,636	--	137,216,654
Fidelity Series Emerging Markets Debt Fund	55,632,589	1,203,236	1,239,234	797,141	58,706,038
Fidelity Series Emerging Markets Fund	680,135,524	5,225,187	10,381,753	--	693,651,863
Fidelity Series Equity-Income Fund	619,041,557	7,752,370	29,399,251	2,265,046	617,212,261
Fidelity Series Floating Rate High Income Fund	21,632,550	416,805	492,339	231,938	22,111,277
Fidelity Series Government Money Market Fund 0.25%	--	262,415,308	1,809,250	69,607	260,606,059
Fidelity Series Growth & Income Fund	474,840,979	6,645,742	28,161,379	2,561,836	459,158,908
Fidelity Series Growth Company Fund	568,362,490	26	38,012,002	--	535,159,423
Fidelity Series High Income Fund	259,524,335	3,739,795	5,647,235	3,739,796	266,274,239
Fidelity Series Inflation-Protected Bond Index Fund	44,976,916	315,784	1,316,091	10,755	44,560,010
Fidelity Series International Growth Fund	572,051,099	16,055,269	17,425,969	--	578,619,298
Fidelity Series International Small Cap Fund	136,919,217	5,846,856	5,889,734	--	132,409,121
Fidelity Series International Value Fund	567,793,738	33,175,379	19,323,781	--	572,599,421
Fidelity Series Intrinsic Opportunities Fund	351,164,778	3,989,275	--	--	357,655,104
Fidelity Series Investment Grade Bond Fund	1,732,464,364	47,789,106	39,502,038	10,935,290	1,776,362,454
Fidelity Series Opportunistic Insights Fund	308,578,024	4,874,856	15,434,658	--	298,458,544
Fidelity Series Real Estate Equity Fund	56,916,724	2,404,101	5,691,161	249,401	56,300,232
Fidelity Series Real Estate Income Fund	43,692,299	868,223	964,018	549,291	44,767,066
Fidelity Series Short-Term Credit Fund	127,434,820	12,689,482	2,147,174	320,186	138,648,550
Fidelity Series Small Cap Discovery Fund	82,017,994	762,603	2,927,726	104,999	79,960,951
Fidelity Series Small Cap Opportunities Fund	248,196,395	2,132,651	13,456,579	--	242,918,317
Fidelity Series Stock Selector Large Cap Value Fund	409,985,984	3,622,407	17,774,449	--	409,839,496
Total	$8,717,577,535	$448,609,194	$551,195,938	$21,943,511	$8,762,935,890

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $8,181,569,198. Net unrealized appreciation aggregated $581,366,692, of which $768,610,558 related to appreciated investment securities and $187,243,866 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2060 Fund

June 30, 2016

F60-QTLY-0816
1.9858340.101

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	90,912	$1,250,036
Fidelity Series 1000 Value Index Fund (a)	67,830	732,560
Fidelity Series All-Sector Equity Fund (a)	309,200	3,973,226
Fidelity Series Blue Chip Growth Fund (a)	252,984	2,719,576
Fidelity Series Commodity Strategy Fund (a)(b)	162,580	897,443
Fidelity Series Equity-Income Fund (a)	462,039	5,475,166
Fidelity Series Growth & Income Fund (a)	324,424	4,078,010
Fidelity Series Growth Company Fund (a)	374,712	4,608,957
Fidelity Series Intrinsic Opportunities Fund (a)	223,227	3,178,754
Fidelity Series Opportunistic Insights Fund (a)	182,381	2,655,470
Fidelity Series Real Estate Equity Fund (a)	34,650	511,434
Fidelity Series Small Cap Discovery Fund (a)	71,286	711,433
Fidelity Series Small Cap Opportunities Fund (a)	174,282	2,157,615
Fidelity Series Stock Selector Large Cap Value Fund (a)	318,666	3,639,165
TOTAL DOMESTIC EQUITY FUNDS
(Cost $36,882,440)		36,588,845

International Equity Funds - 30.0%
Fidelity Series Emerging Markets Fund (a)	357,733	5,473,310
Fidelity Series International Growth Fund (a)	385,340	5,202,087
Fidelity Series International Small Cap Fund (a)	83,240	1,210,315
Fidelity Series International Value Fund (a)	573,287	5,148,121
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $17,392,514)		17,033,833

Bond Funds - 5.5%
Fidelity Series Emerging Markets Debt Fund (a)	36,681	367,540
Fidelity Series Floating Rate High Income Fund (a)	15,638	144,026
Fidelity Series High Income Fund (a)	190,937	1,710,796
Fidelity Series Inflation-Protected Bond Index Fund (a)	28,887	289,159
Fidelity Series Investment Grade Bond Fund (a)	26,405	304,451
Fidelity Series Real Estate Income Fund (a)	25,171	281,155
TOTAL BOND FUNDS
(Cost $3,082,561)		3,097,127

Short-Term Funds - 0.0%
Fidelity Series Government Money Market Fund 0.25% (a)(c)	18,194	18,194
Fidelity Series Short-Term Credit Fund (a)	979	9,832
TOTAL SHORT-TERM FUNDS
(Cost $27,929)		28,026
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $57,385,444)		56,747,831
NET OTHER ASSETS (LIABILITIES) - 0.0%		9
NET ASSETS - 100%		$56,747,840

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 0.46%	$15,226	$1,084	$16,310	$8	$--
Fidelity Series 100 Index Fund	1,065,389	257,663	99,631	--	1,250,036
Fidelity Series 1000 Value Index Fund	600,067	146,640	44,680	--	732,560
Fidelity Series All-Sector Equity Fund	3,360,238	796,565	259,404	--	3,973,226
Fidelity Series Blue Chip Growth Fund	2,329,980	573,133	160,004	--	2,719,576
Fidelity Series Commodity Strategy Fund	599,775	235,958	23,914	--	897,443
Fidelity Series Emerging Markets Debt Fund	291,446	68,415	10,545	4,604	367,540
Fidelity Series Emerging Markets Fund	4,408,339	1,023,464	108,742	--	5,473,310
Fidelity Series Equity-Income Fund	4,511,205	1,113,606	313,636	16,965	5,475,166
Fidelity Series Floating Rate High Income Fund	116,942	28,291	4,336	1,385	144,026
Fidelity Series Government Money Market Fund 0.25%	--	18,378	183	5	18,194
Fidelity Series Growth & Income Fund	3,460,251	850,945	278,185	19,186	4,078,010
Fidelity Series Growth Company Fund	3,844,502	789,004	62,174	--	4,608,957
Fidelity Series High Income Fund	1,396,867	314,026	49,288	22,162	1,710,796
Fidelity Series Inflation-Protected Bond Index Fund	239,066	54,762	8,379	64	289,159
Fidelity Series International Growth Fund	4,249,514	1,044,711	156,486	--	5,202,087
Fidelity Series International Small Cap Fund	987,001	296,039	35,897	--	1,210,315
Fidelity Series International Value Fund	4,214,335	1,176,345	156,600	--	5,148,121
Fidelity Series Intrinsic Opportunities Fund	2,826,265	613,853	284,718	--	3,178,754
Fidelity Series Investment Grade Bond Fund	235,123	84,717	20,742	1,609	304,451
Fidelity Series Opportunistic Insights Fund	2,248,924	558,648	153,760	--	2,655,470
Fidelity Series Real Estate Equity Fund	414,734	105,251	32,163	2,052	511,434
Fidelity Series Real Estate Income Fund	229,340	53,222	8,277	3,265	281,155
Fidelity Series Short-Term Credit Fund	8,218	2,625	1,061	23	9,832
Fidelity Series Small Cap Discovery Fund	601,342	149,760	39,923	892	711,433
Fidelity Series Small Cap Opportunities Fund	1,808,818	440,017	141,701	--	2,157,615
Fidelity Series Stock Selector Large Cap Value Fund	2,941,925	739,519	155,290	--	3,639,165
Total	$47,004,832	$11,536,641	$2,626,029	$72,220	$56,747,831

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $57,871,691. Net unrealized depreciation aggregated $1,123,860, of which $1,288,185 related to appreciated investment securities and $2,412,045 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2055 Fund

June 30, 2016

FF55-QTLY-0816
1.927051.105

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	1,116,151	$15,347,078
Fidelity Series 1000 Value Index Fund (a)	832,875	8,995,047
Fidelity Series All-Sector Equity Fund (a)	3,737,350	48,024,942
Fidelity Series Blue Chip Growth Fund (a)	3,055,632	32,848,046
Fidelity Series Commodity Strategy Fund (a)(b)	2,000,559	11,043,087
Fidelity Series Equity-Income Fund (a)	5,589,564	66,236,335
Fidelity Series Growth & Income Fund (a)	3,921,657	49,295,222
Fidelity Series Growth Company Fund (a)	4,630,236	56,951,899
Fidelity Series Intrinsic Opportunities Fund (a)	2,711,858	38,616,854
Fidelity Series Opportunistic Insights Fund (a)	2,201,064	32,047,493
Fidelity Series Real Estate Equity Fund (a)	410,086	6,052,871
Fidelity Series Small Cap Discovery Fund (a)	859,799	8,580,793
Fidelity Series Small Cap Opportunities Fund (a)	2,105,191	26,062,262
Fidelity Series Stock Selector Large Cap Value Fund (a)	3,852,989	44,001,130
TOTAL DOMESTIC EQUITY FUNDS
(Cost $429,106,530)		444,103,059

International Equity Funds - 30.0%
Fidelity Series Emerging Markets Fund (a)	4,335,359	66,330,987
Fidelity Series International Growth Fund (a)	4,672,814	63,082,991
Fidelity Series International Small Cap Fund (a)	1,008,021	14,656,628
Fidelity Series International Value Fund (a)	6,951,898	62,428,041
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $213,451,473)		206,498,647

Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund (a)	460,693	4,616,143
Fidelity Series Floating Rate High Income Fund (a)	189,795	1,748,014
Fidelity Series High Income Fund (a)	2,243,319	20,100,134
Fidelity Series Inflation-Protected Bond Index Fund (a)	366,276	3,666,423
Fidelity Series Investment Grade Bond Fund (a)	320,348	3,693,612
Fidelity Series Real Estate Income Fund (a)	314,979	3,518,312
TOTAL BOND FUNDS
(Cost $39,116,422)		37,342,638

Short-Term Funds - 0.1%
Fidelity Series Government Money Market Fund 0.25%(a)(c)	221,057	221,057
Fidelity Series Short-Term Credit Fund (a)	11,871	119,181
TOTAL SHORT-TERM FUNDS
(Cost $339,301)		340,238
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $682,013,726)		688,284,582
NET OTHER ASSETS (LIABILITIES) - 0.0%		65
NET ASSETS - 100%		$688,284,647

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 0.46%	$210,997	$4,654	$215,651	$100	$--
Fidelity Series 100 Index Fund	14,712,348	1,194,446	894,625	--	15,347,078
Fidelity Series 1000 Value Index Fund	8,286,576	683,263	363,165	--	8,995,047
Fidelity Series All-Sector Equity Fund	46,395,718	3,764,956	3,112,562	--	48,024,942
Fidelity Series Blue Chip Growth Fund	32,164,948	2,696,930	1,732,614	--	32,848,046
Fidelity Series Commodity Strategy Fund	8,354,063	1,782,047	249,982	--	11,043,087
Fidelity Series Emerging Markets Debt Fund	4,154,621	352,554	130,712	61,295	4,616,143
Fidelity Series Emerging Markets Fund	60,995,120	4,835,269	1,278,473	--	66,330,987
Fidelity Series Equity-Income Fund	62,262,981	5,130,203	3,234,697	229,716	66,236,335
Fidelity Series Floating Rate High Income Fund	1,616,113	142,214	52,358	17,860	1,748,014
Fidelity Series Government Money Market Fund 0.25%	--	223,740	2,683	58	221,057
Fidelity Series Growth & Income Fund	47,784,000	3,974,288	3,060,087	259,940	49,295,222
Fidelity Series Growth Company Fund	55,485,371	3,182,736	2,206,818	--	56,951,899
Fidelity Series High Income Fund	18,935,916	1,121,213	591,321	276,082	20,100,134
Fidelity Series Inflation-Protected Bond Index Fund	3,353,582	352,138	84,937	828	3,666,423
Fidelity Series International Growth Fund	58,632,856	5,497,377	1,882,550	--	63,082,991
Fidelity Series International Small Cap Fund	13,739,803	1,843,790	468,210	--	14,656,628
Fidelity Series International Value Fund	58,203,786	7,146,700	1,913,861	--	62,428,041
Fidelity Series Intrinsic Opportunities Fund	36,795,620	2,740,120	1,177,028	--	38,616,854
Fidelity Series Investment Grade Bond Fund	3,249,947	502,158	126,931	20,945	3,693,612
Fidelity Series Opportunistic Insights Fund	31,055,536	2,566,464	1,610,863	--	32,047,493
Fidelity Series Real Estate Equity Fund	5,727,324	517,432	469,810	25,615	6,052,871
Fidelity Series Real Estate Income Fund	3,259,636	270,086	101,803	42,368	3,518,312
Fidelity Series Short-Term Credit Fund	112,925	15,152	9,511	289	119,181
Fidelity Series Small Cap Discovery Fund	8,227,953	696,895	351,123	11,032	8,580,793
Fidelity Series Small Cap Opportunities Fund	24,975,909	1,954,745	1,504,306	--	26,062,262
Fidelity Series Stock Selector Large Cap Value Fund	40,927,588	3,370,763	1,744,172	--	44,001,130
Total	$649,621,237	$56,562,333	$28,570,853	$946,128	$688,284,582

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $687,116,654. Net unrealized appreciation aggregated $1,167,928, of which $30,393,050 related to appreciated investment securities and $29,225,122 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2050 Fund

June 30, 2016

F50-QTLY-0816
1.833437.110

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	3,887,909	$53,458,745
Fidelity Series 1000 Value Index Fund (a)	2,911,579	31,445,056
Fidelity Series All-Sector Equity Fund (a)	13,043,161	167,604,613
Fidelity Series Blue Chip Growth Fund (a)	10,667,852	114,679,405
Fidelity Series Commodity Strategy Fund (a)(b)	6,954,754	38,390,240
Fidelity Series Equity-Income Fund (a)	19,511,604	231,212,511
Fidelity Series Growth & Income Fund (a)	13,686,702	172,041,847
Fidelity Series Growth Company Fund (a)	16,282,243	200,271,584
Fidelity Series Intrinsic Opportunities Fund (a)	9,446,354	134,516,080
Fidelity Series Opportunistic Insights Fund (a)	7,678,253	111,795,362
Fidelity Series Real Estate Equity Fund (a)	1,422,251	20,992,430
Fidelity Series Small Cap Discovery Fund (a)	3,000,427	29,944,258
Fidelity Series Small Cap Opportunities Fund (a)	7,351,008	91,005,476
Fidelity Series Stock Selector Large Cap Value Fund (a)	13,445,630	153,549,095
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,333,705,716)		1,550,906,702

International Equity Funds - 30.0%
Fidelity Series Emerging Markets Fund (a)	15,087,099	230,832,607
Fidelity Series International Growth Fund (a)	16,321,083	220,334,619
Fidelity Series International Small Cap Fund (a)	3,520,479	51,187,770
Fidelity Series International Value Fund (a)	24,281,778	218,050,365
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $687,028,562)		720,405,361

Bond Funds - 5.5%
Fidelity Series Emerging Markets Debt Fund (a)	1,625,319	16,285,694
Fidelity Series Floating Rate High Income Fund (a)	671,344	6,183,078
Fidelity Series High Income Fund (a)	7,950,473	71,236,240
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,260,633	12,618,938
Fidelity Series Investment Grade Bond Fund (a)	1,119,130	12,903,564
Fidelity Series Real Estate Income Fund (a)	1,118,724	12,496,146
TOTAL BOND FUNDS
(Cost $138,800,563)		131,723,660

Short-Term Funds - 0.0%
Fidelity Series Government Money Market Fund 0.25%(a)(c)	769,611	769,611
Fidelity Series Short-Term Credit Fund (a)	41,464	416,300
TOTAL SHORT-TERM FUNDS
(Cost $1,182,891)		1,185,911
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,160,717,732)		2,404,221,634
NET OTHER ASSETS (LIABILITIES) - 0.0%		(63)
NET ASSETS - 100%		$2,404,221,571

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 0.46%	$768,326	$6,212	$774,538	$354	$--
Fidelity Series 100 Index Fund	53,463,025	1,807,640	2,997,843	--	53,458,745
Fidelity Series 1000 Value Index Fund	30,118,880	1,060,501	1,112,499	--	31,445,056
Fidelity Series All-Sector Equity Fund	168,611,304	5,768,367	10,246,889	--	167,604,613
Fidelity Series Blue Chip Growth Fund	116,880,898	4,513,055	5,753,043	--	114,679,405
Fidelity Series Commodity Strategy Fund	30,135,468	5,007,175	759,489	--	38,390,240
Fidelity Series Emerging Markets Debt Fund	15,230,843	607,513	410,233	219,732	16,285,694
Fidelity Series Emerging Markets Fund	221,677,165	6,621,649	3,680,737	--	230,832,607
Fidelity Series Equity-Income Fund	226,287,224	7,920,596	10,349,781	830,602	231,212,511
Fidelity Series Floating Rate High Income Fund	5,970,275	223,929	164,854	64,444	6,183,078
Fidelity Series Government Money Market Fund	--	777,553	7,942	206	769,611
Fidelity Series Growth & Income Fund	173,686,957	6,102,451	9,891,846	940,037	172,041,847
Fidelity Series Growth Company Fund	207,316,024	409,560	9,224,478	--	200,271,584
Fidelity Series High Income Fund	69,754,881	1,002,537	1,849,984	1,002,511	71,236,240
Fidelity Series Inflation-Protected Bond Index Fund	12,038,210	685,680	264,044	2,912	12,618,938
Fidelity Series International Growth Fund	213,030,573	10,152,454	5,843,789	--	220,334,619
Fidelity Series International Small Cap Fund	49,948,269	4,427,253	1,574,464	--	51,187,770
Fidelity Series International Value Fund	211,476,024	16,330,067	6,291,757	--	218,050,365
Fidelity Series Intrinsic Opportunities Fund	129,645,600	3,939,066	--	--	134,516,080
Fidelity Series Investment Grade Bond Fund	11,823,820	1,751,398	911,885	73,773	12,903,564
Fidelity Series Opportunistic Insights Fund	112,623,958	5,148,303	6,124,668	--	111,795,362
Fidelity Series Real Estate Equity Fund	20,817,173	1,243,784	2,045,601	92,094	20,992,430
Fidelity Series Real Estate Income Fund	12,035,472	456,601	321,170	152,300	12,496,146
Fidelity Series Short-Term Credit Fund	410,011	29,442	25,296	1,018	416,300
Fidelity Series Small Cap Discovery Fund	29,925,715	1,069,772	1,086,358	38,802	29,944,258
Fidelity Series Small Cap Opportunities Fund	90,607,109	2,713,335	4,564,482	--	91,005,476
Fidelity Series Stock Selector Large Cap Value Fund	149,097,910	4,586,274	5,293,015	--	153,549,095
Total	$2,363,381,114	$94,362,167	$91,570,685	$3,418,785	$2,404,221,634

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $2,171,108,774. Net unrealized appreciation aggregated $233,112,860, of which $294,693,740 related to appreciated investment securities and $61,580,880 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2010 Fund

June 30, 2016

F10-QTLY-0816
1.818356.111

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	3,390,995	$46,626,182
Fidelity Series 1000 Value Index Fund (a)	2,523,109	27,249,581
Fidelity Series All-Sector Equity Fund (a)	11,358,872	145,961,509
Fidelity Series Blue Chip Growth Fund (a)	9,292,291	99,892,126
Fidelity Series Commodity Strategy Fund (a)(b)	12,172,185	67,190,459
Fidelity Series Equity-Income Fund (a)	17,008,416	201,549,731
Fidelity Series Growth & Income Fund (a)	11,919,218	149,824,570
Fidelity Series Growth Company Fund (a)	14,275,209	175,585,076
Fidelity Series Intrinsic Opportunities Fund (a)	8,279,039	117,893,511
Fidelity Series Opportunistic Insights Fund (a)	6,688,962	97,391,282
Fidelity Series Real Estate Equity Fund (a)	1,244,883	18,374,470
Fidelity Series Small Cap Discovery Fund (a)	2,609,521	26,043,018
Fidelity Series Small Cap Opportunities Fund (a)	6,406,471	79,312,107
Fidelity Series Stock Selector Large Cap Value Fund (a)	11,710,096	133,729,300
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,222,613,607)		1,386,622,922

International Equity Funds - 16.0%
Fidelity Series Emerging Markets Fund (a)	17,858,601	273,236,596
Fidelity Series International Growth Fund (a)	13,575,564	183,270,110
Fidelity Series International Small Cap Fund (a)	2,729,712	39,690,005
Fidelity Series International Value Fund (a)	20,195,829	181,358,548
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $667,919,697)		677,555,259

Bond Funds - 37.7%
Fidelity Series Emerging Markets Debt Fund (a)	2,816,066	28,216,984
Fidelity Series Floating Rate High Income Fund (a)	1,150,279	10,594,069
Fidelity Series High Income Fund (a)	14,465,949	129,614,902
Fidelity Series Inflation-Protected Bond Index Fund (a)	11,308,184	113,194,922
Fidelity Series Investment Grade Bond Fund (a)	111,788,998	1,288,927,147
Fidelity Series Real Estate Income Fund (a)	1,900,134	21,224,494
TOTAL BOND FUNDS
(Cost $1,596,139,368)		1,591,772,518

Short-Term Funds - 13.4%
Fidelity Series Government Money Market Fund 0.25% (a)	367,145,736	367,145,736
Fidelity Series Short-Term Credit Fund (a)	19,672,498	197,511,882
TOTAL SHORT-TERM FUNDS
(Cost $563,646,466)		564,657,618
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $4,050,319,138)		4,220,608,317
NET OTHER ASSETS (LIABILITIES) - 0.0%		(532)
NET ASSETS - 100%		$4,220,607,785

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 0.46%	$333,794,019	$27,558,867	$361,352,886	$152,237	$--
Fidelity Series 100 Index Fund	48,848,820	22,504	3,297,909	--	46,626,182
Fidelity Series 1000 Value Index Fund	27,512,386	12,628	1,493,425	--	27,249,581
Fidelity Series All-Sector Equity Fund	154,011,522	70,893	11,208,716	--	145,961,509
Fidelity Series Blue Chip Growth Fund	106,766,081	48,953	6,075,948	--	99,892,126
Fidelity Series Commodity Strategy Fund	52,237,192	9,846,996	1,644,225	--	67,190,459
Fidelity Series Emerging Markets Debt Fund	27,178,382	395,463	856,767	385,163	28,216,984
Fidelity Series Emerging Markets Fund	269,058,869	3,148,185	6,300,376	--	273,236,596
Fidelity Series Equity-Income Fund	206,852,207	850,199	12,669,427	754,990	201,549,731
Fidelity Series Floating Rate High Income Fund	10,436,653	234,685	342,615	110,934	10,594,069
Fidelity Series Government Money Market Fund 0.25%	--	372,765,206	5,619,470	102,887	367,145,736
Fidelity Series Growth & Income Fund	158,669,435	927,003	11,700,402	853,930	149,824,570
Fidelity Series Growth Company Fund	190,226,232	--	16,179,756	--	175,585,076
Fidelity Series High Income Fund	127,505,770	1,824,056	3,947,543	1,824,054	129,614,902
Fidelity Series Inflation-Protected Bond Index Fund	114,095,136	1,411,532	3,784,659	27,246	113,194,922
Fidelity Series International Growth Fund	184,198,204	5,361,342	8,842,254	--	183,270,110
Fidelity Series International Small Cap Fund	45,080,936	16,875	4,037,589	--	39,690,005
Fidelity Series International Value Fund	182,795,955	10,754,998	9,404,458	--	181,358,548
Fidelity Series Intrinsic Opportunities Fund	119,860,088	54,535	2,877,020	--	117,893,511
Fidelity Series Investment Grade Bond Fund	1,342,465,122	8,632,306	88,461,520	8,111,814	1,288,927,147
Fidelity Series Opportunistic Insights Fund	103,110,321	47,393	5,906,231	--	97,391,282
Fidelity Series Real Estate Equity Fund	19,018,140	182,566	1,671,257	80,080	18,374,470
Fidelity Series Real Estate Income Fund	21,066,095	269,701	667,838	261,571	21,224,494
Fidelity Series Short-Term Credit Fund	179,323,503	23,672,163	6,463,768	464,590	197,511,882
Fidelity Series Small Cap Discovery Fund	27,125,610	108,571	1,226,900	34,121	26,043,018
Fidelity Series Small Cap Opportunities Fund	82,937,621	38,027	5,641,504	--	79,312,107
Fidelity Series Stock Selector Large Cap Value Fund	136,996,500	71,909	7,946,219	--	133,729,300
Total	$4,271,170,799	$468,327,556	$589,620,682	$13,163,617	$4,220,608,317

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $4,062,706,703. Net unrealized appreciation aggregated $157,901,614, of which $254,765,499 related to appreciated investment securities and $96,863,885 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2005 Fund

June 30, 2016

F05-QTLY-0816
1.818352.111

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 26.7%
	Shares	Value
Fidelity Series 100 Index Fund (a)	381,081	$5,239,859
Fidelity Series 1000 Value Index Fund (a)	284,086	3,068,131
Fidelity Series All-Sector Equity Fund (a)	1,270,744	16,329,056
Fidelity Series Blue Chip Growth Fund (a)	1,043,399	11,216,543
Fidelity Series Commodity Strategy Fund (a)(b)	1,704,321	9,407,851
Fidelity Series Equity-Income Fund (a)	1,902,734	22,547,399
Fidelity Series Growth & Income Fund (a)	1,333,361	16,760,342
Fidelity Series Growth Company Fund (a)	1,584,456	19,488,805
Fidelity Series Intrinsic Opportunities Fund (a)	921,393	13,120,631
Fidelity Series Opportunistic Insights Fund (a)	749,070	10,906,457
Fidelity Series Real Estate Equity Fund (a)	141,321	2,085,892
Fidelity Series Small Cap Discovery Fund (a)	293,570	2,929,830
Fidelity Series Small Cap Opportunities Fund (a)	719,538	8,907,875
Fidelity Series Stock Selector Large Cap Value Fund (a)	1,310,320	14,963,859
TOTAL DOMESTIC EQUITY FUNDS
(Cost $145,836,503)		156,972,530

International Equity Funds - 13.2%
Fidelity Series Emerging Markets Fund (a)	2,166,085	33,141,099
Fidelity Series International Growth Fund (a)	1,497,808	20,220,412
Fidelity Series International Small Cap Fund (a)	296,325	4,308,560
Fidelity Series International Value Fund (a)	2,227,865	20,006,229
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $78,265,932)		77,676,300

Bond Funds - 41.8%
Fidelity Series Emerging Markets Debt Fund (a)	388,760	3,895,371
Fidelity Series Floating Rate High Income Fund (a)	160,560	1,478,754
Fidelity Series High Income Fund (a)	1,988,280	17,814,989
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,953,672	19,556,254
Fidelity Series Investment Grade Bond Fund (a)	17,378,444	200,373,462
Fidelity Series Real Estate Income Fund (a)	262,465	2,931,736
TOTAL BOND FUNDS
(Cost $247,180,629)		246,050,566

Short-Term Funds - 18.3%
Fidelity Series Government Money Market Fund 0.25% (a)(c)	70,271,586	70,271,586
Fidelity Series Short-Term Credit Fund (a)	3,765,858	37,809,213
TOTAL SHORT-TERM FUNDS
(Cost $107,879,663)		108,080,799
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $579,162,727)		588,780,195
NET OTHER ASSETS (LIABILITIES) - 0.0%		283
NET ASSETS - 100%		$588,780,478

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 0.46%	$65,892,539	$2,322,591	$68,215,130	$29,256	$--
Fidelity Series 100 Index Fund	5,365,127	99,996	342,461	--	5,239,859
Fidelity Series 1000 Value Index Fund	3,021,695	57,280	146,026	--	3,068,131
Fidelity Series All-Sector Equity Fund	16,915,125	316,372	1,244,246	--	16,329,056
Fidelity Series Blue Chip Growth Fund	11,726,340	224,580	639,510	--	11,216,543
Fidelity Series Commodity Strategy Fund	7,120,211	1,497,161	141,428	--	9,407,851
Fidelity Series Emerging Markets Debt Fund	3,664,088	118,550	91,855	52,326	3,895,371
Fidelity Series Emerging Markets Fund	31,847,587	946,070	546,985	--	33,141,099
Fidelity Series Equity-Income Fund	22,718,658	510,426	1,404,431	82,761	22,547,399
Fidelity Series Floating Rate High Income Fund	1,436,893	42,665	37,368	15,351	1,478,754
Fidelity Series Government Money Market Fund 0.25%	--	70,665,626	394,040	19,507	70,271,586
Fidelity Series Growth & Income Fund	17,427,013	418,251	1,296,250	93,608	16,760,342
Fidelity Series Growth Company Fund	20,895,964	22,489	1,597,469	--	19,488,805
Fidelity Series High Income Fund	17,336,181	326,147	421,935	248,685	17,814,989
Fidelity Series Inflation-Protected Bond Index Fund	19,260,452	536,406	494,508	4,635	19,556,254
Fidelity Series International Growth Fund	19,580,892	1,220,020	860,250	--	20,220,412
Fidelity Series International Small Cap Fund	4,823,384	78,202	445,716	--	4,308,560
Fidelity Series International Value Fund	19,429,842	1,798,249	917,492	--	20,006,229
Fidelity Series Intrinsic Opportunities Fund	13,249,891	245,559	471,041	--	13,120,631
Fidelity Series Investment Grade Bond Fund	200,158,154	4,959,131	8,764,406	1,234,560	200,373,462
Fidelity Series Opportunistic Insights Fund	11,324,594	210,861	644,038	--	10,906,457
Fidelity Series Real Estate Equity Fund	2,088,673	69,797	168,801	8,925	2,085,892
Fidelity Series Real Estate Income Fund	2,839,983	87,403	71,546	35,682	2,931,736
Fidelity Series Short-Term Credit Fund	35,463,434	3,098,406	939,074	88,557	37,809,213
Fidelity Series Small Cap Discovery Fund	2,985,525	62,762	121,587	3,801	2,929,830
Fidelity Series Small Cap Opportunities Fund	9,109,662	170,170	591,020	--	8,907,875
Fidelity Series Stock Selector Large Cap Value Fund	15,046,600	283,767	876,798	--	14,963,859
Total	$580,728,507	$90,388,937	$91,885,411	$1,917,654	$588,780,195

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $581,428,805. Net unrealized appreciation aggregated $7,351,390, of which $22,596,503 related to appreciated investment securities and $15,245,113 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2015 Fund

June 30, 2016

AFF15-QTLY-0816
1.818355.111

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 39.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	4,581,174	$49,614,114
Fidelity Advisor Series Equity-Income Fund (a)	7,583,897	89,793,345
Fidelity Advisor Series Growth & Income Fund (a)	4,970,369	61,881,089
Fidelity Advisor Series Growth Opportunities Fund (a)	3,165,091	32,220,629
Fidelity Advisor Series Opportunistic Insights Fund (a)	3,171,798	46,022,785
Fidelity Advisor Series Small Cap Fund (a)	2,432,235	24,760,149
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	5,187,735	59,970,214
Fidelity Series 100 Index Fund (a)	1,993,498	27,410,597
Fidelity Series 1000 Value Index Fund (a)	932,036	10,065,990
Fidelity Series All-Sector Equity Fund (a)	4,658,524	59,862,039
Fidelity Series Commodity Strategy Fund (a)(b)	3,852,218	21,264,246
Fidelity Series Real Estate Equity Fund (a)	446,775	6,594,395
Fidelity Series Small Cap Opportunities Fund (a)	2,410,031	29,836,189
TOTAL DOMESTIC EQUITY FUNDS
(Cost $450,429,336)		519,295,781

International Equity Funds - 18.7%
Fidelity Series Emerging Markets Fund (a)	6,182,368	94,590,232
Fidelity Series International Growth Fund (a)	5,163,880	69,712,382
Fidelity Series International Small Cap Fund (a)	1,040,942	15,135,292
Fidelity Series International Value Fund (a)	7,682,920	68,992,623
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $225,751,545)		248,430,529

Bond Funds - 33.3%
Fidelity Series Emerging Markets Debt Fund (a)	883,598	8,853,653
Fidelity Series Floating Rate High Income Fund (a)	364,728	3,359,143
Fidelity Series High Income Fund (a)	4,551,274	40,779,417
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,490,474	24,929,647
Fidelity Series Investment Grade Bond Fund (a)	31,059,398	358,114,861
Fidelity Series Real Estate Income Fund (a)	602,889	6,734,274
TOTAL BOND FUNDS
(Cost $429,847,829)		442,770,995

Short-Term Funds - 8.9%
Fidelity Advisor Series Short-Term Credit Fund (a)	4,135,807	41,564,860
Fidelity Series Government Money Market Fund 0.25% (a)(c)	76,678,887	76,678,887
TOTAL SHORT-TERM FUNDS
(Cost $118,018,057)		118,243,747
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,224,046,767)		1,328,741,052
NET OTHER ASSETS (LIABILITIES) - 0.0%		(283,320)
NET ASSETS - 100%		$1,328,457,732

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$52,081,217	$525,283	$3,635,265	$--	$49,614,114
Fidelity Advisor Series Equity-Income Fund	93,989,623	877,843	7,941,125	431,711	89,793,345
Fidelity Advisor Series Growth & Income Fund	64,935,573	603,105	4,569,338	231,480	61,881,089
Fidelity Advisor Series Growth Opportunities Fund	34,307,299	162,474	1,975,995	--	32,220,629
Fidelity Advisor Series Opportunistic Insights Fund	48,335,419	602,885	3,230,586	--	46,022,785
Fidelity Advisor Series Short-Term Credit Fund	33,225,405	10,125,561	1,991,362	101,887	41,564,860
Fidelity Advisor Series Small Cap Fund	25,995,222	123,921	1,612,526	--	24,760,149
Fidelity Advisor Series Stock Selector Large Cap Value Fund	62,498,286	297,319	4,949,107	--	59,970,214
Fidelity Investments Money Market Portfolio Institutional Class 0.46%	62,275,115	13,818,614	76,093,729	30,367	--
Fidelity Series 100 Index Fund	28,370,577	135,029	1,709,327	--	27,410,597
Fidelity Series 1000 Value Index Fund	10,408,089	49,538	848,892	--	10,065,990
Fidelity Series All-Sector Equity Fund	62,426,562	297,332	4,124,578	--	59,862,039
Fidelity Series Commodity Strategy Fund	16,485,920	3,484,543	826,986	--	21,264,246
Fidelity Series Emerging Markets Debt Fund	8,622,195	162,646	403,561	121,586	8,853,653
Fidelity Series Emerging Markets Fund	94,280,441	1,474,594	3,687,508	--	94,590,232
Fidelity Series Floating Rate High Income Fund	3,384,803	52,676	164,486	35,689	3,359,143
Fidelity Series Government Money Market Fund 0.25%	--	78,829,554	2,150,667	21,616	76,678,887
Fidelity Series High Income Fund	40,726,263	580,467	1,875,144	578,493	40,779,417
Fidelity Series Inflation-Protected Bond Index Fund	25,834,217	132,192	1,360,803	6,060	24,929,647
Fidelity Series International Growth Fund	71,134,041	1,958,714	4,358,692	--	69,712,382
Fidelity Series International Small Cap Fund	17,182,157	81,223	1,605,504	--	15,135,292
Fidelity Series International Value Fund	70,598,819	4,026,588	4,573,685	--	68,992,623
Fidelity Series Investment Grade Bond Fund	386,774,484	4,087,337	40,120,312	2,281,325	358,114,861
Fidelity Series Real Estate Equity Fund	6,517,993	243,746	462,755	28,116	6,594,395
Fidelity Series Real Estate Income Fund	6,756,603	115,346	315,301	83,096	6,734,274
Fidelity Series Small Cap Opportunities Fund	31,376,947	148,722	2,440,968	--	29,836,189
Total	$1,358,523,270	$ 122,997,252	$ 177,028,202	$ 3,951,426	$1,328,741,052

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $1,226,426,474. Net unrealized appreciation aggregated $102,314,578, of which $121,570,335 related to appreciated investment securities and $19,255,757 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2040 Fund

June 30, 2016

AFF40-QTLY-0816
1.818366.111

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.5%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	11,330,206	$122,706,130
Fidelity Advisor Series Equity-Income Fund (a)	18,703,546	221,449,986
Fidelity Advisor Series Growth & Income Fund (a)	12,275,425	152,829,045
Fidelity Advisor Series Growth Opportunities Fund (a)	7,825,369	79,662,258
Fidelity Advisor Series Opportunistic Insights Fund (a)	7,844,121	113,818,195
Fidelity Advisor Series Small Cap Fund (a)	6,011,409	61,196,142
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	12,778,005	147,713,738
Fidelity Series 100 Index Fund (a)	4,890,223	67,240,571
Fidelity Series 1000 Value Index Fund (a)	2,306,579	24,911,053
Fidelity Series All-Sector Equity Fund (a)	11,487,863	147,619,040
Fidelity Series Commodity Strategy Fund (a)(b)	5,573,172	30,763,911
Fidelity Series Real Estate Equity Fund (a)	1,066,943	15,748,073
Fidelity Series Small Cap Opportunities Fund (a)	5,957,846	73,758,132
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,136,920,984)		1,259,416,274

International Equity Funds - 29.9%
Fidelity Series Emerging Markets Fund (a)	12,232,245	187,153,347
Fidelity Series International Growth Fund (a)	13,246,630	178,829,510
Fidelity Series International Small Cap Fund (a)	2,859,718	41,580,301
Fidelity Series International Value Fund (a)	19,708,716	176,984,266
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $551,354,996)		584,547,424

Bond Funds - 5.5%
Fidelity Series Emerging Markets Debt Fund (a)	1,316,856	13,194,895
Fidelity Series Floating Rate High Income Fund (a)	544,309	5,013,085
Fidelity Series High Income Fund (a)	6,648,095	59,566,928
Fidelity Series Inflation-Protected Bond Index Fund (a)	982,477	9,834,595
Fidelity Series Investment Grade Bond Fund (a)	908,453	10,474,468
Fidelity Series Real Estate Income Fund (a)	914,757	10,217,841
TOTAL BOND FUNDS
(Cost $113,595,100)		108,301,812

Short-Term Funds - 0.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	33,663	338,311
Fidelity Series Government Money Market Fund 0.25%(a)(c)	619,051	619,051
TOTAL SHORT-TERM FUNDS
(Cost $954,410)		957,362
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,802,825,490)		1,953,222,872
NET OTHER ASSETS (LIABILITIES) - 0.0%		(393,281)
NET ASSETS - 100%		$1,952,829,591

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$125,636,822	$3,750,752	$8,272,214	$--	$122,706,130
Fidelity Advisor Series Equity-Income Fund	226,721,793	4,844,830	17,137,405	1,044,331	221,449,986
Fidelity Advisor Series Growth & Income Fund	156,637,067	3,408,401	9,465,988	559,958	152,829,045
Fidelity Advisor Series Growth Opportunities Fund	82,751,267	1,446,838	3,872,621	--	79,662,258
Fidelity Advisor Series Opportunistic Insights Fund	116,603,988	3,743,842	7,304,217	--	113,818,195
Fidelity Advisor Series Short-Term Credit Fund	343,943	18,091	25,433	891	338,311
Fidelity Advisor Series Small Cap Fund	62,710,603	1,117,730	3,271,585	--	61,196,142
Fidelity Advisor Series Stock Selector Large Cap Value Fund	150,765,280	2,530,341	10,793,992	--	147,713,738
Fidelity Investments Money Market Portfolio Institutional Class 0.46%	637,976	4,044	642,020	293	--
Fidelity Series 100 Index Fund	68,412,543	1,478,850	4,162,955	--	67,240,571
Fidelity Series 1000 Value Index Fund	25,108,173	441,218	1,763,359	--	24,911,053
Fidelity Series All-Sector Equity Fund	150,620,273	2,995,453	9,111,516	--	147,619,040
Fidelity Series Commodity Strategy Fund	24,782,917	3,950,281	1,201,908	--	30,763,911
Fidelity Series Emerging Markets Debt Fund	12,674,931	393,765	574,529	180,616	13,194,895
Fidelity Series Emerging Markets Fund	184,469,900	4,430,375	6,742,534	--	187,153,347
Fidelity Series Floating Rate High Income Fund	4,976,765	140,627	232,045	53,036	5,013,085
Fidelity Series Government Money Market Fund 0.25%	--	638,364	19,313	168	619,051
Fidelity Series High Income Fund	59,336,074	921,700	2,663,944	845,706	59,566,928
Fidelity Series Inflation-Protected Bond Index Fund	9,869,433	267,239	427,836	2,352	9,834,595
Fidelity Series International Growth Fund	177,401,409	6,880,493	7,948,265	--	178,829,510
Fidelity Series International Small Cap Fund	41,596,824	3,317,384	2,036,980	--	41,580,301
Fidelity Series International Value Fund	176,107,756	11,965,842	8,321,574	--	176,984,266
Fidelity Series Investment Grade Bond Fund	9,855,886	933,970	513,286	61,291	10,474,468
Fidelity Series Real Estate Equity Fund	15,721,138	647,541	1,340,730	67,959	15,748,073
Fidelity Series Real Estate Income Fund	10,107,601	292,944	451,701	125,484	10,217,841
Fidelity Series Small Cap Opportunities Fund	75,681,434	1,322,924	5,122,450	--	73,758,132
Total	$1,969,531,796	$61,883,839	$113,420,400	$2,942,085	$1,953,222,872

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $1,809,422,113. Net unrealized appreciation aggregated $143,800,759, of which $191,076,408 related to appreciated investment securities and $47,275,649 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2030 Fund

June 30, 2016

AFF30-QTLY-0816
1.818364.111

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 57.7%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	14,366,246	$155,586,440
Fidelity Advisor Series Equity-Income Fund (a)	23,731,638	280,982,598
Fidelity Advisor Series Growth & Income Fund (a)	15,576,089	193,922,307
Fidelity Advisor Series Growth Opportunities Fund (a)	9,936,393	101,152,485
Fidelity Advisor Series Opportunistic Insights Fund (a)	9,957,665	144,485,722
Fidelity Advisor Series Small Cap Fund (a)	7,636,317	77,737,710
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	16,212,929	187,421,454
Fidelity Series 100 Index Fund (a)	6,204,524	85,312,205
Fidelity Series 1000 Value Index Fund (a)	2,925,554	31,595,984
Fidelity Series All-Sector Equity Fund (a)	14,576,037	187,302,081
Fidelity Series Commodity Strategy Fund(a)(b)	7,854,629	43,357,555
Fidelity Series Real Estate Equity Fund (a)	1,350,629	19,935,289
Fidelity Series Small Cap Opportunities Fund (a)	7,566,174	93,669,236
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,437,666,364)		1,602,461,066

International Equity Funds - 27.1%
Fidelity Series Emerging Markets Fund (a)	16,175,693	247,488,105
Fidelity Series International Growth Fund (a)	16,782,842	226,568,363
Fidelity Series International Small Cap Fund (a)	3,647,078	53,028,509
Fidelity Series International Value Fund (a)	24,970,132	224,231,788
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $710,990,377)		751,316,765

Bond Funds - 15.1%
Fidelity Series Emerging Markets Debt Fund (a)	1,873,306	18,770,529
Fidelity Series Floating Rate High Income Fund (a)	770,709	7,098,229
Fidelity Series High Income Fund (a)	9,420,780	84,410,186
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,417,372	14,187,898
Fidelity Series Investment Grade Bond Fund (a)	24,415,617	281,512,056
Fidelity Series Real Estate Income Fund (a)	1,288,250	14,389,758
TOTAL BOND FUNDS
(Cost $419,403,301)		420,368,656

Short-Term Funds - 0.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	47,870	481,093
Fidelity Series Government Money Market Fund 0.25%(a)(c)	892,257	892,257
TOTAL SHORT-TERM FUNDS
(Cost $1,369,299)		1,373,350
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,569,429,341)		2,775,519,837
NET OTHER ASSETS (LIABILITIES) - 0.0%		(544,590)
NET ASSETS - 100%		$2,774,975,247

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$160,167,630	$3,967,259	$10,592,698	$--	$155,586,440
Fidelity Advisor Series Equity-Income Fund	289,044,495	5,019,296	21,996,353	1,331,539	280,982,598
Fidelity Advisor Series Growth & Income Fund	199,691,420	3,326,464	11,936,584	713,949	193,922,307
Fidelity Advisor Series Growth Opportunities Fund	105,499,133	1,404,487	4,891,850	--	101,152,485
Fidelity Advisor Series Opportunistic Insights Fund	148,649,058	4,083,067	9,251,280	--	144,485,722
Fidelity Advisor Series Short-Term Credit Fund	488,102	21,379	30,824	1,263	481,093
Fidelity Advisor Series Small Cap Fund	79,945,409	1,228,095	4,247,697	--	77,737,710
Fidelity Advisor Series Stock Selector Large Cap Value Fund	192,201,930	2,457,941	13,857,226	--	187,421,454
Fidelity Investments Money Market Portfolio Institutional Class 0.46%	903,894	5,074	908,968	440	--
Fidelity Series 100 Index Fund	87,247,727	1,595,983	5,451,839	--	85,312,205
Fidelity Series 1000 Value Index Fund	32,008,863	428,420	2,274,812	--	31,595,984
Fidelity Series All-Sector Equity Fund	191,983,304	2,813,231	11,450,284	--	187,302,081
Fidelity Series Commodity Strategy Fund	35,115,001	5,003,735	1,417,207	--	43,357,555
Fidelity Series Emerging Markets Debt Fund	17,985,957	484,688	697,022	256,703	18,770,529
Fidelity Series Emerging Markets Fund	245,258,717	3,297,940	7,660,768	--	247,488,105
Fidelity Series Floating Rate High Income Fund	7,025,796	168,437	276,143	75,007	7,098,229
Fidelity Series Government Money Market Fund 0.25%	--	929,162	36,906	248	892,257
Fidelity Series High Income Fund	83,614,598	1,238,709	3,222,047	1,195,054	84,410,186
Fidelity Series Inflation-Protected Bond Index Fund	14,442,236	191,783	630,765	3,441	14,187,898
Fidelity Series International Growth Fund	225,481,971	7,641,073	9,704,459	--	226,568,363
Fidelity Series International Small Cap Fund	53,186,989	3,873,027	2,338,731	--	53,028,509
Fidelity Series International Value Fund	222,218,496	14,325,230	8,755,904	--	224,231,788
Fidelity Series Investment Grade Bond Fund	266,769,854	19,297,850	10,080,654	1,693,033	281,512,056
Fidelity Series Real Estate Equity Fund	20,044,910	1,045,064	2,080,165	87,974	19,935,289
Fidelity Series Real Estate Income Fund	14,201,521	356,735	546,524	177,526	14,389,758
Fidelity Series Small Cap Opportunities Fund	96,486,755	1,285,056	6,481,156	--	93,669,236
Total	$2,789,663,766	$ 85,489,185	$ 150,818,866	$ 5,536,177	$2,775,519,837

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $2,581,293,954. Net unrealized appreciation aggregated $194,225,883, of which $258,557,388 related to appreciated investment securities and $64,331,505 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2035 Fund

June 30, 2016

FF-K-35-QTLY-0816
1.907117.106

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.5%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	16,523,095	$227,192,555
Fidelity Series 1000 Value Index Fund Class F (a)	12,343,387	133,308,582
Fidelity Series All-Sector Equity Fund Class F (a)	55,409,681	712,014,400
Fidelity Series Blue Chip Growth Fund Class F (a)	45,282,521	487,239,928
Fidelity Series Commodity Strategy Fund Class F (a)(b)	29,235,531	162,841,910
Fidelity Series Equity-Income Fund Class F (a)	82,814,680	982,182,100
Fidelity Series Growth & Income Fund Class F (a)	58,049,891	730,848,123
Fidelity Series Growth Company Fund Class F (a)	69,186,835	851,689,935
Fidelity Series Intrinsic Opportunities Fund Class F (a)	39,822,427	567,867,809
Fidelity Series Opportunistic Insights Fund Class F (a)	32,532,106	474,643,421
Fidelity Series Real Estate Equity Fund Class F (a)	6,050,173	89,300,556
Fidelity Series Small Cap Discovery Fund Class F (a)	12,737,076	127,116,021
Fidelity Series Small Cap Opportunities Fund Class F (a)	30,999,536	386,254,216
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	57,069,770	652,307,473
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,016,759,456)		6,584,807,029

International Equity Funds - 30.0%
Fidelity Series Emerging Markets Fund Class F (a)	64,066,856	982,785,563
Fidelity Series International Growth Fund Class F (a)	69,076,691	935,298,396
Fidelity Series International Small Cap Fund Class F (a)	14,767,941	215,316,575
Fidelity Series International Value Fund Class F (a)	102,847,637	926,657,213
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,017,727,630)		3,060,057,747

Bond Funds - 5.5%
Fidelity Series Emerging Markets Debt Fund Class F (a)	6,883,197	68,969,631
Fidelity Series Floating Rate High Income Fund Class F (a)	2,844,792	26,200,531
Fidelity Series High Income Fund Class F (a)	33,670,510	301,687,767
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	5,358,687	53,694,042
Fidelity Series Investment Grade Bond Fund Class F (a)	4,749,542	54,809,716
Fidelity Series Real Estate Income Fund Class F (a)	4,733,421	52,872,316
TOTAL BOND FUNDS
(Cost $580,846,069)		558,234,003

Short-Term Funds - 0.0%
Fidelity Series Government Money Market Fund Class F 0.25% (a)(c)	3,162,295	3,162,295
Fidelity Series Short-Term Credit Fund Class F (a)	176,167	1,768,714
TOTAL SHORT-TERM FUNDS
(Cost $4,916,988)		4,931,009
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $9,620,250,143)		10,208,029,788
NET OTHER ASSETS (LIABILITIES) - 0.0%		(399,103)
NET ASSETS - 100%		$10,207,630,685

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$3,199,657	$31,444	$3,231,101	$1,449	$--
Fidelity Series 100 Index Fund Class F	226,990,439	8,633,681	13,438,543	--	227,192,555
Fidelity Series 1000 Value Index Fund Class F	128,250,613	5,107,088	5,869,433	--	133,308,582
Fidelity Series All-Sector Equity Fund Class F	715,396,000	26,243,686	44,861,852	--	712,014,400
Fidelity Series Blue Chip Growth Fund Class F	496,572,828	18,796,556	24,092,933	--	487,239,928
Fidelity Series Commodity Strategy Fund Class F	126,919,928	22,038,282	2,986,229	--	162,841,910
Fidelity Series Emerging Markets Debt Fund Class F	64,663,326	2,998,074	2,309,423	944,827	68,969,631
Fidelity Series Emerging Markets Fund Class F	938,510,058	31,844,687	13,959,555	--	982,785,563
Fidelity Series Equity-Income Fund Class F	960,724,075	41,056,289	50,572,019	3,854,621	982,182,100
Fidelity Series Floating Rate High Income Fund Class F	25,324,613	1,126,348	896,867	280,302	26,200,531
Fidelity Series Government Money Market Fund Class F 0.25%	--	3,208,764	46,469	840	3,162,295
Fidelity Series Growth & Income Fund Class F	736,846,410	32,220,634	47,212,432	4,214,639	730,848,123
Fidelity Series Growth Company Fund Class F	877,202,090	3,655,682	37,160,811	--	851,689,935
Fidelity Series High Income Fund Class F	298,058,138	4,323,140	10,572,506	4,323,003	301,687,767
Fidelity Series Inflation-Protected Bond Index Fund Class F	50,431,341	4,253,422	1,655,157	31,098	53,694,042
Fidelity Series International Growth Fund Class F	904,618,302	49,555,936	32,165,135	--	935,298,396
Fidelity Series International Small Cap Fund Class F	212,127,506	18,201,516	8,349,309	--	215,316,575
Fidelity Series International Value Fund Class F	893,431,027	78,022,871	31,015,430	--	926,657,213
Fidelity Series Intrinsic Opportunities Fund Class F	543,051,816	20,533,580	--	--	567,867,809
Fidelity Series Investment Grade Bond Fund Class F	50,159,195	6,335,549	2,705,036	324,776	54,809,716
Fidelity Series Opportunistic Insights Fund Class F	478,517,555	22,840,664	27,327,738	--	474,643,421
Fidelity Series Real Estate Equity Fund Class F	88,817,470	5,216,699	8,833,657	423,129	89,300,556
Fidelity Series Real Estate Income Fund Class F	51,050,080	2,269,693	1,812,763	661,546	52,872,316
Fidelity Series Short-Term Credit Fund Class F	1,692,662	181,548	114,596	4,727	1,768,714
Fidelity Series Small Cap Discovery Fund Class F	127,937,209	5,411,273	6,262,121	228,157	127,116,021
Fidelity Series Small Cap Opportunities Fund Class F	384,821,942	14,603,170	22,928,995	--	386,254,216
Fidelity Series Stock Selector Large Cap Value Fund Class F	630,786,506	24,723,603	24,890,071	--	652,307,473
Total	$10,016,100,786	$453,433,879	$425,270,181	$15,293,114	$10,208,029,788

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $9,670,123,545. Net unrealized appreciation aggregated $537,906,243, of which $852,816,799 related to appreciated investment securities and $314,910,556 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2015 Fund

June 30, 2016

FF-K-15-QTLY-0816
1.907108.106

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 39.1%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	5,190,882	$71,374,632
Fidelity Series 1000 Value Index Fund Class F (a)	3,846,110	41,537,993
Fidelity Series All-Sector Equity Fund Class F (a)	17,333,403	222,734,224
Fidelity Series Blue Chip Growth Fund Class F (a)	14,120,317	151,934,614
Fidelity Series Commodity Strategy Fund Class F (a)(b)	15,566,112	86,703,245
Fidelity Series Equity-Income Fund Class F (a)	25,912,554	307,322,888
Fidelity Series Growth & Income Fund Class F (a)	18,158,418	228,614,487
Fidelity Series Growth Company Fund Class F (a)	21,680,777	266,890,365
Fidelity Series Intrinsic Opportunities Fund Class F (a)	12,626,784	180,057,938
Fidelity Series Opportunistic Insights Fund Class F (a)	10,169,038	148,366,266
Fidelity Series Real Estate Equity Fund Class F (a)	1,919,284	28,328,636
Fidelity Series Small Cap Discovery Fund Class F (a)	3,967,174	39,592,401
Fidelity Series Small Cap Opportunities Fund Class F (a)	9,670,790	120,498,038
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	17,787,671	203,313,084
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,816,427,184)		2,097,268,811

International Equity Funds - 18.7%
Fidelity Series Emerging Markets Fund Class F (a)	24,896,167	381,907,205
Fidelity Series International Growth Fund Class F (a)	20,789,520	281,490,103
Fidelity Series International Small Cap Fund Class F (a)	4,210,743	61,392,628
Fidelity Series International Value Fund Class F (a)	30,954,437	278,899,477
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $929,174,230)		1,003,689,413

Bond Funds - 33.3%
Fidelity Series Emerging Markets Debt Fund Class F (a)	3,432,806	34,396,711
Fidelity Series Floating Rate High Income Fund Class F (a)	1,465,184	13,494,349
Fidelity Series High Income Fund Class F (a)	18,109,321	162,259,513
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	10,091,448	101,116,314
Fidelity Series Investment Grade Bond Fund Class F (a)	125,398,769	1,447,101,799
Fidelity Series Real Estate Income Fund Class F (a)	2,323,248	25,950,685
TOTAL BOND FUNDS
(Cost $1,785,020,589)		1,784,319,371

Short-Term Funds - 8.9%
Fidelity Series Government Money Market Fund Class F 0.25% (a)(c)	309,955,997	309,955,997
Fidelity Series Short-Term Credit Fund Class F (a)	16,776,682	168,437,887
TOTAL SHORT-TERM FUNDS
(Cost $477,579,984)		478,393,884
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,008,201,987)		5,363,671,479
NET OTHER ASSETS (LIABILITIES) - 0.0%		(211,896)
NET ASSETS - 100%		$5,363,459,583

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$254,876,955	$52,343,724	$307,220,679	$122,099	$--
Fidelity Series 100 Index Fund Class F	75,295,664	976,179	6,512,785	--	71,374,632
Fidelity Series 1000 Value Index Fund Class F	42,408,639	759,855	3,490,698	--	41,537,993
Fidelity Series All-Sector Equity Fund Class F	237,413,523	3,219,907	22,814,343	--	222,734,224
Fidelity Series Blue Chip Growth Fund Class F	164,740,280	2,776,861	14,344,093	--	151,934,614
Fidelity Series Commodity Strategy Fund Class F	68,626,204	12,207,034	2,893,431	--	86,703,245
Fidelity Series Emerging Markets Debt Fund Class F	33,967,677	854,887	2,264,929	481,787	34,396,711
Fidelity Series Emerging Markets Fund Class F	381,109,352	4,302,660	13,838,384	--	381,907,205
Fidelity Series Equity-Income Fund Class F	319,118,331	6,661,930	28,362,785	1,268,984	307,322,888
Fidelity Series Floating Rate High Income Fund Class F	13,671,101	403,165	922,320	147,069	13,494,349
Fidelity Series Government Money Market Fund Class F 0.25%	--	316,610,529	6,654,532	87,160	309,955,997
Fidelity Series Growth & Income Fund Class F	244,567,148	4,556,343	23,472,048	1,386,449	228,614,487
Fidelity Series Growth Company Fund Class F	292,169,579	2,022,578	29,797,570	--	266,890,365
Fidelity Series High Income Fund Class F	165,258,200	2,354,328	10,752,699	2,354,322	162,259,513
Fidelity Series Inflation-Protected Bond Index Fund Class F	102,736,543	3,010,002	5,937,589	62,175	101,116,314
Fidelity Series International Growth Fund Class F	289,869,678	9,333,172	21,882,130	--	281,490,103
Fidelity Series International Small Cap Fund Class F	70,100,053	740,269	7,369,367	--	61,392,628
Fidelity Series International Value Fund Class F	287,697,295	17,709,313	22,502,549	--	278,899,477
Fidelity Series Intrinsic Opportunities Fund Class F	185,844,082	2,366,850	9,591,502	--	180,057,938
Fidelity Series Investment Grade Bond Fund Class F	1,577,777,099	26,254,941	186,672,565	9,557,090	1,447,101,799
Fidelity Series Opportunistic Insights Fund Class F	158,937,341	2,616,526	13,432,186	--	148,366,266
Fidelity Series Real Estate Equity Fund Class F	29,313,264	1,123,783	3,390,635	134,309	28,328,636
Fidelity Series Real Estate Income Fund Class F	26,401,984	623,585	1,756,983	331,143	25,950,685
Fidelity Series Short-Term Credit Fund Class F	136,694,630	41,655,115	10,747,322	428,293	168,437,887
Fidelity Series Small Cap Discovery Fund Class F	41,247,007	1,441,902	3,103,152	71,092	39,592,401
Fidelity Series Small Cap Opportunities Fund Class F	127,829,044	1,651,537	12,103,625	--	120,498,038
Fidelity Series Stock Selector Large Cap Value Fund Class F	210,704,484	3,003,899	17,402,434	--	203,313,084
Total	$5,538,375,157	$521,580,874	$789,233,335	$16,431,972	$5,363,671,479

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $5,022,214,906. Net unrealized appreciation aggregated $341,456,573, of which $419,333,398 related to appreciated investment securities and $77,876,825 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2005 Fund

June 30, 2016

FRX-X05-QTLY-0816
1.906834.106

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 24.3%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $13,946,537)	340,603	20,596,260

Commodity Funds - 1.1%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $1,196,396)	167,828	934,799

International Equity Funds - 10.9%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $9,467,914)	882,693	9,215,312

Bond Funds - 36.8%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $30,159,337)	2,614,478	31,269,155

Inflation-Protected Bond Funds - 4.8%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $4,244,722)	408,442	4,092,585

Short-Term Funds - 22.1%
Fidelity Series Government Money Market Fund Class F 0.25% (a)(c)
(Cost $18,740,533)	18,740,533	18,740,533
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $77,755,439)		84,848,644
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,544)
NET ASSETS - 100%		$84,845,100

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$17,442,500	$888,940	$18,331,440	$9,102	$--
Fidelity Series Commodity Strategy Fund Class F	853,689	45,649	75,023	--	934,799
Fidelity Series Global ex U.S. Index Fund	8,738,127	726,253	267,332	--	9,215,312
Fidelity Series Government Money Market Fund Class F 0.25%	--	18,896,446	155,912	4,544	18,740,533
Fidelity Series Inflation-Protected Bond Index Fund Class F	3,778,796	321,381	60,460	2,413	4,092,585
Fidelity Total Market Index Fund Class F	19,519,820	1,307,367	659,530	60,346	20,596,260
Fidelity U.S. Bond Index Fund Class F	29,370,920	2,214,396	811,329	186,992	31,269,155
Total	$79,703,852	$24,400,432	$20,361,026	$263,397	$84,848,644

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $78,124,501. Net unrealized appreciation aggregated $6,724,143, of which $7,857,974 related to appreciated investment securities and $1,133,831 related to depreciated investment securities.

During the period, certain underlying investments incurred name changes. These changes may involve one or more of the following, as applicable: replacing “Spartan” with “Fidelity” or renaming “Fidelity Institutional Money Market” to “Fidelity Investments Money Market.” The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2010 Fund

June 30, 2016

FRX-X10-QTLY-0816
1.906836.106

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 30.4%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $83,904,460)	2,296,464	138,867,192

Commodity Funds - 1.2%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $7,041,407)	965,957	5,380,382

International Equity Funds - 13.5%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $61,598,508)	5,907,218	61,671,356

Bond Funds - 34.2%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $150,082,941)	13,041,380	155,974,906

Inflation-Protected Bond Funds - 4.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $18,782,062)	1,826,495	18,301,478

Short-Term Funds - 16.7%
Fidelity Series Government Money Market Fund Class F 0.25% (a)(c)
(Cost $76,209,063)	76,209,063	76,209,063
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $397,618,441)		456,404,377
NET OTHER ASSETS (LIABILITIES) - 0.0%		(17,113)
NET ASSETS - 100%		$456,387,264

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$73,915,755	$1,797,235	$75,712,990	$38,118	$--
Fidelity Series Commodity Strategy Fund Class F	5,065,057	125,119	444,638	--	5,380,382
Fidelity Series Global ex U.S. Index Fund	60,961,031	3,362,324	2,780,900	--	61,671,356
Fidelity Series Government Money Market Fund Class F 0.25%	--	77,231,935	1,022,872	18,707	76,209,063
Fidelity Series Inflation-Protected Bond Index Fund Class F	17,478,966	1,019,161	433,981	10,981	18,301,478
Fidelity Total Market Index Fund Class F	137,200,248	4,776,800	6,008,454	424,599	138,867,192
Fidelity U.S. Bond Index Fund Class F	152,976,872	6,275,277	5,784,366	954,310	155,974,906
Total	$447,597,929	$94,587,851	$92,188,201	$1,446,715	$456,404,377

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $399,418,262. Net unrealized appreciation aggregated $56,986,115, of which $62,093,177 related to appreciated investment securities and $5,107,062 related to depreciated investment securities.

During the period, certain underlying investments incurred name changes. These changes may involve one or more of the following, as applicable: replacing “Spartan” with “Fidelity” or renaming “Fidelity Institutional Money Market” to “Fidelity Investments Money Market.” The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2040 Fund

June 30, 2016

FRX-X40-QTLY-0816
1.906850.106

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $897,860,491)	19,063,419	1,152,764,968

Commodity Funds - 1.4%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $31,232,590)	4,571,198	25,461,575

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $531,768,741)	48,354,399	504,819,922

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $181,583,812)	15,629,164	186,924,806
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,642,445,634)		1,869,971,271
NET OTHER ASSETS (LIABILITIES) - 0.0%		(68,048)
NET ASSETS - 100%		$1,869,903,223

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$23,041,158	$1,089,521	$1,647,167	$--	$25,461,575
Fidelity Series Global ex U.S. Index Fund	469,950,623	37,982,455	4,200,141	--	504,819,922
Fidelity Total Market Index Fund Class F	1,074,101,494	67,778,229	13,033,840	3,346,660	1,152,764,968
Fidelity U.S. Bond Index Fund Class F	173,943,568	13,292,964	3,270,806	1,111,540	186,924,806
Total	$1,741,036,843	$120,143,169	$22,151,954	$4,458,200	$1,869,971,271

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $1,650,301,404. Net unrealized appreciation aggregated $219,669,867, of which $266,393,388 related to appreciated investment securities and $46,723,521 related to depreciated investment securities.

During the period, certain underlying investments incurred name changes. These changes may involve one or more of the following, as applicable: replacing “Spartan” with “Fidelity” or renaming “Fidelity Institutional Money Market” to “Fidelity Investments Money Market.” The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Income Fund

June 30, 2016

FRI-QTLY-0816
1.818362.111

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	926,065	$12,733,391
Fidelity Series 1000 Value Index Fund (a)	690,971	7,462,492
Fidelity Series All-Sector Equity Fund (a)	3,095,084	39,771,833
Fidelity Series Blue Chip Growth Fund (a)	2,522,990	27,122,143
Fidelity Series Commodity Strategy Fund (a)(b)	6,270,453	34,612,899
Fidelity Series Equity-Income Fund (a)	4,636,781	54,945,855
Fidelity Series Growth & Income Fund (a)	3,247,315	40,818,744
Fidelity Series Growth Company Fund (a)	3,870,372	47,605,580
Fidelity Series Intrinsic Opportunities Fund (a)	2,252,306	32,072,830
Fidelity Series Opportunistic Insights Fund (a)	1,820,460	26,505,895
Fidelity Series Real Estate Equity Fund (a)	345,960	5,106,364
Fidelity Series Small Cap Discovery Fund (a)	714,586	7,131,572
Fidelity Series Small Cap Opportunities Fund (a)	1,737,317	21,507,984
Fidelity Series Stock Selector Large Cap Value Fund (a)	3,192,689	36,460,511
TOTAL DOMESTIC EQUITY FUNDS
(Cost $337,821,400)		393,858,093

International Equity Funds - 9.3%
Fidelity Series Emerging Markets Fund (a)	6,408,025	98,042,789
Fidelity Series International Growth Fund (a)	3,495,324	47,186,874
Fidelity Series International Small Cap Fund (a)	659,139	9,583,886
Fidelity Series International Value Fund (a)	5,196,563	46,665,135
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $189,126,619)		201,478,684

Bond Funds - 46.7%
Fidelity Series Emerging Markets Debt Fund (a)	1,430,430	14,332,906
Fidelity Series Floating Rate High Income Fund (a)	592,519	5,457,098
Fidelity Series High Income Fund (a)	7,523,147	67,407,394
Fidelity Series Inflation-Protected Bond Index Fund (a)	8,195,068	82,032,635
Fidelity Series Investment Grade Bond Fund (a)	72,412,751	834,919,022
Fidelity Series Real Estate Income Fund (a)	960,435	10,728,063
TOTAL BOND FUNDS
(Cost $960,361,785)		1,014,877,118

Short-Term Funds - 25.9%
Fidelity Series Government Money Market Fund 0.25% (a)(c)	365,419,692	365,419,692
Fidelity Series Short-Term Credit Fund (a)	19,716,561	197,954,271
TOTAL SHORT-TERM FUNDS
(Cost $562,284,473)		563,373,963
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,049,594,277)		2,173,587,858
NET OTHER ASSETS (LIABILITIES) - 0.0%		(167)
NET ASSETS - 100%		$2,173,587,691

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 0.46%	$361,804,933	$7,185,854	$368,990,787	$158,724	$--
Fidelity Series 100 Index Fund	13,381,328	33,311	965,853	--	12,733,391
Fidelity Series 1000 Value Index Fund	7,536,729	37,561	444,616	--	7,462,492
Fidelity Series All-Sector Equity Fund	42,190,365	242,412	3,498,105	--	39,771,833
Fidelity Series Blue Chip Growth Fund	29,248,682	75,906	1,967,021	--	27,122,143
Fidelity Series Commodity Strategy Fund	26,814,515	5,007,167	646,224	--	34,612,899
Fidelity Series Emerging Markets Debt Fund	13,717,841	229,778	373,491	194,533	14,332,906
Fidelity Series Emerging Markets Fund	96,622,467	484,855	1,685,647	--	98,042,789
Fidelity Series Equity-Income Fund	56,664,913	396,348	3,894,124	206,530	54,945,855
Fidelity Series Floating Rate High Income Fund	5,418,638	72,100	171,668	57,448	5,457,098
Fidelity Series Government Money Market Fund 0.25%	--	368,731,097	3,311,405	103,035	365,419,692
Fidelity Series Growth & Income Fund	43,465,994	341,538	3,510,993	233,597	40,818,744
Fidelity Series Growth Company Fund	52,047,879	--	4,841,805	--	47,605,580
Fidelity Series High Income Fund	66,012,169	944,461	1,738,757	944,455	67,407,394
Fidelity Series Inflation-Protected Bond Index Fund	82,864,420	284,345	2,183,625	19,668	82,032,635
Fidelity Series International Growth Fund	44,489,196	4,135,727	2,096,950	--	47,186,874
Fidelity Series International Small Cap Fund	11,162,200	27,900	1,275,924	--	9,583,886
Fidelity Series International Value Fund	44,139,893	5,436,927	2,221,723	--	46,665,135
Fidelity Series Intrinsic Opportunities Fund	33,163,750	80,199	1,408,201	--	32,072,830
Fidelity Series Investment Grade Bond Fund	847,712,225	7,452,596	37,138,437	5,204,456	834,919,022
Fidelity Series Opportunistic Insights Fund	28,245,045	70,357	1,842,962	--	26,505,895
Fidelity Series Real Estate Equity Fund	5,209,839	34,987	364,235	21,984	5,106,364
Fidelity Series Real Estate Income Fund	10,578,572	159,098	289,579	131,510	10,728,063
Fidelity Series Short-Term Credit Fund	194,899,180	7,468,491	5,400,349	473,220	197,954,271
Fidelity Series Small Cap Discovery Fund	7,366,759	28,195	271,813	9,354	7,131,572
Fidelity Series Small Cap Opportunities Fund	22,720,796	56,554	1,806,954	--	21,507,984
Fidelity Series Stock Selector Large Cap Value Fund	37,527,034	273,682	2,597,323	--	36,460,511
Total	$2,185,005,362	$409,291,446	$454,938,571	$7,758,514	$2,173,587,858

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $2,052,574,205. Net unrealized appreciation aggregated $121,013,653, of which $146,807,826 related to appreciated investment securities and $25,794,173 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 26, 2016